UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2013 (Unaudited)

Shares		Value
Common Stocks — 98.27%
Consumer Discretionary — 13.79%
10,000	Fossil Group, Inc.*	$1,033,100
13,700	Guess?, Inc.	425,111
75,420	LKQ Corp.*	1,942,065
20,200	Monro Muffler Brake, Inc.	970,610
5,400	Panera Bread Co., Class A*	1,004,076
17,500	Tractor Supply Co.	2,058,175
14,400	Under Armour, Inc., Class A*	859,824
15,500	Vitamin Shoppe, Inc.*	695,020
13,700	WMS Industries, Inc.*	349,487

		9,337,468

Consumer Staples — 5.81%
13,700	Church & Dwight Co., Inc.	845,427
15,900	Pricesmart, Inc.	1,393,317
9,300	Treehouse Foods, Inc.*	609,522
20,100	United Natural Foods, Inc.*	1,085,199

		3,933,465

Energy — 7.05%
10,000	Dril-Quip, Inc.*	902,900
20,800	Gulfport Energy Corp.*	979,056
17,580	Oceaneering International, Inc.	1,269,276
9,400	Oil States International, Inc.*	870,816
17,700	Unit Corp.*	753,666

		4,775,714

Financials — 8.76%
5,800	Affiliated Managers Group, Inc.*	950,852
14,800	Eaton Vance Corp.	556,332
12,400	Federated Investors, Inc., Class B	339,884
16,000	First Cash Financial Services, Inc.*	787,360
22,700	HCC Insurance Holdings, Inc.	978,597
26,000	Raymond James Financial, Inc.	1,117,480
7,100	Signature Bank*	589,442
29,984	Tower Group International Ltd.	614,972

		5,934,919

Health Care — 18.41%
20,040	Catamaran Corp.*	976,349
17,600	Cepheid, Inc.*	605,792
8,400	Charles River Laboratories International, Inc.*	344,652
6,700	Edwards Lifesciences Corp.*	450,240
12,600	Henry Schein, Inc.*	1,206,450
10,100	IDEXX Laboratories, Inc.*	906,778
10,600	Integra LifeSciences Holdings Corp.*	388,278

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
5,500	Laboratory Corp of America Holdings*	$550,550
4,600	Mettler-Toledo International, Inc.*	925,520
9,100	MWI Veterinary Supply, Inc.*	1,121,484
21,000	NuVasive, Inc.*	520,590
20,400	PAREXEL International Corp.*	937,176
7,600	Perrigo Co.	919,600
8,700	Varian Medical Systems, Inc.*	586,815
25,900	Volcano Corp.*	469,567
8,800	Waters Corp.*	880,440
9,600	West Pharmaceutical Services, Inc.	674,496

		12,464,777

Industrials — 22.62%
6,700	Alliant Techsystems, Inc.	551,611
34,700	AMETEK, Inc.	1,467,810
12,900	Clean Harbors, Inc.*	651,837
22,440	Donaldson Co., Inc.	800,210
10,380	Expeditors International of Washington, Inc.	394,544
16,200	Flowserve Corp.	874,962
8,040	Huron Consulting Group, Inc.*	371,769
11,500	Jacobs Engineering Group, Inc.*	633,995
10,700	Landstar System, Inc.	551,050
12,900	MSC Industrial Direct Co., Inc., Class A	999,234
12,500	Polypore International, Inc.*	503,750
6,000	Portfolio Recovery Associates, Inc.*	921,780
12,400	Proto Labs, Inc.*	805,628
9,690	Roper Industries, Inc.	1,203,692
10,600	Stericycle, Inc.*	1,170,558
10,400	Teledyne Technologies, Inc.*	804,440
12,200	Towers Watson & Co., Class A	999,668
16,900	Waste Connections, Inc.	695,266
22,900	Woodward, Inc.	916,000

		15,317,804

Information Technology — 15.03%
10,720	ANSYS, Inc.*	783,632
18,510	Autodesk, Inc.*	628,229
19,500	Bottomline Technologies, Inc.*	493,155
7,400	F5 Networks, Inc.*	509,120
16,300	Global Payments, Inc.	755,016
14,900	Informatica Corp.*	521,202
5,400	Mercadolibre, Inc.	581,904
17,250	Microchip Technology, Inc.	642,563
17,700	MICROS Systems, Inc.*	763,755
18,750	National Instruments Corp.	523,875
12,800	Open Text Corp.	876,416
17,200	Plexus Corp.*	514,108
41,400	Riverbed Technology, Inc.*	644,184

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
22,100	Synopsys, Inc.*	$790,075
9,800	Ultimate Software Group, Inc.*	1,149,442

		10,176,676

Materials — 6.80%
13,400	Airgas, Inc.	1,279,164
15,700	AptarGroup, Inc.	866,797
20,900	Balchem Corp.	935,275
10,400	Reliance Steel & Aluminum Co.	681,824
10,500	Sigma-Aldrich Corp.	843,780

		4,606,840

Total Common Stocks		66,547,663

(Cost $41,986,656)
Investment Company — 2.05%
1,389,197	JPMorgan Prime Money Market Fund	1,389,197

Total Investment Company		1,389,197

(Cost $1,389,197)
Total Investments		$67,936,860
(Cost $43,375,853)(a) — 100.32%

Liabilities in excess of other assets — (0.32)%		(214,120)

NET ASSETS — 100.00%		$67,722,740

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2013 (Unaudited)

Shares		Value
Common Stocks — 94.74%
Consumer Discretionary — 21.81%
117,700	Bridgepoint Education, Inc.*	$1,433,586
114,438	Delta Apparel, Inc.*	1,613,576
5,500	Destination Maternity Corp.	135,300
467,418	Destination XL Group, Inc.*	2,963,430
22,500	Gordmans Stores, Inc.*	306,225
65,600	Grand Canyon Education, Inc.*	2,114,288
3,700	Kona Grill, Inc.*	43,364
80,500	Libbey, Inc.*	1,929,585
53,830	Mac-Gray Corp.	764,386
14,400	Red Robin Gourmet Burgers, Inc.*	794,592
169,300	RG Barry Corp.	2,749,432
168,000	Smith & Wesson Holding Corp.*	1,676,640
30,600	Sodastream International Ltd.*	2,223,090
107,033	Steinway Musical Instruments, Inc.*	3,257,014
165,000	Universal Electronics, Inc.*	4,641,450
240,400	Zagg, Inc.*	1,286,140

		27,932,098

Energy — 5.29%
30,708	Geospace Technologies Corp.*	2,121,309
85,100	Gulfport Energy Corp.*	4,005,657
88,300	Synergy Resources Corp.*	646,356

		6,773,322

Financials — 10.66%
205,300	Asta Funding, Inc.	1,775,845
63,500	Boston Private Financial Holdings, Inc.	675,640
91,059	CoBiz Financial, Inc.	755,790
207,900	Compass Diversified Holdings	3,644,487
57,400	LaSalle Hotel Properties REIT	1,417,780
27,626	Mercantile Bank Corp.	496,439
74,489	MetroCorp Bancshares, Inc.	727,013
51,500	National Interstate Corp.	1,506,375
71,174	Northrim BanCorp, Inc.	1,721,699
65,000	Washington Banking Co.	923,000

		13,644,068

Health Care — 6.86%
221,800	BioScrip, Inc.*	3,659,700
82,900	Exactech, Inc.*	1,637,275
49,700	Meridian Bioscience, Inc.	1,068,550
87,700	US Physical Therapy, Inc.	2,424,028

		8,789,553

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
Industrials — 20.35%
107,000	Acacia Research Corp.	$2,391,450
215,700	Air Transport Services Group, Inc.*	1,425,777
111,456	Allied Defense Group, Inc. (The)*(a)(b)	581,800
98,500	AZZ, Inc.	3,798,160
165,525	Columbus McKinnon Corp.*	3,528,993
59,900	Ducommun, Inc.*	1,273,474
84,600	Ennis, Inc.	1,462,734
82,300	Greenbrier Cos., Inc.*	2,005,651
187,400	Hudson Technologies, Inc.*	597,806
13,500	Hurco Cos, Inc.	388,395
24,300	Marten Transport Ltd.	380,781
91,200	NN, Inc.	1,040,592
29,825	Old Dominion Freight Line, Inc.*	1,241,317
50,900	Orion Marine Group, Inc.*	615,381
300,400	PGT, Inc.*	2,604,468
41,900	Sparton Corp.*	722,356
64,050	Sun Hydraulics Corp.	2,003,484

		26,062,619

Information Technology — 20.71%
48,082	Aspen Technology, Inc.*	1,384,281
154,900	Commtouch Software Ltd.*	497,229
136,774	Computer Task Group, Inc.	3,141,699
39,900	comScore, Inc.*	973,161
237,800	Glu Mobile, Inc.*	523,160
60,800	GSI Group, Inc.*	488,832
100,200	Interactive Intelligence Group, Inc.*	5,170,320
135,900	KEYW Holding Corp. (The)*	1,800,675
111,700	NIC, Inc.	1,846,401
55,600	Rubicon Technology, Inc.*	445,356
47,400	STEC, Inc.*	318,528
119,051	Tessco Technologies, Inc.	3,142,946
72,000	Tyler Technologies, Inc.*	4,935,600
184,500	Xyratex Ltd.	1,856,070

		26,524,258

Materials — 7.19%
72,116	Intertape Polymer Group, Inc.	887,027
63,700	Koppers Holdings, Inc.	2,432,066
62,500	Landec Corp.*	825,625
264,900	OMNOVA Solutions, Inc.*	2,121,849
99,588	Universal Stainless & Alloy Products, Inc.*	2,935,854

		9,202,421

Telecommunication Services — 0.61%
305,900	Towerstream Corp.*	780,045

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
Utilities — 1.26%
55,800	Unitil Corp.	$1,611,504

Total Common Stocks		121,319,888

(Cost $72,337,589)
Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)
Exchange Traded Funds — 0.50%
18,800	SPDR S&P Regional Banking	636,944

Total Exchange Traded Funds		636,944

(Cost $373,522)
Investment Company — 4.85%
6,208,611	JPMorgan Prime Money Market Fund	6,208,611

Total Investment Company		6,208,611

(Cost $6,208,611)

Total Investments		$128,165,443
(Cost $78,919,722)(d) — 100.09%

Liabilities in excess of other assets — (0.09)%		(116,833)

NET ASSETS — 100.00%		$128,048,610

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2013 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $581,800 or 0.45% of net assets was as follows:

6/30/13
Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$ 5.22
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2013 (Unaudited)

Shares		Value
Common Stocks — 94.92%
Consumer Discretionary — 21.91%
67,500	Ascena Retail Group, Inc.*	$1,177,875
5,300	Destination Maternity Corp.	130,380
377,700	Destination XL Group, Inc.*	2,394,618
42,700	Drew Industries, Inc.	1,678,964
54,400	Grand Canyon Education, Inc.*	1,753,312
42,500	Helen of Troy Ltd.*	1,630,725
76,000	Libbey, Inc.*	1,821,720
23,500	Maidenform Brands, Inc.*	407,255
112,023	RG Barry Corp.	1,819,253
53,500	Sally Beauty Holdings, Inc.*	1,663,850
25,700	Sodastream International Ltd.*	1,867,105
92,177	Steinway Musical Instruments, Inc.*	2,804,946
35,975	Steven Madden Ltd.*	1,740,471
45,700	True Religion Apparel, Inc.	1,446,862
118,423	Universal Electronics, Inc.*	3,331,239
29,100	Vera Bradley, Inc.*	630,306
212,700	Zagg, Inc.*	1,137,945

		27,436,826

Consumer Staples — 0.25%
14,300	Nash Finch Co.	314,743

Energy — 4.52%
9,700	CARBO Ceramics, Inc.	654,071
700	Diamondback Energy, Inc.*	23,324
26,300	Geospace Technologies Corp.*	1,816,804
54,400	Gulfport Energy Corp.*	2,560,608
15,100	World Fuel Services Corp.	603,698

		5,658,505

Financials — 11.32%
53,000	AMERISAFE, Inc.	1,716,670
41,327	Asta Funding, Inc.	357,479
21,500	Chemical Financial Corp.	558,785
28,800	Community Bank System, Inc.	888,480
146,900	Compass Diversified Holdings	2,575,157
159,600	KKR Financial Holdings LLC	1,683,780
52,600	LaSalle Hotel Properties REIT	1,299,220
42,500	ProAssurance Corp.	2,216,800
43,200	Safeguard Scientifics, Inc.*	693,360
106,679	Tower Group International Ltd.	2,187,986

		14,177,717

Health Care — 7.62%
35,300	Bio-Reference Labs, Inc.*	1,014,875
182,400	BioScrip, Inc.*	3,009,600
64,800	Masimo Corp.	1,373,760

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
21,600	Meridian Bioscience, Inc.	$464,400
42,800	US Physical Therapy, Inc.	1,182,992
35,500	West Pharmaceutical Services, Inc.	2,494,230

		9,539,857

Industrials — 22.04%
87,514	Acacia Research Corp.	1,955,938
283,200	ACCO Brands Corp.*	1,801,152
50,129	Astronics Corp.*	2,048,772
15,500	Atlas Air Worldwide Holdings, Inc.*	678,280
82,222	AZZ, Inc.	3,170,480
9,600	Chart Industries, Inc.*	903,264
116,400	Columbus McKinnon Corp.*	2,481,648
42,200	Ducommun, Inc.*	897,172
45,300	EnerSys, Inc.	2,221,512
79,900	Greenbrier Cos., Inc.*	1,947,163
65,500	Insteel Industries, Inc.	1,147,560
87,900	Interface, Inc.	1,491,663
35,150	Old Dominion Freight Line, Inc.*	1,462,943
64,600	Primoris Services Corp.	1,273,912
20,600	Roadrunner Transportation Systems, Inc.*	573,504
52,900	Sun Hydraulics Corp.	1,654,712
35,400	Wabtec Corp.	1,891,422

		27,601,097

Information Technology — 20.72%
42,400	Aspen Technology, Inc.*	1,220,696
83,039	Computer Task Group, Inc.	1,907,406
48,600	Interactive Intelligence Group, Inc.*	2,507,760
49,100	InterDigital, Inc.	2,192,315
44,900	Liquidity Services, Inc.*	1,556,683
38,600	Measurement Specialties, Inc.*	1,796,058
89,600	NIC, Inc.	1,481,088
62,300	Sapient Corp.*	813,638
71,900	Skyworks Solutions, Inc.*	1,573,891
23,000	STEC, Inc.*	154,560
40,300	Synchronoss Technologies, Inc.*	1,244,061
124,800	Take-Two Interactive Software, Inc.*	1,868,256
78,000	Tessco Technologies, Inc.	2,059,200
44,200	Tyler Technologies, Inc.*	3,029,910
24,300	VistaPrint NV*	1,199,691
133,084	Xyratex Ltd.	1,338,825

		25,944,038

Materials — 6.07%
86,500	FutureFuel Corp.	1,225,705
10,500	Kaiser Aluminum, Corp.	650,370
49,200	Koppers Holdings, Inc.	1,878,456

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
215,200	OMNOVA Solutions, Inc.*	$1,723,752
72,091	Universal Stainless & Alloy Products, Inc.*	2,125,243

		7,603,526

Utilities — 0.47%
13,200	UNS Energy Corp.	590,436

Total Common Stocks		118,866,745

(Cost $88,863,707)
Exchange Traded Funds — 1.50%
19,300	iShares Russell 2000 Index Fund	1,875,188

Total Exchange Traded Funds		1,875,188

(Cost $1,677,852)
Investment Company — 3.72%
4,655,381	JPMorgan Prime Money Market Fund	4,655,381

Total Investment Company		4,655,381

(Cost $4,655,381)

Total Investments		$125,397,314
(Cost $95,196,940)(a) — 100.14%

Liabilities in excess of other assets — (0.14)%		(170,687)

NET ASSETS — 100.00%		$125,226,627

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2013 (Unaudited)

Shares		Value
Common Stocks — 98.83%
Consumer Discretionary — 21.98%
17,500	ALCO Stores, Inc.*	$193,025
3,725	Ambassadors International, Inc.*	24
18,000	Ambow Education Holding Ltd. ADR*(a)	17,100
15,000	American Greetings Corp., Class A	273,300
13,500	America’s Car-Mart, Inc.*	583,740
15,000	Arctic Cat, Inc.	674,700
19,000	Asbury Automotive Group, Inc.*	761,900
800	Biglari Holdings, Inc.*	328,320
10,000	Blyth, Inc.	139,600
46,000	Books-A-Million, Inc.*	120,520
15,127	Bowl America, Inc., Class A	192,869
14,000	Brown Shoe Co., Inc.	301,420
47,500	Build-A-Bear Workshop, Inc.*	288,325
44,000	Carriage Services, Inc.	745,800
12,000	Core-Mark Holding Co., Inc.	762,000
26,000	CSS Industries, Inc.	648,180
34,000	Delta Apparel, Inc.*	479,400
82	Digital Generation, Inc.*	604
15,000	E.W. Scripps Co. (The), Class A*	233,700
23,000	Entercom Communications Corp., Class A*	217,120
26,000	Flexsteel Industries, Inc.	633,880
36,000	Fred’s, Inc., Class A	557,640
58,000	Hastings Entertainment, Inc.	237,800
10,000	Haverty Furniture Cos., Inc.	230,100
15,000	Helen of Troy Ltd.*	575,550
32,000	hhgregg, Inc.*	511,040
31,000	Hooker Furniture Corp.	504,060
52,800	Isle of Capri Casinos, Inc.*	396,000
26,800	JAKKS Pacific, Inc.	301,500
24,000	Johnson Outdoors, Inc., Class A*	597,600
82,000	Journal Communications, Inc., Class A*	614,180
36,000	Kid Brands, Inc.*	55,440
50,310	Lakeland Industries, Inc.*	237,463
95,270	Lazare Kaplan International, Inc.*	119,088
37,000	La-Z-Boy, Inc.	749,990
31,000	Lifetime Brands, Inc.	420,980
18,000	Lithia Motors, Inc., Class A	959,580
46,000	Luby’s, Inc.*	388,700
33,000	Mac-Gray Corp.	468,600
45,000	Marcus Corp.	572,400
19,000	MarineMax, Inc.*	215,270
7,500	McRae Industries, Inc., Class A	164,475
26,000	Media General, Inc., Class A*	286,780
21,300	Mestek, Inc.	292,875
20,000	Modine Manufacturing Co.*	217,600
19,400	Movado Group, Inc.	656,302

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
4,000	NACCO Industries, Inc., Class A	$229,120
10,300	Nobility Homes, Inc.*	72,615
24,000	OfficeMax, Inc.	245,520
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.	372,689
135,000	Point.360*	137,700
90,600	Radio One, Inc., Class D*	210,192
56,000	Red Lion Hotels Corp.*	342,160
22,550	REX American Resources Corp.*	648,764
40,000	Rocky Brands, Inc.	604,800
69,000	Ruby Tuesday, Inc.*	636,870
20,300	Saga Communications, Inc., Class A	931,973
45,150	Salem Communications Corp., Class A	338,174
45,000	Shiloh Industries, Inc.	469,800
26,000	Stage Stores, Inc.	611,000
27,000	Standard Motor Products, Inc.	927,180
33,000	Stein Mart, Inc.	450,450
25,000	Steinway Musical Instruments, Inc.*	760,750
80,000	Stewart Enterprises, Inc., Class A	1,047,200
17,000	Strattec Security Corp.	635,120
30,000	Superior Industries International, Inc.	516,300
33,000	Systemax, Inc.	310,530
75,000	Trans World Entertainment Corp.	364,500
38,000	Tuesday Morning Corp.*	394,060
37,000	Unifi, Inc.*	764,790
30,000	Universal Travel Group*	3,600
54,000	VOXX International Corp.*	662,580
1,397	Walking Co. Holdings, Inc. (The)	13,062
12,400	Weyco Group, Inc.	312,480

		30,940,519

Consumer Staples — 3.80%
12,600	Andersons, Inc. (The)	670,194
61,000	Central Garden and Pet Co.*	433,100
36,000	Chiquita Brands International, Inc.*	393,120
30,000	Ingles Markets, Inc., Class A	757,500
10,000	Nash Finch Co.	220,100
12,000	Oil-Dri Corp. of America	329,640
63,000	Omega Protein Corp.*	565,740
32,000	Prestige Brands Holdings, Inc.*	932,480
45,000	Roundy’s, Inc.	374,850
73,000	Royal Hawaiian Orchards LP	267,180
22,000	Spartan Stores, Inc.	405,680

		5,349,584

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
Energy — 2.94%
22,600	Basic Energy Services, Inc.*	$273,234
42,700	Callon Petroleum Co.*	143,899
17,000	Calumet Specialty Products Partners LP	618,460
31,000	Constellation Energy Partners LLC*	58,280
9,000	Global Partners LP	359,100
27,000	Harvest Natural Resources, Inc.*	83,700
34,000	Knightsbridge Tankers Ltd.	250,240
19,000	Natural Gas Services Group, Inc.*	446,310
30,000	Newpark Resources, Inc.*	329,700
11,000	Niska Gas Storage Partners LLC	164,340
30,000	North American Energy Partners, Inc.*	126,900
14,600	PHI, Inc.*	480,048
13,000	PHI, Inc., Non voting*	445,900
8,000	Rose Rock Midstream LP	292,960
25,000	Teekay Tankers, Ltd., Class A	65,750
110,300	Trico Marine Services, Inc.*(a)(b)	0

		4,138,821

Financials — 22.32%
40,000	Affirmative Insurance Holdings, Inc.*	30,000
9,000	Agree Realty Corp. REIT	265,680
28,000	American Equity Investment Life Holding Co.	439,600
75,000	American Independence Corp.*	521,250
31,900	American Safety Insurance Holdings Ltd.*	923,505
34,190	Ameris Bancorp*	576,102
19,000	Apollo Commercial Real Estate Finance, Inc. REIT	301,720
6,000	Arlington Asset Investment Corp., Class A	160,440
68,000	Asta Funding, Inc.	588,200
20,000	Baldwin & Lyons, Inc., Class B	485,600
14,000	Banco Latinoamericano de Comercio Exterior SA	313,460
57,600	Bancorp, Inc.*	863,424
8,228	Banner Corp.	278,024
100,000	Beverly Hills Bancorp, Inc.*	640
34,000	California First National Bancorp	561,000
21,000	Camco Financial Corp.*	68,880
4,611	Capital Bank Financial Corp., Class A*	87,563
38,000	Capitol Bancorp Ltd.*	646
48,150	Citizens, Inc.*	287,937
118,000	Consumer Portfolio Services*	866,120
18,856	Cowen Group, Inc., Class A*	54,682
35,777	Donegal Group, Inc., Class A	499,805
8,444	Donegal Group, Inc., Class B	178,253
58,040	Dynex Capital, Inc. REIT	591,428
27,000	EMC Insurance Group, Inc.	709,020

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
22,500	Federal Agricultural Mortgage Corp., Class C	$649,800
70,000	Federated National Holding Co.	682,500
34,300	First Defiance Financial Corp.	773,465
11,000	First Financial Corp.	340,890
42,400	First Financial Holdings, Inc.	899,304
48,000	First Merchants Corp.	823,200
47,200	First Pactrust Bancorp, Inc.	640,976
38,000	First Place Financial Corp.*	182
42,000	First State Bancorporation*	88
660	Flagstar Bancorp, Inc.*	9,214
2,250	FRMO Corp.*	8,437
8,600	Guaranty Bancorp.	97,610
38,000	HF Financial Corp.	494,760
6,059	Hudson Valley Holding Corp.	102,882
39,600	Independence Holding Co.	468,072
9,000	Infinity Property & Casualty Corp.	537,840
31,000	Intervest Bancshares Corp., Class A*	207,080
8,300	Investors Title Co.	588,802
24,000	Jefferson Bancshares, Inc.*	135,600
24,000	JMP Group, Inc.	159,360
17,000	Kansas City Life Insurance Co.	650,590
34,000	Marlin Business Services Corp.	774,520
68,950	Meadowbrook Insurance Group, Inc.	553,669
91,000	MicroFinancial, Inc.	714,350
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	148,050
52,100	MutualFirst Financial, Inc.	734,610
5,300	National Security Group, Inc.	37,683
4,000	National Western Life Insurance Co., Class A	759,400
11,400	Navigators Group, Inc.*	650,256
44,000	Nicholas Financial, Inc.	665,280
34,000	OFG Bancorp.	615,740
13,000	One Liberty Properties, Inc. REIT	285,480
13,000	Onebeacon Insurance Group, Ltd., Class A	188,240
6,000	Oppenheimer Holdings, Inc., Class A	114,240
18,000	Pacific Mercantile Bancorp*	103,500
2,468	Park Sterling Corp.*	14,586
29,000	Peoples Bancorp, Inc.	611,320
6,000	Piper Jaffray Cos.*	189,660
37,900	PMC Commercial Trust REIT	311,538
19,000	Provident Financial Holdings, Inc.	301,720
27,000	Provident New York Bancorp	252,180
20,000	Ramco-Gershenson Properties Trust REIT	310,600
51,674	Reis, Inc.*	955,452
23,000	Resource Capital Corp. REIT	141,450
11,000	Safety Insurance Group, Inc.	533,610
109,000	Signature Group Holdings, Inc.*	99,190
14,000	Simmons First National Corp., Class A	365,260
38,300	Southwest Bancorp, Inc.*	505,560

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
25,000	Sterling Bancorp NY	$290,500
12,000	Stewart Information Services Corp.	314,280
35,600	Sun Bancorp, Inc.*	120,684
46,500	SWS Group, Inc.*	253,425
54,000	TierOne Corp.*(a)(b)(c)	0
52,000	Unico American Corp.	650,000
99,716	United Community Financial Corp.*	463,679
19,000	United Western Bancorp, Inc.*	1,708
29,000	Winthrop Realty Trust REIT	348,870
4,600	Ziegler Cos., Inc. (The)*	115,000

		31,418,921

Health Care — 6.37%
34,000	Albany Molecular Research, Inc.*	403,580
11,000	American Shared Hospital Services*	23,430
40,000	AngioDynamics, Inc.*	451,200
16,000	Assisted Living Concepts, Inc., Class A	191,360
68,000	BioScrip, Inc.*	1,122,000
22,000	Cambrex Corp.*	307,340
29,500	Cantel Medical Corp.	999,165
39,000	Capital Senior Living Corp.*	932,100
22,000	CONMED Corp.	687,280
46,000	Cross Country Healthcare, Inc.*	237,360
40,000	CryoLife, Inc.	250,400
45,000	Five Star Quality Care, Inc.*	252,450
24,970	Hanger, Inc.*	789,801
20,000	Invacare Corp.	287,200
7,100	Kewaunee Scientific Corp.	89,815
10,362	Kindred Healthcare, Inc.*	136,053
30,000	Lannett Co., Inc.*	357,300
15,000	MedCath Corp.*(a)(b)(c)	20,550
58,000	PharMerica Corp.*	803,880
40,000	Symmetry Medical, Inc.*	336,800
13,000	Triple-S Management Corp., Class B*	279,110

		8,958,174

Industrials — 21.22%
45,839	Aceto Corp.	638,537
24,000	Aegean Marine Petroleum Network, Inc.	222,240
3,000	Aegion Corp.*	67,530
17,000	Alamo Group, Inc.	693,940
95,000	Allied Motion Technologies, Inc.	641,250
8,000	Altra Holdings, Inc.	219,040
8,000	Ampco-Pittsburgh Corp.	150,160
10,000	AMREP Corp.*	92,500
22,000	Baltic Trading Ltd.	81,620
17,000	CAI International, Inc.*	400,690
30,000	CBIZ, Inc.*	201,300

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
31,000	Celadon Group, Inc.	$565,750
93,525	Cenveo, Inc.*	199,208
2,800	Chicago Rivet & Machine Co.	75,572
13,400	CIRCOR International, Inc.	681,524
12,000	Comfort Systems USA, Inc.	179,040
36,178	Compx International, Inc.	505,045
16,000	Consolidated Graphics, Inc.*	752,160
50,000	Dolan Co. (The)*	81,500
24,000	Ducommun, Inc.*	510,240
19,000	Dycom Industries, Inc.*	439,660
10,750	Eagle Bulk Shipping Inc*	39,237
14,700	Eastern Co. (The)	235,200
9,880	Ecology and Environment, Inc., Class A	103,740
18,000	Encore Wire Corp.	613,800
35,000	Ennis, Inc.	605,150
10,000	EnPro Industries, Inc.*	507,600
24,000	Espey Manufacturing & Electronics Corp.	612,480
56,000	Excel Maritime Carriers Ltd.*	1,792
30,000	Federal Signal Corp.*	262,500
16,000	FLY Leasing Ltd. ADR	269,600
69,000	Frozen Food Express Industries*	111,090
17,000	G&K Services, Inc., Class A	809,200
15,000	Genco Shipping & Trading Ltd.*	24,450
25,000	GenCorp, Inc.*	406,500
38,000	Gibraltar Industries, Inc.*	553,280
10,300	GP Strategies Corp.*	245,346
16,000	Greenbrier Cos., Inc.*	389,920
35,000	Griffon Corp.	393,750
25,750	Hardinge, Inc.	380,585
22,000	Hill International, Inc.*	60,280
23,350	International Shipholding Corp.	544,756
26,000	Jinpan International Ltd.	127,400
6,000	Kadant, Inc.	181,020
12,000	Key Technology, Inc.*	171,960
33,000	Kforce, Inc.	481,800
40,000	Kimball International, Inc., Class B	388,400
9,408	Kratos Defense & Security Solutions, Inc.*	60,964
64,000	LECG Corp.*	134
38,000	LS Starrett Co. (The), Class A	388,360
51,750	LSI Industries, Inc.	418,658
44,000	Lydall, Inc.*	642,400
34,312	Marten Transport Ltd.	537,677
50,000	Meritor, Inc.*	352,500
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
38,117	Met-Pro Corp.	512,292
84,294	MFC Industrial Ltd.	680,253
34,000	Miller Industries, Inc.	522,920
34,000	NN, Inc.	387,940

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
18,800	Northwest Pipe Co.*	$524,520
37,000	On Assignment, Inc.*	988,640
20,000	Orion Marine Group, Inc.*	241,800
53,600	PAM Transportation Services, Inc.	545,112
5,200	Paragon Shipping, Inc., Class A*	23,088
40,160	Patrick Industries, Inc.*	834,926
16,000	Pike Electric Corp.	196,800
29,000	RCM Technologies, Inc.	157,470
24,500	Rush Enterprises, Inc., Class A*	606,375
45,000	Safe Bulkers, Inc.	239,400
13,000	Schawk, Inc.	170,690
13,800	SL Industries, Inc.	346,104
11,000	Standex International Corp.	580,250
41,000	Superior Uniform Group, Inc.	442,390
61,020	Supreme Industries, Inc., Class A*	305,100
5,269	SYKES Enterprises, Inc.*	83,039
26,000	Tredegar Corp.	668,200
3,000	Trex Co., Inc.*	142,470
15,000	Universal Forest Products, Inc.	598,800
16,000	USA Truck, Inc.*	103,040
13,000	Viad Corp.	318,760
38,000	Vitran Corp., Inc.*	248,520
43,200	Volt Information Sciences, Inc.*	311,040
75,000	Willdan Group, Inc.*	216,750
41,000	Willis Lease Finance Corp.*	553,910

		29,870,634

Information Technology — 11.22%
67,300	Acorn Energy, Inc.	568,012
31,000	Anaren, Inc.*	711,140
12,000	Black Box Corp.	303,840
32,000	Blucora, Inc.*	593,280
70,000	CIBER, Inc.*	233,800
50,000	Comarco, Inc.*	9,500
21,000	Communications Systems, Inc.	202,020
33,000	CTS Corp.	450,120
30,000	Digi International, Inc.*	281,100
49,598	Dynamics Research Corp.*	276,261
30,000	Edgewater Technology, Inc.*	127,800
35,000	Electro Rent Corp.	587,650
33,000	Electro Scientific Industries, Inc.	355,080
17,400	ePlus, Inc.	1,042,086
9,000	Fabrinet*	126,000
21,332	GSI Group, Inc.*	171,509
39,000	Insight Enterprises, Inc.*	691,860
63,375	Integrated Silicon Solution, Inc.*	694,590
15,000	JinkoSolar Holding Co. Ltd. ADR*	135,600
13,000	Kemet Corp.*	53,430

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
25,000	Keynote Systems, Inc.	$494,000
21,000	Magal Security Systems Ltd.*	77,490
20,000	Measurement Specialties, Inc.*	930,600
4,285	Mediabistro, Inc.*	6,727
56,000	Methode Electronics, Inc.	952,560
39,000	Newport Corp.*	543,270
29,000	Oplink Communications, Inc.*	503,730
83,000	Optical Cable Corp.	367,690
56,000	PC Connection, Inc.	865,200
67,000	Perceptron, Inc.	528,630
120,000	Performance Technologies, Inc.*	141,600
37,930	Photronics, Inc.*	305,716
47,000	Richardson Electronics Ltd.	551,780
9,000	Rosetta Stone, Inc.*	132,660
29,000	Rudolph Technologies, Inc.*	324,800
70,000	Sigmatron International, Inc.*	296,800
13,000	STR Holdings, Inc.*	29,510
29,500	Tessco Technologies, Inc.	778,800
8,000	Vishay Precision Group, Inc.*	121,120
14,285	WPCS International, Inc.*	62,711
15,000	XO Group, Inc.*	168,000

		15,798,072

Materials — 5.34%
50,200	American Pacific Corp.*	1,423,170
37,000	Blue Earth Refineries, Inc.*(a)(b)	0
20,000	China Green Agriculture, Inc.*	56,400
18,000	Friedman Industries, Inc.	177,300
5,000	Hawkins, Inc.	196,950
18,000	Innospec, Inc.	723,240
11,000	Materion Corp.	297,990
25,000	Myers Industries, Inc.	375,250
8,000	Neenah Paper, Inc.	254,160
10,400	North American Palladium Ltd.*	10,296
21,000	Olympic Steel, Inc.	514,500
38,000	Penford Corp.*	508,820
14,251	PolyOne Corp.	353,140
6,000	Quaker Chemical Corp.	372,060
21,000	Schulman (A), Inc.	563,220
11,000	Stepan Co.	611,710
75,000	Thompson Creek Metals Co., Inc.*	227,250
16,000	Universal Stainless & Alloy Products, Inc.*	471,680
3,200	Vulcan International Corp.	99,520
25,000	Wausau Paper Corp.	285,000

		7,521,656

Telecommunication Services — 0.55%
30,000	Premiere Global Services, Inc.*	362,100
30,000	USA Mobility, Inc.	407,100

		769,200

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
Utilities — 3.09%
9,000	American States Water Co.	$483,030
6,108	California Water Service Group	119,167
14,990	Chesapeake Utilities Corp.	771,835
21,500	Connecticut Water Service, Inc.	617,050
18,000	Delta Natural Gas Co., Inc.	382,500
18,600	Empire District Electric Co. (The)	414,966
28,400	Middlesex Water Co.	565,728
17,800	SJW Corp.	466,360
18,476	Unitil Corp.	533,587

		4,354,223

Total Common Stocks		139,119,804

(Cost $123,866,030)
Preferred Stock — 0.50%
3,122	Alere, Inc.	708,663

Total Preferred Stock		708,663

(Cost $504,723)
Exchange Traded Funds — 0.25%
2,700	iShares Russell Microcap Index Fund	166,644
13,400	PowerShares Zacks Micro Cap Portfolio	188,806

Total Exchange Traded Funds		355,450

(Cost $210,668)
Rights/Warrants — 0.00%
32,000	Southern Community Financial Corp. Rights*(a)(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$ 1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 0.01%
16,050	JPMorgan Prime Money Market Fund	16,050

Total Investment Company		16,050
(Cost $16,050)

Total Investments		$140,199,967
(Cost $124,597,471)(d) — 99.59%

Other assets in excess of liabilities — 0.41%		573,286

NET ASSETS — 100.00%		$140,773,253

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2013 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $20,550 or 0.01% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/13 Carrying Value Per Unit
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
15,000	MedCath Corp.	05/23/2008	$306,542	$ 1.37
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2013 (Unaudited)

Shares		Value
Common Stocks — 99.73%
Consumer Discretionary — 10.06%
720	ANN INC.*	$23,904
710	Ascena Retail Group, Inc.*	12,389
300	Brunswick Corp.	9,585
890	Dana Holding Corp.	17,141
710	Jarden Corp.*	31,063
390	Mattel, Inc.	17,671
1,330	Newell Rubbermaid, Inc.	34,913
1,050	Taylor Morrison Home Corp., Class A*	25,599
1,211	Tenneco, Inc.*	54,834
760	TRW Automotive Holdings Corp.*	50,494

		277,593

Consumer Staples — 0.56%
155	Energizer Holdings, Inc.	15,579

Energy — 14.54%
1,070	Cameron International Corp.*	65,441
190	Concho Resources, Inc.*	15,907
710	Dresser-Rand Group, Inc.*	42,586
240	Geospace Technologies Corp.*	16,579
1,100	Gulfport Energy Corp.*	51,777
2,690	Noble Corp.	101,090
530	PBF Energy, Inc.	13,727
1,270	QEP Resources, Inc.	35,281
480	Tesoro Corp.	25,114
590	Tidewater, Inc.	33,612

		401,114

Financials — 21.27%
710	American Financial Group, Inc.	34,726
480	CIT Group, Inc.*	22,382
2,800	Fifth Third Bancorp	50,540
710	First Republic Bank	27,321
2,500	Hartford Financial Services Group, Inc.	77,300
950	HCC Insurance Holdings, Inc.	40,955
4,820	Huntington Bancshares, Inc.	37,982
9,720	KKR Financial Holdings LLC	102,546
950	LaSalle Hotel Properties REIT	23,465
1,160	Reinsurance Group of America, Inc.	80,168
2,623	Tower Group International Ltd.	53,798
1,220	Unum Group	35,831

		587,014

Health Care — 6.83%
850	AmerisourceBergen Corp.	47,455
560	Centene Corp.*	29,378
840	Mylan, Inc.*	26,065

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
390	Teleflex, Inc.	$30,221
360	Universal Health Services, Inc., Class B	24,106
1,570	Warner Chilcott Plc	31,212

		188,437

Industrials — 16.10%
1,220	Acacia Research Corp.	27,267
8,420	ACCO Brands Corp.*	53,551
710	Fluor Corp.	42,110
1,830	KBR, Inc.	59,475
470	Kirby Corp.*	37,384
445	Old Dominion Freight Line, Inc.*	18,521
570	Owens Corning*	22,276
50	Regal-Beloit Corp.	3,242
1,330	Spirit Airlines, Inc.*	42,254
130	SPX Corp.	9,357
340	Triumph Group, Inc.	26,911
1,540	United Rentals, Inc.*	76,861
1,030	Werner Enterprises, Inc.	24,895

		444,104

Information Technology — 14.77%
1,160	Arrow Electronics, Inc.*	46,226
1,410	Avago Technologies Ltd.	52,706
720	Avnet, Inc.*	24,192
2,250	Fairchild Semiconductor International, Inc.*	31,050
2,440	Jabil Circuit, Inc.	49,727
1,270	Microchip Technology, Inc.	47,306
6,010	Skyworks Solutions, Inc.*	131,559
970	Web.Com Group, Inc.*	24,832

		407,598

Materials — 11.13%
580	Allegheny Technologies, Inc.	15,260
280	Ashland, Inc.	23,380
530	Carpenter Technology Corp.	23,887
1,560	Crown Holdings, Inc.*	64,163
634	Cytec Industries, Inc.	46,441
1,040	International Paper Co.	46,082
2,620	Owens-Illinois, Inc.*	72,810
230	Reliance Steel & Aluminum Co.	15,079

		307,102

Utilities — 4.47%
2,200	Calpine Corp.*	46,706
1,180	CMS Energy Corp.	32,060
580	Edison International	27,933
420	NorthWestern Corp.	16,758

		123,457

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2013 (Unaudited)

Shares	Value

Total Common Stocks	$2,751,998

(Cost $2,447,650)
Investment Company — 0.77%
21,124 JPMorgan Prime Money Market Fund	21,124

Total Investment Company	21,124

(Cost $21,124)
Total Investments	$2,773,122
(Cost $2,468,774)(a) — 100.50%

Liabilities in excess of other assets — (0.50)%	(13,786)

NET ASSETS — 100.00%	$2,759,336

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT- Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 3.74%
Finance - Diversified Domestic — 3.74%
$ 25,000,000	Cancara Asset Securitisation LLC, 0.17%, 7/31/13(a)(b)	$24,996,458
50,000,000	Cancara Asset Securitisation LLC, 0.19%, 7/22/13(a)(b)	49,994,458
25,000,000	Cancara Asset Securitisation LLC, 0.19%, 8/20/13(a)(b)	24,993,403
25,000,000	Cancara Asset Securitisation LLC, 0.19%, 8/23/13(a)(b)	24,993,007
50,000,000	Cancara Asset Securitisation LLC, 0.24%, 7/16/13(a)(b)	49,995,000
50,000,000	Kells Funding LLC, 0.20%, 10/1/13(a)(b)	49,974,444
40,000,000	Kells Funding LLC, 0.21%, 9/11/13(a)(b)	39,983,200
15,000,000	Kells Funding LLC, 0.22%, 9/9/13(a)(b)	14,993,583
45,000,000	Kells Funding LLC, 0.23%, 9/16/13(a)(b)	44,977,864
50,000,000	Kells Funding LLC, 0.24%, 11/15/13(a)(b)	50,000,200
50,000,000	Kells Funding LLC, 0.24%, 12/3/13(a)(b)	50,000,000
50,000,000	Kells Funding LLC, 0.24%, 3/10/14(a)(b)	50,000,000

Total Asset Backed Commercial Paper		474,901,617

(Cost $474,901,617)
Commercial Paper — 37.08%
Banks - Australia & New Zealand — 2.83%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.20%, 7/12/13(a)(b)	49,996,944
35,000,000	Australia & New Zealand Banking Group Ltd., 0.27%, 6/5/14(a)(b)	34,997,025
50,000,000	Commonwealth Bank Australia, 0.24%, 8/20/13(a)(b)	49,983,333
50,000,000	Commonwealth Bank Australia, 0.30%, 4/4/14(a)(b)	50,000,000
100,000,000	Westpac Banking Corp., 0.28%, 10/8/13(a)(b)	100,000,000
25,000,000	Westpac Banking Corp., 0.28%, 12/19/13(a)(b)	24,966,750
50,000,000	Westpac Banking Corp., 0.35%, 1/23/14(a)(b)	49,899,861

		359,843,913

Banks - Domestic — 1.69%
50,000,000	Union Bank NA, 0.06%, 7/2/13(b)	49,999,917
50,000,000	Union Bank NA, 0.10%, 7/1/13(b)	50,000,000
100,000,000	Union Bank NA, 0.15%, 7/5/13(b)	99,998,333
14,850,000	Union Bank NA, 0.20%, 8/7/13(b)	14,846,948

		214,845,198

Banks - Foreign — 10.16%
50,000,000	BNP Paribas Finance, Inc., 0.10%, 7/3/13(b)	49,999,722
50,000,000	BNP Paribas Finance, Inc., 0.11%, 7/2/13(b)	49,999,847
50,000,000	Credit Suisse New York, 0.25%, 7/5/13(b)	49,998,611
50,000,000	Credit Suisse New York, 0.28%, 10/1/13(b)	49,964,222
50,000,000	Credit Suisse New York, 0.40%, 7/19/13(b)	49,990,000
100,000,000	DnB NOR Bank ASA, 0.08%, 7/1/13(a)(b)	100,000,000
36,800,000	DnB NOR Bank ASA, 0.19%, 7/26/13(a)(b)	36,795,144
50,000,000	DnB NOR Bank ASA, 0.27%, 8/7/13(a)(b)	49,986,125
50,000,000	DnB NOR Bank ASA, 0.28%, 9/4/13(a)(b)	49,974,722

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	Nordea Bank AB, 0.20%, 9/13/13(a)(b)	$49,979,445
15,000,000	Nordea North America, Inc., 0.16%, 7/1/13(b)	15,000,000
100,000,000	Nordea North America, Inc., 0.23%, 8/12/13(b)	99,973,750
50,000,000	NRW Bank, 0.08%, 7/1/13(a)(b)	50,000,000
40,000,000	NRW Bank, 0.11%, 7/1/13(a)(b)	40,000,000
50,000,000	NRW Bank, 0.11%, 7/3/13(a)(b)	49,999,708
50,000,000	NRW Bank, 0.15%, 7/8/13(a)(b)	49,998,542
50,000,000	NRW Bank, 0.20%, 7/3/13(a)(b)	49,999,444
50,000,000	NRW Bank, 0.21%, 7/8/13(a)(b)	49,997,958
100,000,000	NRW Bank, 0.33%, 3/17/14(a)(b)	99,762,583
40,000,000	Rabobank USA Finance Corp., 0.25%, 8/13/13(b)	39,988,056
50,000,000	Skandinaviska Enskilda Banken AB, 0.20%, 8/16/13(a)(b)	49,987,222
50,000,000	Skandinaviska Enskilda Banken AB, 0.21%, 8/16/13(a)(b)	49,986,583
75,000,000	Skandinaviska Enskilda Banken AB, 0.22%, 7/2/13(a)(b)	74,999,542
35,000,000	Svenska Handelsbanken AB, 0.25%, 7/3/13(a)(b)	34,999,514

		1,291,380,740

Banks - Japanese — 3.66%
35,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.18%, 7/9/13(b)	34,998,639
55,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.18%, 7/11/13(b)	54,997,326
100,000,000	Mitsubishi UFJ Trust & Bank NY, 0.16%, 7/3/13(a)(b)	99,999,111
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.17%, 8/6/13(a)(b)	49,991,500
40,000,000	Sumitomo Mitsui Banking Corp., 0.17%, 7/2/13(a)(b)	39,999,811
100,000,000	Sumitomo Mitsui Banking Corp., 0.18%, 7/19/13(a)(b)	99,991,000
35,000,000	Sumitomo Mitsui Banking Corp., 0.22%, 9/9/13(a)(b)	34,985,028
50,000,000	Sumitomo Mitsui Banking Corp., 0.23%, 7/17/13(a)(b)	49,994,889

		464,957,304

Banks - United Kingdom — 2.93%
50,000,000	Barclays Bank Plc CCP, 0.23%, 9/4/13(a)(b)	49,979,236
50,000,000	Barclays US Funding LLC, 0.19%, 8/8/13(b)	49,989,972
8,000,000	HSBC Bank Plc, 0.33%, 7/9/13(a)(b)	8,000,014
15,000,000	Lloyds TSB Bank Plc, 0.15%, 7/2/13(b)	14,999,938
50,000,000	Lloyds TSB Bank Plc, 0.50%, 8/19/13(b)	50,020,030
100,000,000	Standard Chartered Bank, 0.12%, 7/1/13(a)(b)	100,000,000
100,000,000	Standard Chartered Bank, 0.15%, 7/23/13(a)(b)	99,990,833

		372,980,023

Consumer Staples — 0.52%
66,000,000	Wal-Mart Stores, Inc., 0.07%, 7/1/13(a)(b)	66,000,000

Finance - Diversified Domestic — 6.60%
35,000,000	ABB Treasury Center USA, Inc., 0.18%, 7/16/13(a)(b)	34,997,375
15,000,000	ABB Treasury Center USA, Inc., 0.22%, 7/19/13(a)(b)	14,998,350
10,000,000	ABB Treasury Center USA, Inc., 0.26%, 8/20/13(a)(b)	9,996,389
75,000,000	BHP Billiton Finance USA Ltd., 0.08%, 7/9/13(a)(b)	74,998,667
75,000,000	Caterpillar Financial Services Corp., 0.13%, 7/25/13(b)	74,993,750
10,000,000	Erste Abwicklungsanstalt, 0.19%, 8/13/13(a)(b)	9,997,731
50,000,000	Erste Abwicklungsanstalt, 0.23%, 8/1/13(a)(b)	49,990,097

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	Erste Abwicklungsanstalt, 0.26%, 10/7/13(a)(b)	$49,964,611
25,000,000	Erste Abwicklungsanstalt, 0.34%, 11/7/13(a)(b)	24,969,542
25,000,000	Erste Abwicklungsanstalt, 0.35%, 11/7/13(a)(b)	24,968,646
50,000,000	Nestle Capital Corp., 0.37%, 8/26/13(a)(b)	49,971,222
50,000,000	Nestle Finance International Ltd., 0.09%, 7/3/13(b)	49,999,750
50,000,000	Nestle Finance International Ltd., 0.10%, 7/15/13(b)	49,998,056
50,000,000	PSP Capital, Inc., 0.12%, 7/19/13(a)(b)	49,997,000
50,000,000	PSP Capital, Inc., 0.12%, 7/22/13(a)(b)	49,996,500
43,500,000	Reckitt Benckiser Treasury Services Plc, 0.15%, 9/6/13(a)(b)	43,487,856
13,000,000	Reckitt Benckiser Treasury Services Plc, 0.42%, 3/11/14(a)(b)	12,961,628
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 7/18/13(a)(b)	24,994,688
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 2/14/14(a)(b)	24,928,750
12,250,000	Reckitt Benckiser Treasury Services Plc, 0.53%, 7/2/13(a)(b)	12,249,820
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.54%, 10/7/13(a)(b)	24,963,250
25,000,000	Toyota Credit Canada, Inc., 0.20%, 10/1/13(b)	24,987,222
50,000,000	Toyota Motor Credit Corp., 0.23%, 2/11/14(b)	50,000,000

		838,410,900

Health Care — 1.91%
50,000,000	GlaxoSmithKline Finance Plc, 0.12%, 7/2/13(a)(b)	49,999,833
62,000,000	Medtronic, Inc., 0.07%, 7/2/13(a)(b)	61,999,879
41,100,000	Novartis Finance Corp., 0.06%, 7/2/13(a)(b)	41,099,932
30,000,000	Novartis Finance Corp., 0.07%, 7/3/13(a)(b)	29,999,883
60,000,000	Trinity Health Corp., 0.14%, 7/1/13(b)	60,000,000

		243,099,527

Industrials — 1.08%
62,500,000	NetJets, Inc., 0.05%, 7/2/13(a)(b)	62,499,913
50,000,000	Syngenta Wilmington, Inc., 0.16%, 7/26/13(a)(b)	49,994,444
25,000,000	Syngenta Wilmington, Inc., 0.18%, 7/16/13(a)(b)	24,998,125

		137,492,482

Insurance — 1.41%
13,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 7/8/13(a)(b)	12,999,671
25,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 7/23/13(a)(b)	24,998,014
25,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 7/25/13(a)(b)	24,997,833
75,000,000	MetLife Short Term Funding LLC, 0.13%, 7/9/13(a)(b)	74,997,833
10,000,000	MetLife Short Term Funding LLC, 0.14%, 8/5/13(a)(b)	9,998,639
10,000,000	MetLife Short Term Funding LLC, 0.19%, 9/23/13(a)(b)	9,995,567
21,000,000	New York Life Capital Corp., 0.16%, 8/19/13(a)(b)	20,995,427

		178,982,984

Manufacturing — 0.31%
40,000,000	Danaher Corp., 0.11%, 7/22/13(a)(b)	39,997,433

Materials — 0.53%
67,500,000	BASF SE, 0.31%, 3/26/14(a)(b)	67,344,225

Oil & Gas — 1.13%
100,000,000	Exxon Mobil Corp., 0.07%, 7/3/13(b)	99,999,639
44,000,000	Total Capital Canada Ltd., 0.07%, 7/3/13(a)(b)	43,999,829

		143,999,468

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Utilities — 2.32%
$ 95,000,000	Electricite de France SA, 0.20%, 9/9/13(a)(b)	$94,963,056
50,000,000	Electricite de France SA, 0.20%, 9/11/13(a)(b)	49,980,000
50,000,000	Electricite de France SA, 0.22%, 7/18/13(a)(b)	49,994,806
50,000,000	Electricite de France SA, 0.22%, 7/22/13(a)(b)	49,993,583
50,000,000	Electricite de France SA, 0.22%, 8/7/13(a)(b)	49,988,694

		294,920,139

Total Commercial Paper		4,714,254,336

(Cost $4,714,254,336)
Certificates of Deposit, Domestic — 2.36%
Banks - Domestic — 2.36%
300,000,000	Citibank N.A. 0.09%, 7/2/13	300,000,000

Total Certificates of Deposit, Domestic		300,000,000

(Cost $300,000,000)
Certificates of Deposit, Yankee(c) — 7.63%
Banks - Canadian — 2.12%
35,000,000	Bank of Montreal Chicago, 0.03%, 7/1/13	35,000,000
50,000,000	Bank of Montreal Chicago, 0.12%, 7/1/13	50,000,000
50,000,000	Bank of Montreal Chicago, 0.12%, 7/1/13	50,000,000
50,000,000	Bank of Montreal Chicago, 0.15%, 7/30/13	50,000,000
35,000,000	Bank of Montreal Chicago, 0.18%, 9/9/13	35,000,000
50,000,000	Bank of Montreal Chicago, 0.24%, 10/24/13	50,000,000

		270,000,000

Banks - Foreign — 3.27%
100,000,000	BNP Paribas NY Branch, 0.16%, 7/1/13	100,000,000
100,000,000	BNP Paribas NY Branch, 0.37%, 7/2/13	100,000,610
40,000,000	DnB NOR Bank ASA, 0.28%, 7/19/13	40,002,396
75,000,000	Svenska Handelsbanken NY, 0.18%, 9/3/13	75,000,666
50,000,000	Svenska Handelsbanken NY, 0.26%, 9/16/13	50,000,534
50,000,000	Svenska Handelsbanken NY, 0.29%, 7/23/13	50,000,153

		415,004,359

Banks - Japanese — 1.06%
60,000,000	Mitsubishi UFJ Trust & Bank NY, 0.24%, 7/5/13	60,000,166
50,000,000	Sumitomo Mitsui Bank NY, 0.23%, 8/7/13	50,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.23%, 8/21/13	25,000,707

		135,000,873

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Banks - United Kingdom — 1.18%
$ 50,000,000	Barclays Bank Plc, 0.21%, 9/16/13	$50,000,000
100,000,000	Standard Chartered Bank NY, 0.19%, 8/20/13	100,000,000

		150,000,000

Total Certificates of Deposit, Yankee		970,005,232

(Cost $970,005,232)
Corporate Bonds — 27.95%
Banks - Australia & New Zealand — 4.09%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.42%, 12/4/13(a)(d)	25,000,000
102,210,000	Australia & New Zealand Banking Group Ltd., 1.02%, 1/10/14(a)(d)	102,610,958
10,000,000	Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14(a)	10,093,023
50,000,000	Commonwealth Bank Australia, 0.77%, 12/23/13(a)(d)	50,099,546
65,000,000	Commonwealth Bank Australia, 0.97%, 8/7/13(a)(d)	65,048,636
48,134,000	Commonwealth Bank Australia, 2.13%, 3/17/14(a)	48,733,393
25,000,000	National Australia Bank Ltd., 0.88%, 11/12/13(a)(d)	25,056,665
40,000,000	National Australia Bank Ltd., 0.98%, 11/8/13(a)(d)	40,100,833
50,000,000	National Australia Bank Ltd., 0.98%, 11/12/13(a)(d)	50,131,949
30,000,000	Westpac Banking Corp., 0.83%, 10/18/13(a)(d)	30,050,274
20,000,000	Westpac Banking Corp., 1.53%, 1/30/14(a)(d)	20,151,601
45,155,000	Westpac Banking Corp., 2.10%, 8/2/13	45,226,152
7,300,000	Westpac Banking Corp. NY, 1.03%, 7/10/13(d)	7,301,525

		519,604,555

Banks - Canadian — 5.82%
30,000,000	Bank of Montreal Chicago, 0.21%, 9/16/13(d)	30,000,856
30,396,000	Bank of Nova Scotia, 2.38%, 12/17/13	30,682,994
50,000,000	Bank of Nova Scotia Houston, 0.32%, 10/16/13(d)	50,001,561
100,000,000	Bank of Nova Scotia Houston, 0.39%, 7/11/14(d)	100,000,000
15,500,000	Bank of Nova Scotia Houston, 0.53%, 7/19/13(d)	15,501,543
37,515,000	Canadian Imperial Bank of Commerce Canada, 1.45%, 9/13/13	37,600,702
14,200,000	Canadian Imperial Bank of Commerce NY, 0.28%, 3/5/14(d)	14,201,997
100,000,000	Canadian Imperial Bank of Commerce NY, 0.31%, 7/31/13(d)	100,000,000
100,000,000	Canadian Imperial Bank of Commerce NY, 0.32%, 10/5/13(d)	100,000,000
28,000,000	Toronto Dominion Bank NY, 0.24%, 11/15/13(d)	28,000,000
120,000,000	Toronto Dominion Bank NY, 0.28%, 7/26/13(d)	120,000,000
114,094,000	Toronto Dominion Bank NY, 0.46%, 7/26/13(d)	114,112,523

		740,102,176

Banks - Domestic — 3.59%
32,132,000	Bank of New York Mellon Corp., 4.30%, 5/15/14	33,238,797
75,000,000	JPMorgan Chase Bank NA, 0.36%, 7/22/14(d)	75,000,000
75,000,000	JPMorgan Chase Bank NA, 0.38%, 6/18/14(d)	75,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$103,500,000	JPMorgan Chase Bank NA, 0.39%, 6/20/14(d)	$103,500,000
170,000,000	Wells Fargo Bank NA, 0.37%, 7/22/14(d)	170,000,000

		456,738,797

Banks - Foreign — 4.05%
50,000,000	Credit Suisse New York, 0.26%, 11/7/13(d)	50,000,000
23,500,000	Credit Suisse New York, 0.78%, 7/25/13(d)	23,508,127
5,800,000	Nordea Bank AB, 1.18%, 1/14/14(a)(d)	5,829,319
50,050,000	Nordea Bank AB, 1.75%, 10/4/13(a)	50,216,819
18,720,000	Nordea Bank AB, 2.13%, 1/14/14(a)	18,902,116
16,300,000	Nordea Bank Finland Plc, 0.27%, 2/27/14(d)	16,301,319
109,960,000	Rabobank Nederland, 0.48%, 7/25/13(d)	109,980,871
32,849,000	Rabobank Nederland, 1.85%, 1/10/14	33,097,315
24,850,000	Rabobank Nederland, 4.20%, 5/13/14(a)	25,666,450
40,000,000	Rabobank Nederland NY, 0.30%, 10/15/13(d)	40,000,000
50,000,000	Rabobank Nederland NY, 0.33%, 3/14/14(d)	50,000,000
75,000,000	Svenska Handelsbanken AB, 0.36%, 7/3/14(d)	75,000,000
15,300,000	Svenska Handelsbanken AB, 4.88%, 6/10/14(a)	15,937,941

		514,440,277

Banks - United Kingdom — 0.18%
23,090,000	HSBC Bank Plc, 1.63%, 8/12/13(a)	23,126,069

Consumer Discretionary — 0.54%
38,910,000	Coca-Cola Co., 0.22%, 3/14/14(d)	38,910,877
30,050,000	Coca-Cola Co., 0.75%, 11/15/13	30,100,282

		69,011,159

Consumer Staples — 0.26%
32,474,000	Wal-Mart Stores, Inc., 3.20%, 5/15/14	33,313,928

Finance - Diversified Domestic — 5.43%
67,260,000	BHP Billiton Finance USA Ltd., 0.54%, 2/18/14(d)	67,394,300
9,195,000	Caterpillar Financial Services Corp., 1.55%, 12/20/13	9,246,680
28,605,000	Caterpillar Financial Services Corp., 1.65%, 4/1/14	28,890,122
5,000,000	Caterpillar Financial Services Corp., 4.60%, 1/15/14	5,115,017
10,025,000	ETC Holdings LLC, 0.10%, 4/1/28, (LOC: U.S. Bank)(d)	10,025,000
3,615,000	GBG LLC, 0.10%, 9/1/27, (LOC: Bank of New York)(a)(d)	3,615,000
27,460,000	General Electric Capital Corp., 1.13%, 1/7/14(d)	27,578,804
75,000,000	General Electric Capital Corp., 1.88%, 9/16/13	75,228,451
84,131,000	General Electric Capital Corp., 2.10%, 1/7/14	84,898,025
42,446,000	General Electric Capital Corp., 5.40%, 9/20/13	42,906,495
10,900,000	General Electric Capital Corp., 5.50%, 6/4/14	11,417,390
31,657,000	General Electric Capital Corp., 5.90%, 5/13/14	33,166,430
30,000,000	JPMorgan Chase & Co., 1.65%, 9/30/13	30,103,308
45,600,000	NGSP, Inc., 0.18%, 6/1/46, (LOC: Wells Fargo Bank)(d)	45,600,000
15,000,000	Northern Trust Corp., 4.63%, 5/1/14	15,537,067
25,000,000	Toyota Motor Credit Corp., 0.27%, 12/9/13(d)	25,000,000
100,000,000	Toyota Motor Credit Corp., 0.27%, 2/24/14(d)	100,000,000
75,000,000	Toyota Motor Credit Corp., 0.36%, 7/25/13(d)	75,000,000

		690,722,089

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Health Care — 0.84%
$ 8,000,000	GlaxoSmithKline Capital, Inc., 4.38%, 4/15/14	$8,244,400
70,345,000	Sanofi, 0.59%, 3/28/14(d)	70,511,766
28,081,000	Sanofi, 1.63%, 3/28/14	28,350,915

		107,107,081

Industrials — 0.08%
9,240,000	Caterpillar, Inc., 1.38%, 5/27/14	9,326,075

Information Technology — 0.37%
45,770,000	Microsoft Corp., 2.95%, 6/1/14	46,878,193

Insurance — 2.70%
20,000,000	Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	20,127,166
80,000,000	Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	80,997,357
29,179,000	MassMutual Global Funding II, 0.43%, 12/6/13(a)(d)	29,203,845
3,124,000	MassMutual Global Funding II, 0.66%, 1/14/14(a)(d)	3,130,639
9,900,000	MassMutual Global Funding II, 0.78%, 9/27/13(a)(d)	9,913,197
40,000,000	MetLife Institutional Funding II, 0.35%, 1/10/14(a)(d)	40,000,000
10,345,000	MetLife Institutional Funding II, 1.18%, 4/4/14(a)(d)	10,415,149
91,000,000	Metropolitan Life Global Funding, Series I, 0.62%, 3/19/14(a)(d)	91,208,450
8,725,000	Metropolitan Life Global Funding, Series I, 1.03%, 1/10/14(a)(d)	8,760,888
6,745,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/10/14(a)	6,803,130
28,225,000	Metropolitan Life Global Funding, Series I, 5.13%, 6/10/14(a)	29,459,835
3,700,000	New York Life Global Funding, 1.85%, 12/13/13(a)	3,726,268
9,700,000	New York Life Global Funding, 5.38%, 9/15/13(a)	9,802,777

		343,548,701

Total Corporate Bonds		3,553,919,100

(Cost $3,553,919,100)
Municipal Bonds — 8.51%
California — 1.18%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.06%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
35,000,000	University of California TECP, 0.14%, 7/8/13(b)	34,999,047
60,000,000	University of California TECP, 0.17%, 7/22/13(b)	59,994,050

		150,443,097

Georgia — 0.41%
25,000,000	Municipal Electric Authority TECP, 0.18%, 7/1/13(b)	25,000,000
27,005,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.20%, 6/1/28, (LOC: Wells Fargo Bank)(d)	27,005,000

		52,005,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Kentucky — 0.20%
$17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.09%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	$17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.09%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000

		26,000,000

Maryland — 0.08%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.17%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Massachusetts — 0.14%
17,595,000	JP Morgan Chase Putters/Drivers Trust GO, Series 4320, 0.07%, 5/31/16(a)(d)	17,595,000

Michigan — 0.20%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.17%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

New Jersey — 0.17%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.10%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000

New York — 0.47%
11,545,000	JP Morgan Chase Putters/Drivers Trust Public Improvement Revenue, Series 4043, 0.07%, 4/1/14(a)(d)	11,545,000
10,000,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.18%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	10,000,000
38,435,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.12%, 4/15/36, (Credit Support: Fannie Mae)(d)	38,435,000

		59,980,000

Pennsylvania — 0.58%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.17%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,425,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.17%, 11/1/30, (LOC: PNC Bank NA)(d)	19,425,000

		74,325,000

Rhode Island — 0.08%
9,700,000	Rhode Island Student Loan Authority Refunding Revenue, Series B, 0.12%, 6/1/52, (Credit Support: GTY Student Loan), (LOC: State Street B&T Co.)(d)	9,700,000

South Dakota — 0.44%
22,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.07%, 5/1/37(d)	22,200,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.07%, 5/1/38(d)	34,000,000

		56,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Tennessee — 0.15%
$ 19,100,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.17%, 7/1/33, (LOC: PNC Bank NA)(d)	$19,100,000

Texas — 2.83%
300,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4262, 0.07%, 8/30/13(a)(d)	300,000,000
20,000,000	Texas State Veteran Housing GO, Series A-2, 0.13%, 12/1/29, (LOC: JP Morgan Chase & Co.)(d)	20,000,000
11,745,000	Texas State Veteran Housing Refunding GO, 0.13%, 6/1/31, (LOC: JP Morgan Chase Bank & Co.)(d)	11,745,000
6,250,000	Texas State Veteran Housing Refunding GO, Series ID, 0.13%, 6/1/20, (LOC: JP Morgan Chase & Co.)(d)	6,250,000
15,515,000	Texas State Veteran Housing Refunding GO, Series II-C, 0.13%, 6/1/29, (LOC: JP Morgan Chase & Co.)(d)	15,515,000
6,060,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.13%, 12/1/25, (LOC: JP Morgan Chase & Co.)(d)	6,060,000

		359,570,000

Utah — 0.06%
7,625,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.20%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,625,000

Virginia — 1.52%
178,300,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.11%, 9/15/50, (Credit Support: Freddie Mac)(d)	178,300,000
14,780,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.20%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	14,780,000

		193,080,000

Total Municipal Bonds		1,082,593,097

(Cost $1,082,593,097)
U.S. Government Agency Obligations — 0.79%
Federal Home Loan Bank — 0.79%
100,000,000	0.08%, 2/3/14(d)	99,975,310

Total U.S. Government Agency Obligations		99,975,310

(Cost $99,975,310)

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations — 3.86%
U.S. Treasury Bills — 1.96%
$250,000,000	0.04%, 7/5/13(b)	$249,998,903

U.S. Treasury Notes — 1.90%
216,000,000	1.00%, 1/15/14	216,964,599
24,000,000	1.25%, 2/15/14	24,160,451

Total U.S. Treasury Obligations		491,123,953

(Cost $491,123,953)

Repurchase Agreements — 7.20%
75,000,000	BNP Paribas Securities Corp. dated 6/28/13; due 7/1/13 at 0.10% with maturity value of $75,000,625 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 11/14/13 to 12/31/15 at rates ranging from 0.00% to 2.125%)	75,000,000
155,000,000	BNP Paribas Securities Corp. dated 6/28/13; due 7/1/13 at 0.15% with maturity value of $155,001,938 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/15/29 to 11/15/30 at rates ranging from 6.25% to 7.125%)	155,000,000
50,000,000	Citibank N.A., dated 6/28/13; due 7/1/13 at 0.08% with maturity value of $50,000,333 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 10/31/14 to 1/15/21 at rates ranging from 1.125% to 2.375%)	50,000,000
80,000,000	Citibank N.A., dated 6/28/13; due 7/1/13 at 0.10% with maturity value of $80,000,667 (fully collateralized by Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 8/28/17 to 8/28/23 at rates ranging from 0.875% to 2.66%)	80,000,000
195,000,000	Citibank N.A., dated 6/28/13; due 7/1/13 at 0.13% with maturity value of $195,002,113 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/27 to 5/1/40 at rates ranging from 2.50% to 5.50%)	195,000,000
35,000,000	Deutsche Bank AG dated 6/28/13; due 7/1/13 at 0.25% with maturity value of $35,000,729 (fully collateralized by a U.S. Treasury Note with a maturity date of 6/15/15 at a rate of 0.375%)	35,000,000
50,000,000	Goldman Sachs & Co. dated 6/28/13; due 7/1/13 at 0.13% with maturity value of $50,000,542 (fully collateralized by Federal Home Loan Bank securities with maturity dates ranging from 7/17/13 to 6/21/17 at rates ranging from 0.00% to 1.00%)	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 75,000,000	Goldman Sachs & Co. dated 6/28/13; due 7/1/13 at 0.14% with maturity value of $75,000,875 (fully collateralized by Fannie Mae securities with maturity dates ranging from 12/1/27 to 6/1/43 at rates ranging from 2.50% to 3.50%)	$75,000,000
200,000,000	TD Securities (USA) dated 6/28/13; due 7/1/13 at 0.12% with maturity value of $200,002,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/42 to 9/1/42 at rates ranging from 3.50% to 4.00%)	200,000,000

Total Repurchase Agreements		915,000,000

(Cost $915,000,000)

Total Investments		12,601,772,645
(Cost $12,601,772,645)(e) — 99.12%

Other assets in excess of liabilities — 0.88%		111,753,766

NET ASSETS — 100.00%		$12,713,526,411

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

CCP - Collateralized Commercial Paper

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.27%
Information Technology — 0.27%
$15,200,000	Net Magan Two LLC, 0.20%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 16.70%
California — 7.21%
36,000,000	Abag Finance Authority For Nonprofit Corps. Lakeside Village Apartments Revenue, 0.06%, 10/1/46, (Credit Support: Freddie Mac)(a)	36,000,000
58,400,000	California Housing Finance Agency Revenue, Series B, 0.05%, 2/1/35, (LOC: Fannie Mae, Freddie Mac)(a)	58,400,000
13,610,000	California Housing Finance Agency Revenue, Series C, 0.06%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
40,915,000	California Housing Finance Agency Revenue, Series F, 0.05%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	40,915,000
59,580,000	California Housing Finance Agency Revenue, Series F, 0.05%, 2/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	59,580,000
18,485,000	California Housing Finance Agency Revenue, Series J, 0.06%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	18,485,000
10,300,000	California Housing Finance Agency Revenue, Series M, 0.06%, 8/1/34, (LOC: Fannie Mae, Freddie Mac)(a)	10,300,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.06%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.07%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.06%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
32,615,000	City of Los Angeles Housing Fountain Park Revenue, Phase II-B, 0.05%, 3/15/34, (Credit Support: Fannie Mae)(a)	32,615,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.06%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
10,800,000	County of Santa Clara Grove Gardens Refunding Revenue, Series A, 0.05%, 2/15/27, (Credit Support: Fannie Mae)(a)	10,800,000
11,500,000	Orange County Apartment Development Refunding Revenue, Series 1, 0.05%, 11/15/28, (Credit Support: Fannie Mae)(a)	11,500,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.08%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.06%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
25,200,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.06%, 6/15/34, (Credit Support: Fannie Mae)(a)	25,200,000

		413,970,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Florida — 0.15%
$8,705,000	Orange County Housing Finance Authority Post Fountains Project Refunding Revenue, 0.07%, 6/1/25, (Credit Support: Fannie Mae)(a)	$8,705,000

Indiana — 0.48%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.06%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Louisiana — 0.22%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.06%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000

New York — 7.01%
10,000,000	New York City Housing Development Corp. Bruckner Revenue, Series A, 0.06%, 11/1/48, (LOC: Freddie Mac)(a)	10,000,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.06%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
37,500,000	New York City Housing Development Corp.West 61st Street Apartments Revenue, Series A, 0.06%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
12,925,000	New York City, Housing Development Corp. Elliott Chelsea Revenue, Series A, 0.08%, 7/1/43, (Credit Support: Freddie Mac)(a)	12,925,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.07%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
22,300,000	New York State Housing Finance Agency 1501 Lex Revenue, Series A, 0.07%, 5/15/32, (Credit Support: Fannie Mae)(a)	22,300,000
14,500,000	New York State Housing Finance Agency 20 River Terrace Revenue, Series A, 0.06%, 5/15/34, (Credit Support: Fannie Mae)(a)	14,500,000
25,000,000	New York State Housing Finance Agency 42nd & 10th Sts. Revenue, Series H, 0.05%, 11/1/41, (Credit Support: Freddie Mac)(a)	25,000,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.06%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.06%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.06%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
12,000,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.06%, 11/1/38, (Credit Support: Freddie Mac)(a)	12,000,000
51,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.06%, 11/15/36, (Credit Support: Fannie Mae)(a)	51,750,000
13,320,000	New York State Housing Finance Agency Ocean Park Apartments Revenue, Series A, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	13,320,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.06%, 11/1/32, (Credit Support: Freddie Mac)(a)	$50,000,000
11,800,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 0.06%, 11/15/29, (Credit Support: Fannie Mae)(a)	11,800,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.06%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		402,300,000

Tennessee — 0.14%
8,110,000	Shelby County Health Educational & Housing Facilities Board Refunding Revenue, Series A-1, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,110,000

Virginia — 1.49%
52,800,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.10%, 5/15/46, (Credit Support: Freddie Mac)(a)	52,800,000
32,755,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.10%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,755,000

		85,555,000

Total U.S. Government Agency Backed Municipal Bonds		958,940,000

(Cost $958,940,000)
U.S. Government Agency Obligations — 61.42%
Fannie Mae — 30.45%
140,032,000	0.06%, 7/1/13(b)	140,032,000
38,442,081	0.06%, 7/1/13(b)	38,442,081
191,867,000	0.09%, 9/3/13(b)	191,837,154
17,936,000	0.09%, 9/3/13(b)	17,933,210
38,408,568	0.10%, 8/1/13(b)	38,405,426
63,548,000	0.10%, 10/1/13(b)	63,532,166
34,735,000	0.10%, 10/1/13(b)	34,726,567
29,976,593	0.10%, 10/1/13(b)	29,969,315
16,000,000	0.11%, 7/10/13(b)	15,999,560
141,696,500	0.11%, 9/3/13(b)	141,670,050
29,888,000	0.11%, 9/3/13(b)	29,882,421
101,918,000	0.11%, 8/1/13(b)	101,908,127
42,800,000	0.12%, 8/1/13(b)	42,795,485
25,981,000	0.12%, 10/1/13(b)	25,973,032
52,000,000	0.14%, 7/1/13(b)	52,000,000
37,415,000	0.14%, 7/1/13(b)	37,415,000
34,793,000	0.14%, 7/1/13(b)	34,793,000
26,135,000	0.14%, 7/1/13(b)	26,135,000
25,000,000	0.15%, 9/3/13(b)	24,993,333
25,000,000	0.16%, 11/14/13(a)	24,997,206
148,600,000	0.16%, 2/27/15(a)	148,575,647

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$100,000,000	0.17%, 6/20/14(a)	$99,980,382
25,000,000	0.18%, 8/12/13(a)	25,000,302
40,000,000	0.50%, 8/9/13	40,012,504
120,000,000	0.55%, 7/1/13(b)	120,000,000
57,394,000	1.25%, 2/27/14	57,797,372
27,295,000	2.75%, 2/5/14	27,718,434
58,895,000	2.75%, 3/13/14	59,955,872
18,000,000	3.88%, 7/12/13	18,020,163
12,922,000	4.38%, 7/17/13	12,945,201
25,000,000	4.63%, 10/15/13	25,319,342

		1,748,765,352

Federal Farm Credit Bank — 2.62%
17,750,000	0.16%, 7/24/13(a)	17,750,519
9,500,000	0.16%, 8/1/13(a)	9,500,252
23,150,000	0.17%, 3/11/14	23,148,122
75,000,000	0.18%, 7/22/13(a)	75,002,668
25,000,000	0.22%, 4/6/15(a)	25,016,874

		150,418,435

Federal Home Loan Bank — 25.00%
80,000,000	0.03%, 7/3/13(b)	79,999,889
37,300,000	0.04%, 7/3/13(b)	37,299,917
15,500,000	0.05%, 7/2/13(b)	15,499,978
181,000,000	0.07%, 8/21/13(b)	180,983,333
19,000,000	0.08%, 7/5/13(b)	18,999,831
100,000,000	0.08%, 2/3/14(a)	99,975,310
15,000,000	0.09%, 10/1/13(b)	14,996,550
35,000,000	0.09%, 1/3/14(a)	34,996,396
29,500,000	0.10%, 10/16/13(b)	29,491,232
24,000,000	0.11%, 7/12/13(b)	23,999,193
21,000,000	0.12%, 7/22/13	20,999,829
33,000,000	0.12%, 7/26/13(b)	32,997,250
20,000,000	0.12%, 10/16/13	20,001,041
13,000,000	0.12%, 2/12/14(a)	12,999,203
25,000,000	0.12%, 2/18/14(a)	24,999,744
56,461,000	0.13%, 7/1/13(b)	56,461,000
22,000,000	0.13%, 7/25/13(a)	22,000,000
24,000,000	0.13%, 12/20/13(b)	23,985,093
25,000,000	0.13%, 6/18/14	24,987,704
17,500,000	0.14%, 7/8/13	17,499,946
50,000,000	0.14%, 11/6/13	49,995,295
45,000,000	0.15%, 9/6/13(a)	45,000,037
45,750,000	0.16%, 11/13/13(a)	45,750,000
90,000,000	0.16%, 12/6/13(a)	89,998,025
50,000,000	0.16%, 5/23/14(a)	49,995,462
35,000,000	0.16%, 6/17/14	34,995,870
100,000,000	0.16%, 4/15/14(a)	99,999,895

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 25,000,000	0.18%, 4/15/14	$24,996,531
20,000,000	0.21%, 9/24/13	19,999,395
47,750,000	0.25%, 7/1/13	47,750,000
25,000,000	0.25%, 7/19/13	25,000,846
13,550,000	0.28%, 7/26/13	13,550,679
10,000,000	0.40%, 7/9/13	10,000,778
46,750,000	0.50%, 8/28/13	46,771,368
10,900,000	2.38%, 3/14/14	11,067,827
18,000,000	4.00%, 9/6/13	18,124,900
8,910,000	5.25%, 6/18/14	9,344,346

		1,435,513,693

Freddie Mac — 3.33%
50,000,000	0.05%, 7/9/13(b)	49,999,444
36,209,000	0.45%, 1/9/14	36,265,315
35,884,000	1.38%, 2/25/14	36,164,135
35,000,000	4.13%, 9/27/13	35,336,385
24,694,000	4.50%, 7/15/13	24,735,089
8,666,000	4.50%, 4/2/14	8,947,772

		191,448,140

Overseas Private Investment Corp. — 0.02%
1,400,000	0.14%, 3/15/15(a)	1,400,000

Total U.S. Government Agency Obligations		3,527,545,620

(Cost $3,527,545,620)
U.S. Treasury Obligations — 6.98%
U.S. Treasury Bills — 2.09%
120,000,000	0.04%, 7/5/13(b)	119,999,473
U.S. Treasury Notes — 4.89%
34,000,000	0.63%, 7/15/14	34,160,979
60,000,000	1.00%, 1/15/14	60,267,944
75,000,000	1.25%, 3/15/14	75,559,605
25,000,000	1.88%, 4/30/14	25,353,918
60,000,000	2.75%, 10/31/13	60,511,678
25,000,000	3.13%, 8/31/13	25,124,223

		280,978,347

Total U.S. Treasury Obligations		400,977,820

(Cost $400,977,820)
Repurchase Agreements — 15.58%
105,000,000	BNP Paribas Securities Corp. dated 6/28/13; due 7/1/13 at 0.10% with maturity value of $105,000,875 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 2/28/15 to 5/31/15 at rates ranging from 0.25% to 2.125%)	105,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 50,000,000	Citibank N.A., dated 6/28/13; due 7/1/13 at 0.08% with maturity value of $50,000,333 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 11/30/15 to 1/15/21 at rates ranging from 1.125% to 1.375%)	$50,000,000
105,000,000	Citibank N.A., dated 6/28/13; due 7/1/13 at 0.10% with maturity value of $105,000,875 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 2/5/15 to 6/20/22 at rates ranging from 0.161% to 2.50%)	105,000,000
200,000,000	Citibank N.A., dated 6/28/13; due 7/1/13 at 0.13% with maturity value of $200,002,167 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 9/15/24 to 9/15/49 at rates ranging from 3.00% to 6.50%)	200,000,000
15,000,000	Deutsche Bank Securities, dated 6/28/13; due 7/1/13 at 0.12% with maturity value of $15,000,150 (fully collateralized by a U.S. Treasury Note with a maturity date of 6/15/15 at a rate of 0.375%)	15,000,000
5,000,000	Deutsche Bank Securities, dated 6/28/13; due 7/1/13 at 0.18% with maturity value of $5,000,075 (fully collateralized by a Fannie Mae security with a maturity date of 2/28/16 at a rate of 0.55%)	5,000,000
15,000,000	Deutsche Bank Securities, dated 6/28/13; due 7/1/13 at 0.25% with maturity value of $15,000,313 (fully collateralized by a Fannie Mae security with a maturity date of 1/1/41 at a rate of 4.00%)	15,000,000
50,000,000	Goldman Sachs & Co. dated 6/28/13; due 7/1/13 at 0.13% with maturity value of $50,000,542 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 7/17/13 to 5/18/16 at rates ranging from 0.00% to 5.375%)	50,000,000
25,000,000	Goldman Sachs & Co. dated 6/28/13; due 7/1/13 at 0.14% with maturity value of $25,200,292 (fully collateralized by a Fannie Mae security with a maturity date of 2/1/41 at a rate of 4.50%)	25,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/25/13; due 7/2/13 at 0.04% with maturity value of $50,000,389 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/14 to 6/1/43 at rates ranging from 2.50% to 9.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/26/13; due 7/3/13 at 0.04% with maturity value of $50,000,389 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/14 to 6/1/43 at rates ranging from 2.00% to 8.50%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/27/13; due 7/5/13 at 0.04% with maturity value of $50,000,444 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/13 to 6/1/43 at rates ranging from 2.50% to 13.00%)	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 25,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/28/13; due 7/1/12 at 0.11% with maturity value of $25,000,229 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/18 to 3/1/43 at rates ranging from 3.00% to 8.00%)	$25,000,000
10,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/28/13; due 7/1/13 at 0.08% with maturity value of $10,000,067 (fully collateralized by a U.S. Treasury Note security with a maturity date of 9/15/15 at a rate of 0.25%)	10,000,000
40,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 6/28/13; due 7/1/13 at 0.11% with maturity value of $40,000,367 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/18 to 6/1/43 at rates ranging from 2.50% to 7.00%)	40,000,000
100,000,000	TD Securities (USA) dated 6/28/13; due 7/1/13 at 0.12% with maturity value of $100,001,000 (fully collateralized by a Fannie Mae security with a maturity date of 5/1/28 at a rate of 2.50%)	100,000,000

Total Repurchase Agreements		895,000,000

(Cost $895,000,000)

Total Investments		$5,797,663,440
(Cost $5,797,663,440)(c) — 100.95%

Liabilities in excess of other assets — (0.95)%		(54,448,096)

NET ASSETS — 100.00%		$5,743,215,344

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC - Letter of Credit

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Municipal Bonds — 98.11%
Alaska — 0.76%
$10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.07%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000

Arizona — 0.22%
2,840,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.06%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,840,000

California — 4.55%
9,900,000	California Affordable Housing Agency Revenue, Series A, 0.07%, 9/15/33, (Credit Support: Fannie Mae)(a)	9,900,000
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.10%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.07%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.07%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.06%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,675,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.09%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
4,790,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.06%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,790,000
12,500,000	University of California TECP, 0.11%, 10/7/13(c)	12,500,000

		59,510,000

Colorado — 1.89%
4,525,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.08%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,525,000
4,525,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.08%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,525,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.16%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,600,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.07%, 12/1/43, (LOC: U.S Bank NA)(a)	5,600,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.08%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,930,000	Gateway Regional Metropolitan District Refunding GO, 0.16%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,930,000
485,000	Parker Automotive Metropolitan District GO, 0.07%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		24,790,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
District Of Columbia — 0.71%
$ 3,555,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.16%, 4/1/22, (LOC: Wells Fargo Bank)(a)	$3,555,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.07%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,500,000
4,300,000	District of Columbia Jesuit Conference Revenue, 0.08%, 10/1/37, (LOC: PNC Bank NA)(a)	4,300,000

		9,355,000

Florida — 4.74%
4,925,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.07%, 2/15/28, (Credit Support: Fannie Mae)(a)	4,925,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.08%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.08%, 10/1/25(a)(b)	2,225,000
35,000,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.07%, 1/31/14, (LOC: JPMorgan Chase Bank NA)(a)(b)	35,000,000
14,630,000	Sarasota County Public Hospital District Sarasota Memorial Hospital Revenue, Series A, 0.05%, 7/1/37, (LOC: Northern Trust Co.)(a)	14,630,000

		62,025,000

Georgia — 1.57%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.06%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
8,490,000	Cobb County Housing Authority Refunding Revenue, 0.08%, 3/1/24, (Credit Support: Freddie Mac)(a)	8,490,000
4,805,000	Fulton County Development Authority School Improvement Revenue, 0.07%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,805,000

		20,510,000

Illinois — 2.11%
3,070,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.07%, 11/1/31, (LOC: State Street Bank & Trust)(a)	3,070,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Revenue, 0.06%, 4/1/31, (LOC: PNC Bank NA)(a)	3,300,000
15,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.05%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	15,000,000
6,235,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.06%, 12/1/23, (LOC: U.S. Bank NA)(a)	6,235,000

		27,605,000

Indiana — 3.43%
9,000,000	City of Rockport Refunding Revenue, Series A, 0.06%, 7/1/25, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	9,000,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.07%, 11/15/33(a)	23,600,000
12,280,000	Indiana Health Facility Financing Authority, Ascension Health Refunding Revenue, Series E6, 0.06%, 11/15/39(a)	12,280,000

		44,880,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Iowa — 1.06%
$ 5,500,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.08%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank, Des Moines)(a)	$5,500,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.16%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.16%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000

		13,895,000

Louisiana — 1.61%
8,300,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series B, 0.05%, 12/1/40(a)	8,300,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.07%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank, Dallas)(a)	9,055,000
3,770,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.06%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,770,000

		21,125,000

Maryland — 0.62%
6,065,000	Montgomery County Housing Opportunites Commission Local Multi Family Housing Revenue, Series C, 0.05%, 7/1/36, (LOC: TD Bank NA), (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)(a)	6,065,000
2,065,000	Montgomery County Housing Opportunites Commission Local Single Family Housing Revenue, Series A, 0.07%, 5/1/39, (LOC: PNC Bank NA)(a)	2,065,000

		8,130,000

Michigan — 7.36%
5,000,000	Michigan State Finance Authority Cash Flow Management Revenue, Series B1, 2.00%, 8/20/13	5,010,911
35,000,000	Michigan State Hospital Finance Authority, Trinity Health Group, Revenue TECP, 0.15%, 7/8/13(c)	35,000,000
10,340,000	Michigan State Hospital Finance Authority, Trinity Health Group, Revenue TECP, 0.15%, 7/16/13(c)	10,340,000
10,000,000	Michigan State Hospital Finance Authority, Trinity Health Group, Revenue TECP, 0.15%, 8/1/13(c)	10,000,000
36,010,000	University of Michigan TECP, 0.12%, 10/2/13(c)	36,010,000

		96,360,911

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Minnesota — 10.81%
$ 1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.07%, 11/15/32, (Credit Support: Fannie Mae)(a)	$1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.07%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,235,000
6,375,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.07%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,374,996
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.06%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.07%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.06%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,135,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.07%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,135,000
7,900,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.06%, 10/1/35, (LOC: U.S. Bank NA)(a)	7,900,000
10,000,000	Rochester Health Care Facilities TECP, 0.12%, 10/1/13, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
38,550,000	Rochester Health Care Facilities TECP, 0.16%, 7/3/13, (Credit Support: Mayo Clinic Foundation)(c)	38,550,000
3,900,000	Saint Cloud Independent School District No 742 Cash Flow Management GO, Series B, 1.50%, 8/13/13, (Credit Support: School District Credit Program)	3,905,495
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.06%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,995
2,200,000	State of Minnesota Trunk Highway GO, Series B, 4.00%, 8/1/13	2,206,937
10,150,000	University of Minnesota TECP, 0.13%, 10/1/13(c)	10,150,000
19,250,000	University of Minnesota TECP, 0.15%, 8/2/13(c)	19,250,000
2,100,000	University of Minnesota TECP, 0.15%, 8/2/13(c)	2,100,000

		141,487,423

Mississippi — 5.16%
5,340,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.04%, 12/1/30(a)	5,340,000
13,060,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.05%, 11/1/35(a)	13,060,000
10,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.05%, 12/1/30(a)	10,000,000
9,995,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.04%, 12/1/30(a)	9,995,000
22,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.06%, 12/1/30(a)	22,000,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.06%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank, Atlanta)(a)	7,140,000

		67,535,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Missouri — 0.55%
$ 5,215,000	Nodaway County Industrial Development Authority Northwest Foundation, Inc. Revenue, 0.07%, 11/1/28, (LOC: U.S. Bank NA)(a)	$5,215,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.06%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		7,215,000

Montana — 1.71%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/29(a)	1,700,000
14,675,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/32(a)	14,675,000
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/35(a)	6,000,000

		22,375,000

Nebraska — 0.83%
4,800,000	Lancaster County Hospital Authority No. 1 Bryan LGH Medical Center Refunding Revenue, Series B-2, 0.07%, 6/1/31, (LOC: U.S. Bank NA)(a)	4,800,000
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.06%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

		10,800,000

New Hampshire — 0.54%
7,035,000	New Hampshire Business Finance Authority Retirement Facilities Revenue, Series B, 0.05%, 5/1/35, (LOC: TD Bank NA)(a)	7,035,000

New York — 14.35%
14,000,000	City of New York GO, Sub-Series A-4, 0.06%, 8/1/31, (LOC: Bank of Nova Scotia)(a)	14,000,000
8,205,000	JPMorgan Chase Putters Drivers Trust, Refunding Revenue, Series 4273, 0.07%, 6/15/20(a)(b)	8,205,000
15,000,000	Long Island Power Authority Refunding Revenue, Series C, 0.06%, 5/1/33, (LOC: Barclays Bank Plc)(a)	15,000,000
5,310,000	Metropolitan Transportation Authority Revenue, Subseries B1, 0.05%, 11/1/22, (LOC: State Street B&T Co.)(a)	5,310,000
4,000,000	New York City Housing Development Corp., 1133 Manhattan Avenue Revenue, Series A, 0.07%, 6/1/46, (Credit Support: Freddie Mac)(a)	4,000,000
15,000,000	New York City Housing Development Corp., 461 Dean Street Revenue, Series S, 0.05%, 12/1/46, (LOC: BNY Mellon)(a)	15,000,000
8,500,000	New York City Public Improvement GO, Subseries C4, 0.06%, 8/1/20, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	8,500,000
13,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.03%, 11/1/29(a)	13,000,000
12,000,000	New York Liberty Development Corp. Recovery Zone 3 World Trade Center Revenue, 0.23%, 3/19/14(a)	12,000,000
8,900,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.11%, 7/1/28, (LOC: TD Bank NA)(a)	8,900,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.13%, 8/1/15, (LOC: Wells Fargo Bank)(a)	$27,400,000
25,200,000	New York State Housing Finance Agency West 37th St. Revenue, 0.06%, 5/1/42, (Credit Support: Freddie Mac)(a)	25,200,000
23,400,000	New York State Housing Finance Agency West 37th St. Revenue, 0.06%, 5/1/42, (Credit Support: Freddie Mac)(a)	23,400,000
3,000,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.06%, 5/1/48, (Credit Support: Freddie Mac)(a)	3,000,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.06%, 1/1/32, (Credit Support: GO of Authority)(a)	5,000,000

		187,915,000

North Carolina — 3.40%
20,190,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.05%, 12/1/34, (LOC: Rabobank Cooperative)(a)	20,190,000
6,500,000	North Carolina Capital Facilities Finance Agency Duke University TECP, 0.15%, 7/1/13(c)	6,500,000
1,900,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.07%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,900,000
9,935,000	North Carolina Educational Facilities Finance Agency, Duke University Project Revenue, Series B, 0.05%, 12/1/21(a)	9,935,000
2,800,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.07%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,800,000
3,145,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.07%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,145,000

		44,470,000

Pennsylvania — 4.54%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.08%, 3/1/38, (LOC: PNC Bank NA)(a)	8,900,000
7,100,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.08%, 6/1/30, (LOC: PNC Bank NA)(a)	7,100,000
10,920,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.07%, 12/1/15(a)	10,920,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.08%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,550,000	Luzerne County Convention Center Authority Revenue, Series A, 0.07%, 9/1/28, (LOC: PNC Bank NA)(a)	7,550,000
6,300,000	Pennsylvania Economic Development Financing Authority Revenue, 0.07%, 12/1/38, (LOC: TD Bank NA)(a)	6,300,000
900,000	Pennsylvania Higher Educational Facilities Authority Gannon University Refunding Revenue, 0.08%, 5/1/15, (LOC: PNC Bank NA)(a)	900,000
9,605,000	Pennsylvania Higher Educational Facilities Authority Holy Family University Revenue, 0.05%, 12/1/33, (LOC: TD Bank NA)(a)	9,605,000

		59,430,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
South Carolina — 0.54%
$ 3,150,000	South Carolina Jobs-Economic Development Authority Revenue, 0.10%, 5/1/29, (LOC: Branch Banking & Trust)(a)	$3,150,000
3,950,000	South Carolina Jobs-Economic Development Authority Revenue, 0.16%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,950,000

		7,100,000

South Dakota — 1.35%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.08%, 5/15/15(a)	12,640,000
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.06%, 5/1/39(a)	5,000,000

		17,640,000

Tennessee — 2.17%
3,415,000	Johnson City Health & Educational Facilities Board Revenue, Series A, 0.06%, 7/1/38, (LOC: U.S. Bank NA)(a)	3,415,000
25,000,000	Vanderbilt University TECP, 0.20%, 10/3/13(c)	25,000,000

		28,415,000

Texas — 10.98%
2,190,000	Crawford Education Facilities Corp. Revenue, 0.08%, 6/1/18, (LOC: U.S. Bank NA)(a)	2,190,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.16%, 12/1/16(a)	7,050,000
5,450,000	Gulf Coast Waste Disposal Authority, Exxon Project Refunding Revenue, 0.05%, 10/1/24(a)	5,450,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.21%, 12/4/13, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.21%, 12/4/13, (Credit Support: Methodist Hospital)(c)	8,000,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.22%, 8/5/13, (Credit Support: Methodist Hospital)(c)	9,000,000
20,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4262, 0.07%, 8/30/13(a)(b)	20,000,000
10,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4263, 0.07%, 8/30/13(a)(b)	10,000,000
10,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4264, 0.07%, 8/30/13(a)(b)	10,000,000
4,690,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.16%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,690,000
1,000,000	State of Texas Public Finance Authority Refunding GO, OID, 0.30%, 10/1/13(d)	999,243
20,000,000	University of Texas TECP, 0.12%, 10/1/13(c)	20,000,000
5,511,000	University of Texas TECP, 0.14%, 7/9/13(c)	5,511,000
22,892,000	University of Texas TECP, 0.14%, 8/1/13(c)	22,892,000

		143,782,243

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Utah — 1.73%
$ 450,000	County of Sanpete Private Primary Schools Revenue, 0.16%, 8/1/28, (LOC: U.S. Bank NA)(a)	$450,000
3,275,000	Duchesne County School District Revenue, 0.16%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,275,000
2,610,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.16%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,610,000
4,310,000	Salt Lake County Housing Authority Refunding Revenue, 0.11%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,310,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.06%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		22,615,000

Virginia — 1.23%
6,300,000	Montgomery County Industrial Development Authority Virginia Tech Foundation Refunding Revenue, 0.07%, 6/1/35, (LOC: BNY Mellon Trust)(a)	6,300,000
9,855,000	Russell County Industrial Development Authority Revenue, Series B, 0.06%, 7/1/38, (LOC: U.S. Bank NA)(a)	9,855,000

		16,155,000

Washington — 1.50%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.08%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
10,000,000	King County Housing Authority Local Multi-Family Housing Refunding Revenue, Series A, 0.08%, 7/1/35, (Credit Support: Freddie Mac)(a)	10,000,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.08%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank, San Francisco)(a)	4,680,000

		19,675,000

Wisconsin — 4.71%
7,300,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.16%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,300,000
32,500,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.05%, 7/15/28, (LOC: Bank of Montreal)(a)	32,500,000
20,000,000	Wisconsin Health & Educational Facilities Authority, Meriter Hospital Inc. Refunding Revenue, Series C (LOC: U.S. Bank NA), 0.08%, 12/1/35(a)	20,000,000
1,900,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.08%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,900,000

		61,700,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Wyoming — 1.38%
$18,100,000	City of Kemmerer Exxon Project Pollution Control Revenue, 0.05%, 11/1/14(a)	$18,100,000

Total Municipal Bonds		1,284,470,577

(Cost $1,284,470,577)

Shares
Investment Company — 1.15%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

Total Investments		1,299,470,577
(Cost $1,299,470,577)(e) — 99.26%

Other assets in excess of liabilities — 0.74%		9,692,355

NET ASSETS — 100.00%		$1,309,162,932

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

OID – Original Issue Discount

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.46%
California — 0.21%
$ 140,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$146,271

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	989,557

		1,135,828

Delaware — 0.27%
735,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	737,602

720,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	720,958

		1,458,560

Massachusetts — 1.31%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,097,248

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	96,820

New York — 0.44%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	696,208

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	714,490

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,010,190

		2,420,888

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Texas — 0.21%
$1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/1/21 @ 102(a)	$1,136,993

Total Municipal Bonds		13,346,337

(Cost $12,809,152)
U.S. Government Agency Backed Mortgages — 103.56%
Fannie Mae — 65.44%
23,925	Pool #253174, 7.25%, 12/1/29	27,521
15,007	Pool #253214, 7.00%, 1/1/15	15,555
107,616	Pool #257611, 5.50%, 5/1/38	117,016
49,923	Pool #257612, 5.00%, 5/1/38	54,375
374,227	Pool #257613, 5.50%, 6/1/38	408,316
175,065	Pool #257631, 6.00%, 7/1/38	192,004
130,658	Pool #257632, 5.50%, 7/1/38	143,540
186,111	Pool #257649, 5.50%, 7/1/38	202,309
80,250	Pool #257656, 6.00%, 8/1/38	88,015
205,494	Pool #257663, 5.50%, 8/1/38	223,378
387,404	Pool #257857, 6.00%, 12/1/37	421,257
67,956	Pool #257869, 5.50%, 12/1/37	74,210
367,326	Pool #257890, 5.50%, 2/1/38	399,180
127,692	Pool #257892, 5.50%, 2/1/38	139,084
51,314	Pool #257897, 5.50%, 2/1/38	56,196
107,971	Pool #257898, 6.00%, 2/1/38	118,418
118,547	Pool #257901, 5.50%, 2/1/38	128,827
53,232	Pool #257902, 6.00%, 2/1/38	58,383
142,090	Pool #257903, 5.50%, 2/1/38	154,234
113,021	Pool #257904, 6.00%, 2/1/38	123,250
84,986	Pool #257913, 5.50%, 1/1/38	92,834
109,949	Pool #257919, 6.00%, 2/1/38	119,900
76,319	Pool #257926, 5.50%, 3/1/38	83,581
59,387	Pool #257942, 5.50%, 4/1/38	65,038
101,426	Pool #257943, 6.00%, 4/1/38	111,081
81,687	Pool #257995, 6.00%, 7/1/38	89,591
69,334	Pool #258022, 5.50%, 5/1/34	75,672
93,254	Pool #258027, 5.00%, 5/1/34	100,697
109,502	Pool #258030, 5.00%, 5/1/34	118,207
154,791	Pool #258070, 5.00%, 6/1/34	167,918
155,079	Pool #258090, 5.00%, 6/1/34	167,552
46,682	Pool #258121, 5.50%, 6/1/34	50,948
154,459	Pool #258152, 5.50%, 8/1/34	168,433
429,273	Pool #258157, 5.00%, 8/1/34	462,994
181,939	Pool #258163, 5.50%, 8/1/34	198,313
129,933	Pool #258166, 5.50%, 9/1/34	141,322
81,350	Pool #258171, 5.50%, 10/1/34	88,557

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$165,156	Pool #258173, 5.50%, 10/1/34	$179,633
151,742	Pool #258180, 5.00%, 10/1/34	163,591
78,621	Pool #258187, 5.50%, 11/1/34	85,586
408,757	Pool #258188, 5.50%, 11/1/34	444,971
45,196	Pool #258222, 5.00%, 11/1/34	48,853
122,524	Pool #258224, 5.50%, 12/1/34	133,264
134,878	Pool #258225, 5.50%, 11/1/34	146,701
283,780	Pool #258238, 5.00%, 1/1/35	305,940
103,979	Pool #258251, 5.50%, 1/1/35	113,125
119,235	Pool #258254, 5.50%, 12/1/34	129,687
124,665	Pool #258258, 5.00%, 1/1/35	134,478
246,721	Pool #258305, 5.00%, 3/1/35	266,102
77,719	Pool #258312, 5.50%, 2/1/35	84,459
106,521	Pool #258336, 5.00%, 4/1/35	115,122
70,696	Pool #258340, 5.00%, 3/1/35	76,404
128,831	Pool #258346, 5.00%, 3/1/35	138,952
117,861	Pool #258388, 5.50%, 6/1/35	127,934
319,206	Pool #258393, 5.00%, 5/1/35	344,780
72,280	Pool #258394, 5.00%, 5/1/35	78,116
272,711	Pool #258395, 5.50%, 6/1/35	296,019
71,746	Pool #258402, 5.00%, 6/1/35	77,539
69,717	Pool #258403, 5.00%, 6/1/35	75,346
93,842	Pool #258404, 5.00%, 6/1/35	101,360
89,041	Pool #258409, 5.00%, 5/1/35	96,509
54,268	Pool #258410, 5.00%, 4/1/35	58,649
112,676	Pool #258411, 5.50%, 5/1/35	122,552
133,732	Pool #258448, 5.00%, 8/1/35	144,238
224,871	Pool #258450, 5.50%, 8/1/35	244,407
104,119	Pool #258456, 5.00%, 8/1/35	112,396
249,267	Pool #258460, 5.00%, 8/1/35	268,537
85,270	Pool #258479, 5.50%, 7/1/35	92,731
93,825	Pool #258552, 5.00%, 11/1/35	101,665
107,316	Pool #258569, 5.00%, 10/1/35	115,847
626,888	Pool #258571, 5.50%, 11/1/35	681,839
100,261	Pool #258600, 6.00%, 1/1/36	109,430
614,121	Pool #258627, 5.50%, 2/1/36	668,145
207,406	Pool #258634, 5.50%, 2/1/36	225,716
366,611	Pool #258644, 5.50%, 2/1/36	399,091
240,863	Pool #258658, 5.50%, 3/1/36	262,051
60,985	Pool #258721, 5.50%, 4/1/36	66,540
61,683	Pool #258737, 5.50%, 12/1/35	67,186
85,036	Pool #258763, 6.00%, 5/1/36	93,051
50,142	Pool #259004, 8.00%, 2/1/30	59,811
34,313	Pool #259011, 8.00%, 3/1/30	40,904
57,764	Pool #259030, 8.00%, 4/1/30	68,529
53,526	Pool #259181, 6.50%, 3/1/31	61,102
20,313	Pool #259187, 6.50%, 4/1/31	22,861
84,967	Pool #259190, 6.50%, 4/1/31	97,146

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 81,714	Pool #259201, 6.50%, 4/1/31	$93,418
41,478	Pool #259306, 6.50%, 9/1/31	47,219
204,292	Pool #259316, 6.50%, 11/1/31	232,157
63,587	Pool #259369, 6.00%, 1/1/32	69,974
36,895	Pool #259378, 6.00%, 12/1/31	40,767
104,423	Pool #259393, 6.00%, 1/1/32	115,450
49,655	Pool #259398, 6.50%, 2/1/32	56,453
50,718	Pool #259590, 5.50%, 11/1/32	55,496
210,331	Pool #259611, 5.50%, 11/1/32	230,034
113,492	Pool #259614, 6.00%, 11/1/32	125,627
93,559	Pool #259634, 5.50%, 12/1/32	102,378
69,936	Pool #259655, 5.50%, 2/1/33	76,535
162,603	Pool #259659, 5.50%, 2/1/33	177,953
38,819	Pool #259671, 5.50%, 2/1/33	42,483
95,326	Pool #259686, 5.50%, 3/1/33	104,314
46,540	Pool #259722, 5.00%, 5/1/33	50,200
58,013	Pool #259724, 5.00%, 5/1/33	62,526
150,604	Pool #259725, 5.00%, 5/1/33	162,396
72,980	Pool #259726, 5.00%, 5/1/33	78,658
125,106	Pool #259729, 5.00%, 6/1/33	135,090
131,907	Pool #259733, 5.50%, 6/1/33	144,372
70,066	Pool #259734, 5.50%, 5/1/33	76,389
56,048	Pool #259753, 5.00%, 7/1/33	60,538
74,999	Pool #259757, 5.00%, 6/1/33	81,055
175,582	Pool #259761, 5.00%, 6/1/33	190,637
148,250	Pool #259764, 5.00%, 7/1/33	160,081
141,571	Pool #259777, 5.00%, 7/1/33	152,824
96,811	Pool #259781, 5.00%, 7/1/33	104,567
59,013	Pool #259789, 5.00%, 7/1/33	63,815
108,340	Pool #259807, 5.00%, 8/1/33	116,986
152,202	Pool #259816, 5.00%, 8/1/33	164,301
32,741	Pool #259819, 5.00%, 8/1/33	35,405
141,557	Pool #259830, 5.00%, 8/1/33	152,854
40,025	Pool #259848, 5.00%, 9/1/33	43,281
125,482	Pool #259862, 5.50%, 9/1/33	137,070
84,184	Pool #259867, 5.50%, 10/1/33	92,037
135,292	Pool #259869, 5.50%, 10/1/33	147,786
133,436	Pool #259875, 5.50%, 10/1/33	145,758
81,060	Pool #259876, 5.50%, 10/1/33	88,545
46,896	Pool #259879, 5.50%, 10/1/33	51,271
145,647	Pool #259906, 5.50%, 11/1/33	159,097
59,384	Pool #259928, 5.50%, 12/1/33	64,868
214,886	Pool #259930, 5.00%, 11/1/33	231,900
8,912	Pool #259939, 5.50%, 11/1/33	9,735
44,541	Pool #259961, 5.50%, 3/1/34	48,654
123,413	Pool #259976, 5.00%, 3/1/34	133,937
44,874	Pool #259998, 5.00%, 3/1/34	48,519
677,710	Pool #380307, 6.53%, 6/1/16	677,063

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 553,960	Pool #381985, 7.97%, 9/1/17	$584,786
2,532,123	Pool #386602, 4.66%, 10/1/13	2,556,328
2,542,755	Pool #386641, 5.80%, 12/1/33	2,813,738
672,315	Pool #386674, 5.51%, 11/1/21	723,204
825,114	Pool #387446, 5.22%, 6/1/20	935,787
873,860	Pool #387472, 4.89%, 6/1/15	916,856
3,546,499	Pool #387590, 4.90%, 9/1/15	3,831,188
620,680	Pool #462834, 4.70%, 2/1/17(b)	677,297
7,431,362	Pool #465537, 4.20%, 7/1/20	8,150,820
730,473	Pool #465946, 3.61%, 9/1/20	774,252
5,869,500	Pool #466934, 4.10%, 1/1/21	6,391,212
3,384,247	Pool #467882, 4.24%, 6/1/21	3,712,163
2,435,778	Pool #468104, 3.93%, 5/1/18	2,644,801
471,655	Pool #470439, 2.91%, 5/1/22	471,384
3,444,183	Pool #470561, 2.94%, 2/1/22	3,447,930
4,047,877	Pool #471320, 2.96%, 5/1/22	4,060,535
3,616,215	Pool #471948, 2.86%, 7/1/22	3,591,063
235,411	Pool #557295, 7.00%, 12/1/29	268,562
33,094	Pool #575886, 7.50%, 1/1/31	38,779
87,429	Pool #576445, 6.00%, 1/1/31	95,919
188,557	Pool #579402, 6.50%, 4/1/31	215,224
163,411	Pool #583728, 6.50%, 6/1/31	186,115
81,868	Pool #585148, 6.50%, 7/1/31	93,314
41,170	Pool #590931, 6.50%, 7/1/31	46,907
75,216	Pool #590932, 6.50%, 7/1/31	85,664
191,102	Pool #601865, 6.50%, 4/1/31	216,044
146,646	Pool #601868, 6.00%, 7/1/29	159,933
249,401	Pool #607611, 6.50%, 11/1/31	283,239
227,478	Pool #634271, 6.50%, 5/1/32	259,040
81,602	Pool #640146, 5.00%, 12/1/17	86,890
146,784	Pool #644232, 6.50%, 6/1/32	167,196
30,769	Pool #644432, 6.50%, 7/1/32	34,996
49,956	Pool #644437, 6.50%, 6/1/32	56,901
113,372	Pool #657250, 6.00%, 10/1/32	125,601
3,329,001	Pool #663159, 5.00%, 7/1/32	3,584,268
184,847	Pool #670278, 5.50%, 11/1/32	202,224
53,574	Pool #676702, 5.50%, 11/1/32	58,586
60,887	Pool #677591, 5.50%, 12/1/32	66,634
613,385	Pool #681883, 6.00%, 3/1/33	679,438
99,780	Pool #683087, 5.00%, 1/1/18	106,246
193,536	Pool #684570, 5.00%, 12/1/32	208,377
81,031	Pool #684644, 4.50%, 6/1/18	85,927
307,663	Pool #686542, 5.50%, 3/1/33	334,590
3,976	Pool #689034, 5.00%, 5/1/33	4,281
447,097	Pool #695961, 5.50%, 1/1/33	489,094
149,981	Pool #695962, 6.00%, 11/1/32	166,099
362,521	Pool #696407, 5.50%, 4/1/33	396,538
1,041,202	Pool #702478, 5.50%, 6/1/33	1,139,157

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 330,560	Pool #702479, 5.00%, 6/1/33	$356,582
280,960	Pool #703210, 5.50%, 9/1/32	306,894
366,283	Pool #720025, 5.00%, 8/1/33	395,400
526,088	Pool #723066, 5.00%, 4/1/33	567,958
389,794	Pool #723067, 5.50%, 5/1/33	426,092
267,890	Pool #723068, 4.50%, 5/1/33	283,702
398,036	Pool #723070, 4.50%, 5/1/33	421,529
248,447	Pool #723328, 5.00%, 9/1/33	268,196
447,587	Pool #727311, 4.50%, 9/1/33	474,425
1,293,858	Pool #727312, 5.00%, 9/1/33	1,397,518
259,138	Pool #727315, 6.00%, 10/1/33	286,790
376,170	Pool #738589, 5.00%, 9/1/33	406,072
192,606	Pool #738683, 5.00%, 9/1/33	207,916
499,614	Pool #739269, 5.00%, 9/1/33	539,329
189,969	Pool #743595, 5.50%, 10/1/33	207,511
200,578	Pool #748041, 4.50%, 10/1/33	212,605
270,965	Pool #749891, 5.00%, 9/1/33	294,198
306,133	Pool #749897, 4.50%, 9/1/33	324,489
165,328	Pool #750984, 5.00%, 12/1/18	176,873
224,067	Pool #751008, 5.00%, 12/1/18	239,173
298,265	Pool #753533, 5.00%, 11/1/33	322,068
104,299	Pool #755679, 6.00%, 1/1/34	115,105
119,918	Pool #755745, 5.00%, 1/1/34	130,950
178,078	Pool #755746, 5.50%, 12/1/33	194,522
47,800	Pool #763551, 5.50%, 3/1/34	52,214
340,338	Pool #763820, 5.50%, 1/1/34	371,341
232,972	Pool #763824, 5.00%, 3/1/34	251,528
223,957	Pool #765216, 5.00%, 1/1/19	239,599
38,827	Pool #765217, 4.50%, 1/1/19	41,173
119,078	Pool #765306, 5.00%, 2/1/19	126,865
81,364	Pool #773084, 4.50%, 3/1/19	86,281
19,238	Pool #773096, 4.50%, 3/1/19	20,401
192,343	Pool #773175, 5.00%, 5/1/34	207,453
300,833	Pool #773476, 5.50%, 7/1/19	322,647
264,420	Pool #773547, 5.00%, 5/1/34	285,192
274,682	Pool #773553, 5.00%, 4/1/34	296,259
541,915	Pool #773568, 5.50%, 5/1/34	590,603
79,385	Pool #773575, 6.00%, 7/1/34	87,379
157,078	Pool #776849, 5.00%, 11/1/34	169,343
180,195	Pool #776850, 5.50%, 11/1/34	195,990
53,202	Pool #776851, 6.00%, 10/1/34	58,398
67,996	Pool #777444, 5.50%, 5/1/34	74,211
2,344,904	Pool #777621, 5.00%, 2/1/34	2,530,206
439,145	Pool #781437, 6.00%, 8/1/34	483,356
215,029	Pool #781741, 6.00%, 9/1/34	236,021
214,393	Pool #781907, 5.00%, 2/1/21	229,325
233,798	Pool #781954, 5.00%, 6/1/34	252,237
229,260	Pool #781959, 5.50%, 6/1/34	249,858

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 429,822	Pool #781960, 5.50%, 6/1/34	$468,439
503,305	Pool #783893, 5.50%, 12/1/34	547,423
391,506	Pool #783929, 5.50%, 10/1/34	425,824
115,654	Pool #788329, 6.50%, 8/1/34	130,795
68,748	Pool #790282, 6.00%, 7/1/34	75,774
367,817	Pool #797623, 5.00%, 7/1/35	396,251
162,459	Pool #797626, 5.50%, 7/1/35	176,547
140,286	Pool #797627, 5.00%, 7/1/35	151,306
132,374	Pool #797674, 5.50%, 9/1/35	143,874
524,083	Pool #798725, 5.50%, 11/1/34	570,022
266,136	Pool #799547, 5.50%, 9/1/34	290,088
121,249	Pool #799548, 6.00%, 9/1/34	132,986
1,666,540	Pool #806754, 4.50%, 9/1/34	1,765,947
540,707	Pool #806757, 6.00%, 9/1/34	593,435
1,855,354	Pool #806761, 5.50%, 9/1/34	2,022,046
83,793	Pool #808185, 5.50%, 3/1/35	90,955
364,986	Pool #808205, 5.00%, 1/1/35	393,487
80,198	Pool #813942, 5.00%, 11/1/20	86,067
850,511	Pool #815009, 5.00%, 4/1/35	916,526
724,479	Pool #817641, 5.00%, 11/1/35	781,843
200,680	Pool #820334, 5.00%, 9/1/35	216,445
598,546	Pool #820335, 5.00%, 9/1/35	644,816
205,713	Pool #820336, 5.00%, 9/1/35	222,002
568,331	Pool #822008, 5.00%, 5/1/35	612,444
984,720	Pool #829005, 5.00%, 8/1/35	1,060,844
208,702	Pool #829006, 5.50%, 9/1/35	226,539
93,388	Pool #829117, 5.50%, 9/1/35	101,633
392,033	Pool #829274, 5.00%, 8/1/35	422,339
482,454	Pool #829275, 5.00%, 8/1/35	519,750
182,323	Pool #829276, 5.00%, 8/1/35	196,418
412,290	Pool #829277, 5.00%, 8/1/35	444,290
109,747	Pool #829356, 5.00%, 9/1/35	118,917
960,578	Pool #829649, 5.50%, 3/1/35	1,044,778
1,396,948	Pool #844361, 5.50%, 11/1/35	1,518,089
518,070	Pool #845245, 5.50%, 11/1/35	562,997
146,671	Pool #866969, 6.00%, 2/1/36	160,358
178,690	Pool #867569, 6.00%, 2/1/36	194,863
186,951	Pool #867574, 5.50%, 2/1/36	203,397
161,056	Pool #868788, 6.00%, 3/1/36	176,086
220,665	Pool #870599, 6.00%, 6/1/36	240,499
170,434	Pool #870684, 6.00%, 7/1/36	185,753
532,473	Pool #871072, 5.50%, 2/1/37	577,983
3,111,653	Pool #874900, 5.45%, 10/1/17	3,538,701
264,768	Pool #882044, 6.00%, 5/1/36	288,731
281,206	Pool #884693, 5.50%, 4/1/36	306,207
1,471,642	Pool #885724, 5.50%, 6/1/36	1,601,101
508,233	Pool #899800, 6.00%, 8/1/37	552,644
158,806	Pool #901412, 6.00%, 8/1/36	173,080

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 73,122	Pool #905438, 6.00%, 11/1/36	$80,083
449,197	Pool #907646, 6.00%, 1/1/37	489,291
87,009	Pool #908671, 6.00%, 1/1/37	95,210
282,825	Pool #908672, 5.50%, 1/1/37	306,998
681,969	Pool #911730, 5.50%, 12/1/21	727,922
304,522	Pool #919368, 5.50%, 4/1/37	331,024
565,937	Pool #922582, 6.00%, 12/1/36	616,982
1,333,132	Pool #934941, 5.00%, 8/1/39	1,442,022
839,521	Pool #934942, 5.00%, 9/1/39	903,896
450,621	Pool #941204, 5.50%, 6/1/37	489,135
45,127	Pool #941206, 5.50%, 5/1/37	49,210
114,532	Pool #941487, 6.00%, 8/1/37	124,755
251,033	Pool #943394, 5.50%, 6/1/37	272,881
590,334	Pool #944502, 6.00%, 6/1/37	641,919
137,605	Pool #945853, 6.00%, 7/1/37	149,801
380,205	Pool #948600, 6.00%, 8/1/37	413,428
570,401	Pool #948672, 5.50%, 8/1/37	619,153
703,189	Pool #952598, 6.00%, 7/1/37	765,514
245,086	Pool #952623, 6.00%, 8/1/37	266,962
623,628	Pool #952632, 6.00%, 7/1/37	678,123
91,989	Pool #952649, 6.00%, 7/1/37	100,545
286,564	Pool #952659, 6.00%, 8/1/37	311,605
141,974	Pool #952665, 6.00%, 8/1/37	154,380
401,653	Pool #952678, 6.50%, 8/1/37	446,996
115,588	Pool #952693, 6.50%, 8/1/37	128,709
83,565	Pool #956050, 6.00%, 12/1/37	91,415
2,522,317	Pool #957324, 5.43%, 5/1/18	2,871,471
378,672	Pool #958502, 5.07%, 5/1/19	428,978
187,617	Pool #959093, 5.50%, 11/1/37	204,708
217,426	Pool #960919, 5.00%, 2/1/38	234,913
135,945	Pool #965239, 5.84%, 9/1/38	149,523
576,604	Pool #975769, 5.50%, 3/1/38	625,886
143,539	Pool #982656, 5.50%, 6/1/38	156,346
89,268	Pool #982898, 5.00%, 5/1/38	96,922
159,609	Pool #983033, 5.00%, 5/1/38	172,646
158,882	Pool #984842, 5.50%, 6/1/38	172,461
177,596	Pool #986230, 5.00%, 7/1/38	192,824
398,271	Pool #986239, 6.00%, 7/1/38	433,446
672,707	Pool #986957, 5.50%, 7/1/38	730,202
111,500	Pool #986958, 5.50%, 7/1/38	121,204
136,644	Pool #986985, 5.00%, 7/1/23	146,012
186,208	Pool #990510, 5.50%, 8/1/38	203,753
389,204	Pool #990511, 6.00%, 8/1/38	423,213
186,284	Pool #990617, 5.50%, 9/1/38	202,322
130,958	Pool #AA0525, 5.50%, 12/1/38	142,437
514,250	Pool #AA0526, 5.00%, 12/1/38	557,218
1,016,874	Pool #AA0527, 5.50%, 12/1/38	1,111,412
651,166	Pool #AA0643, 4.00%, 3/1/39	679,070

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 642,012	Pool #AA0644, 4.50%, 3/1/39	$679,906
862,876	Pool #AA0645, 4.50%, 3/1/39	917,042
108,724	Pool #AA0814, 5.50%, 12/1/38	118,425
321,736	Pool #AA2243, 4.50%, 5/1/39	341,731
710,934	Pool #AA3142, 4.50%, 3/1/39	758,227
120,735	Pool #AA3143, 4.00%, 3/1/39	126,815
809,208	Pool #AA3206, 4.00%, 4/1/39	843,884
662,011	Pool #AA3207, 4.50%, 3/1/39	701,085
303,640	Pool #AA4468, 4.00%, 4/1/39	317,410
998,094	Pool #AA7042, 4.50%, 6/1/39	1,060,748
582,867	Pool #AA7658, 4.00%, 6/1/39	609,483
523,532	Pool #AA7659, 4.50%, 6/1/39	556,723
474,629	Pool #AA7741, 4.50%, 6/1/24	506,129
491,699	Pool #AA8455, 4.50%, 6/1/39	522,872
4,839,360	Pool #AB7148, 3.00%, 11/1/42	4,738,793
4,783,173	Pool #AB7477, 3.00%, 12/1/42	4,683,773
4,444,428	Pool #AB7798, 3.00%, 1/1/43	4,352,067
1,180,124	Pool #AB7799, 3.00%, 1/1/43	1,155,600
4,873,477	Pool #AB9203, 3.00%, 4/1/43	4,772,200
2,217,943	Pool #AB9204, 3.00%, 4/1/43	2,171,852
1,531,815	Pool #AB9497, 3.00%, 5/1/43	1,499,982
1,446,207	Pool #AC1463, 5.00%, 8/1/39	1,568,852
597,271	Pool #AC1464, 5.00%, 8/1/39	645,309
1,726,039	Pool #AC2109, 4.50%, 7/1/39	1,827,915
420,544	Pool #AC4394, 5.00%, 9/1/39	456,733
944,461	Pool #AC4395, 5.00%, 9/1/39	1,026,622
716,462	Pool #AC5328, 5.00%, 10/1/39	779,012
533,956	Pool #AC5329, 5.00%, 10/1/39	577,569
801,914	Pool #AC6304, 5.00%, 11/1/39	867,414
496,234	Pool #AC6305, 5.00%, 11/1/39	539,557
894,693	Pool #AC6307, 5.00%, 12/1/39	967,772
889,054	Pool #AC6790, 5.00%, 12/1/39	966,672
3,485,979	Pool #AC7199, 5.00%, 12/1/39	3,770,713
1,832,580	Pool #AD1470, 5.00%, 2/1/40	1,979,974
2,646,274	Pool #AD1471, 4.50%, 2/1/40	2,812,390
1,533,178	Pool #AD1560, 5.00%, 3/1/40	1,658,408
3,147,187	Pool #AD1585, 4.50%, 2/1/40	3,344,747
962,079	Pool #AD1586, 5.00%, 1/1/40	1,039,458
706,606	Pool #AD1638, 4.50%, 2/1/40	748,312
594,863	Pool #AD1640, 4.50%, 3/1/40	632,948
2,368,713	Pool #AD1942, 4.50%, 1/1/40	2,517,405
809,335	Pool #AD1943, 5.00%, 1/1/40	874,429
3,252,401	Pool #AD1988, 4.50%, 2/1/40	3,456,566
432,051	Pool #AD2896, 5.00%, 3/1/40	471,661
1,492,514	Pool #AD4456, 4.50%, 4/1/40	1,588,070
339,642	Pool #AD4457, 4.50%, 4/1/40	360,962
1,494,463	Pool #AD4458, 4.50%, 4/1/40	1,582,671
850,187	Pool #AD4940, 4.50%, 6/1/40	905,682

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 1,025,142	Pool #AD4946, 4.50%, 6/1/40	$1,085,649
653,294	Pool #AD5728, 5.00%, 4/1/40	713,188
934,786	Pool #AD7239, 4.50%, 7/1/40	996,971
730,230	Pool #AD7242, 4.50%, 7/1/40	776,981
578,948	Pool #AD7256, 4.50%, 7/1/40	617,823
1,837,123	Pool #AD7271, 4.50%, 7/1/40	1,954,742
977,544	Pool #AD7272, 4.50%, 7/1/40	1,041,352
1,296,361	Pool #AD8960, 5.00%, 6/1/40	1,409,540
1,174,527	Pool #AD9613, 4.50%, 8/1/40	1,243,851
2,028,689	Pool #AD9614, 4.50%, 8/1/40	2,148,429
512,117	Pool #AE2011, 4.00%, 9/1/40	535,983
2,294,368	Pool #AE2012, 4.00%, 9/1/40	2,392,686
1,320,088	Pool #AE2023, 4.00%, 9/1/40	1,376,656
1,414,228	Pool #AE5432, 4.00%, 10/1/40	1,474,830
579,849	Pool #AE5435, 4.50%, 9/1/40	614,074
678,997	Pool #AE5806, 4.50%, 9/1/40	724,166
1,480,284	Pool #AE5861, 4.00%, 10/1/40	1,543,717
594,757	Pool #AE5862, 4.00%, 10/1/40	622,473
1,026,466	Pool #AE5863, 4.00%, 10/1/40	1,074,301
1,072,249	Pool #AE6850, 4.00%, 10/1/40	1,118,196
709,442	Pool #AE6851, 4.00%, 10/1/40	739,843
667,973	Pool #AE7699, 4.00%, 11/1/40	696,597
976,248	Pool #AE7703, 4.00%, 10/1/40	1,018,082
1,849,590	Pool #AE7707, 4.00%, 11/1/40	1,928,848
901,035	Pool #AH0300, 4.00%, 11/1/40	939,646
1,315,475	Pool #AH0301, 3.50%, 11/1/40	1,337,674
609,272	Pool #AH0302, 4.00%, 11/1/40	635,380
802,004	Pool #AH0306, 4.00%, 12/1/40	838,376
1,336,122	Pool #AH0508, 4.00%, 11/1/40	1,393,377
1,706,876	Pool #AH0537, 4.00%, 12/1/40	1,782,152
1,244,455	Pool #AH0914, 4.50%, 11/1/40	1,317,907
1,317,125	Pool #AH0917, 4.00%, 12/1/40	1,373,566
1,165,419	Pool #AH1077, 4.00%, 1/1/41	1,221,914
1,602,086	Pool #AH2973, 4.00%, 12/1/40	1,670,738
1,744,525	Pool #AH2980, 4.00%, 1/1/41	1,819,281
1,392,221	Pool #AH5656, 4.00%, 1/1/41	1,453,620
889,984	Pool #AH5657, 4.00%, 2/1/41	928,122
1,969,085	Pool #AH5658, 4.00%, 2/1/41	2,053,464
931,400	Pool #AH5662, 4.00%, 2/1/41	971,312
1,517,709	Pool #AH5882, 4.00%, 2/1/26	1,597,685
1,414,616	Pool #AH6764, 4.00%, 3/1/41	1,475,234
3,125,020	Pool #AH6768, 4.00%, 3/1/41	3,258,932
950,776	Pool #AH7277, 4.00%, 3/1/41	995,084
1,635,195	Pool #AH7281, 4.00%, 3/1/41	1,711,397
839,338	Pool #AH7526, 4.50%, 3/1/41	894,387
1,949,862	Pool #AH7537, 4.00%, 3/1/41	2,040,729
707,221	Pool #AH7576, 4.00%, 3/1/41	737,527
1,414,395	Pool #AH8878, 4.50%, 4/1/41	1,498,762

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 944,504	Pool #AH8885, 4.50%, 4/1/41	$1,000,842
1,330,773	Pool #AH9050, 3.50%, 2/1/26	1,387,279
821,524	Pool #AI0114, 4.00%, 3/1/41	859,808
1,587,203	Pool #AI1846, 4.50%, 5/1/41	1,681,877
1,233,426	Pool #AI1847, 4.50%, 5/1/41	1,306,998
2,069,236	Pool #AI1848, 4.50%, 5/1/41	2,192,662
1,366,428	Pool #AI1849, 4.50%, 5/1/41	1,458,181
984,730	Pool #AJ0651, 4.00%, 8/1/41	1,026,928
1,217,826	Pool #AJ7667, 3.50%, 12/1/41	1,238,377
1,297,904	Pool #AJ7668, 4.00%, 11/1/41	1,353,927
1,414,514	Pool #AJ9133, 4.00%, 1/1/42	1,475,570
13,501,059	Pool #AK2386, 3.50%, 2/1/42	13,728,889
6,337,801	Pool #AK6715, 3.50%, 3/1/42	6,444,752
2,359,629	Pool #AK6716, 3.50%, 3/1/42	2,399,448
1,160,663	Pool #AK6717, 3.50%, 3/1/42	1,180,249
766,267	Pool #AK6718, 3.50%, 2/1/42	779,197
495,133	Pool #AM0635, 2.55%, 10/1/22	488,740
967,123	Pool #AO0844, 3.50%, 4/1/42	983,443
1,385,737	Pool #AO2923, 3.50%, 5/1/42	1,409,121
3,779,424	Pool #AO8029, 3.50%, 7/1/42	3,843,202
1,015,585	Pool #AP7483, 3.50%, 9/1/42	1,032,723
1,657,095	Pool #AP9716, 3.00%, 10/1/42	1,622,658
4,518,916	Pool #AQ0517, 3.00%, 11/1/42	4,425,008
1,296,397	Pool #AQ6710, 2.50%, 10/1/27	1,305,361
1,656,174	Pool #AR1191, 3.00%, 11/1/42	1,621,757
3,228,800	Pool #AR3088, 3.00%, 1/1/43	3,161,701
1,248,518	Pool #AR6712, 3.00%, 1/1/43	1,222,572
1,910,054	Pool #AR6928, 3.00%, 3/1/43	1,870,361
1,007,938	Pool #AR6933, 3.00%, 3/1/43	986,992
1,690,191	Pool #AT2688, 3.00%, 5/1/43	1,655,067
2,293,952	Pool #AT2689, 3.00%, 5/1/43	2,246,281
1,220,192	Pool #AT2690, 3.00%, 4/1/43	1,194,835
1,043,554	Pool #AT2691, 3.00%, 5/1/43	1,021,868
1,583,490	Pool #AT3963, 2.50%, 3/1/28	1,594,439
1,116,739	Pool #AT7873, 2.50%, 6/1/28	1,124,809
1,196,141	Pool #AT8051, 3.00%, 6/1/43	1,171,284
255,663	Pool #MC0007, 5.50%, 12/1/38	279,431
60,530	Pool #MC0013, 5.50%, 12/1/38	66,612
99,372	Pool #MC0014, 5.50%, 12/1/38	109,015
81,055	Pool #MC0016, 5.50%, 11/1/38	88,920
263,408	Pool #MC0038, 4.50%, 3/1/39	280,930
133,762	Pool #MC0046, 4.00%, 4/1/39	139,536
285,209	Pool #MC0047, 4.50%, 4/1/39	302,043
55,927	Pool #MC0059, 4.00%, 4/1/39	58,743
211,719	Pool #MC0081, 4.00%, 5/1/39	221,718
277,775	Pool #MC0082, 4.50%, 5/1/39	295,385
492,677	Pool #MC0111, 4.00%, 6/1/39	515,328
120,677	Pool #MC0112, 4.50%, 6/1/39	128,705

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 360,877	Pool #MC0127, 4.50%, 7/1/39	$383,305
74,132	Pool #MC0135, 4.50%, 6/1/39	79,109
1,037,197	Pool #MC0137, 4.50%, 7/1/39	1,102,305
1,642,206	Pool #MC0154, 4.50%, 8/1/39	1,745,293
102,198	Pool #MC0155, 5.00%, 8/1/39	111,567
513,604	Pool #MC0160, 4.50%, 8/1/39	543,919
1,066,878	Pool #MC0171, 4.50%, 9/1/39	1,133,849
480,906	Pool #MC0177, 4.50%, 9/1/39	511,395
418,272	Pool #MC0270, 4.50%, 3/1/40	444,529
803,198	Pool #MC0325, 4.50%, 7/1/40	856,630
75,463	Pool #MC0422, 4.00%, 2/1/41	78,886
103,532	Pool #MC0426, 4.50%, 1/1/41	109,707
971,570	Pool #MC0584, 4.00%, 1/1/42	1,013,506
888,977	Pool #MC0585, 4.00%, 1/1/42	927,349
828,705	Pool #MC0637, 3.00%, 10/1/42	811,484
72,514	Pool #MC3344, 5.00%, 12/1/38	79,162

		355,417,624

Freddie Mac — 11.79%
97,728	Pool #A10124, 5.00%, 6/1/33	105,123
248,376	Pool #A10548, 5.00%, 6/1/33	267,092
684,032	Pool #A12237, 5.00%, 8/1/33	735,361
406,386	Pool #A12969, 4.50%, 8/1/33	429,547
199,592	Pool #A12985, 5.00%, 8/1/33	214,631
111,218	Pool #A12986, 5.00%, 8/1/33	119,703
46,948	Pool #A14028, 4.50%, 9/1/33	49,623
649,894	Pool #A14325, 5.00%, 9/1/33	698,662
163,419	Pool #A15268, 6.00%, 10/1/33	180,899
670,863	Pool #A15579, 5.50%, 11/1/33	727,991
449,060	Pool #A17393, 5.50%, 12/1/33	486,880
317,672	Pool #A17397, 5.50%, 1/1/34	344,426
344,397	Pool #A18617, 5.50%, 1/1/34	373,725
321,384	Pool #A19019, 5.50%, 2/1/34	348,450
245,196	Pool #A20069, 5.00%, 3/1/34	263,596
879,067	Pool #A20070, 5.50%, 3/1/34	953,101
742,212	Pool #A20540, 5.50%, 4/1/34	804,024
138,084	Pool #A20541, 5.50%, 4/1/34	149,714
139,628	Pool #A21679, 5.50%, 4/1/34	151,387
295,559	Pool #A21681, 5.00%, 4/1/34	317,184
479,494	Pool #A23192, 5.00%, 5/1/34	514,576
1,028,781	Pool #A25310, 5.00%, 6/1/34	1,104,051
312,321	Pool #A25311, 5.00%, 6/1/34	335,366
341,039	Pool #A25600, 5.50%, 8/1/34	369,441
83,301	Pool #A26270, 6.00%, 8/1/34	91,263
49,022	Pool #A26386, 6.00%, 9/1/34	53,789
320,988	Pool #A26395, 6.00%, 9/1/34	351,508
199,587	Pool #A26396, 5.50%, 9/1/34	216,209
587,728	Pool #A28241, 5.50%, 10/1/34	635,757

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 46,848	Pool #A30055, 5.00%, 11/1/34	$50,525
426,877	Pool #A30591, 6.00%, 12/1/34	467,621
494,718	Pool #A31135, 5.50%, 12/1/34	535,146
275,676	Pool #A32976, 5.50%, 8/1/35	296,567
556,910	Pool #A33167, 5.00%, 1/1/35	597,655
1,043,094	Pool #A34999, 5.50%, 4/1/35	1,127,031
411,211	Pool #A35628, 5.50%, 6/1/35	444,301
476,526	Pool #A37185, 5.00%, 9/1/35	510,199
595,689	Pool #A38830, 5.00%, 5/1/35	638,899
120,098	Pool #A39561, 5.50%, 11/1/35	129,312
566,569	Pool #A40538, 5.00%, 12/1/35	606,605
327,063	Pool #A42095, 5.50%, 1/1/36	351,848
644,236	Pool #A42097, 5.00%, 1/1/36	690,767
277,252	Pool #A42098, 5.50%, 1/1/36	298,263
112,701	Pool #A42099, 6.00%, 1/1/36	122,563
61,688	Pool #A42802, 5.00%, 2/1/36	66,221
627,830	Pool #A42803, 5.50%, 2/1/36	675,408
270,166	Pool #A42804, 6.00%, 2/1/36	293,806
375,771	Pool #A42805, 6.00%, 2/1/36	408,651
161,057	Pool #A44638, 6.00%, 4/1/36	175,602
266,176	Pool #A44639, 5.50%, 3/1/36	286,347
687,058	Pool #A45396, 5.00%, 6/1/35	736,038
375,732	Pool #A46321, 5.50%, 7/1/35	405,967
295,552	Pool #A46735, 5.00%, 8/1/35	316,437
444,987	Pool #A46746, 5.50%, 8/1/35	478,709
141,014	Pool #A46747, 5.50%, 8/1/35	151,700
204,042	Pool #A46748, 5.50%, 8/1/35	219,537
102,513	Pool #A46996, 5.50%, 9/1/35	110,298
522,269	Pool #A46997, 5.50%, 9/1/35	561,847
691,631	Pool #A47552, 5.00%, 11/1/35	740,504
469,670	Pool #A47553, 5.00%, 11/1/35	503,739
339,461	Pool #A47554, 5.50%, 11/1/35	365,186
115,598	Pool #A48788, 5.50%, 5/1/36	124,376
448,521	Pool #A48789, 6.00%, 5/1/36	487,486
92,433	Pool #A49013, 6.00%, 5/1/36	100,781
333,186	Pool #A49526, 6.00%, 5/1/36	362,132
230,490	Pool #A49843, 6.00%, 6/1/36	251,594
498,602	Pool #A49844, 6.00%, 6/1/36	541,918
33,182	Pool #A49845, 6.50%, 6/1/36	36,868
405,254	Pool #A50128, 6.00%, 6/1/36	440,713
313,857	Pool #A59530, 5.50%, 4/1/37	337,642
311,650	Pool #A59964, 5.50%, 4/1/37	335,754
198,887	Pool #A61754, 5.50%, 5/1/37	214,270
97,065	Pool #A61779, 5.50%, 5/1/37	104,663
401,411	Pool #A61915, 5.50%, 6/1/37	431,830
567,634	Pool #A61916, 6.00%, 6/1/37	615,529
773,219	Pool #A63456, 5.50%, 6/1/37	837,614
744,597	Pool #A64012, 5.50%, 7/1/37	801,024

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 381,586	Pool #A64015, 6.00%, 7/1/37	$413,782
37,547	Pool #A64450, 6.00%, 8/1/37	41,161
93,375	Pool #A65713, 6.00%, 9/1/37	102,129
530,631	Pool #A66061, 5.50%, 8/1/37	571,175
417,401	Pool #A66116, 6.00%, 9/1/37	452,619
485,795	Pool #A66122, 6.00%, 8/1/37	526,784
328,928	Pool #A66133, 6.00%, 6/1/37	357,092
941,153	Pool #A66156, 6.50%, 9/1/37	1,049,533
236,495	Pool #A67630, 6.00%, 11/1/37	257,632
227,925	Pool #A68766, 6.00%, 10/1/37	248,010
253,441	Pool #A70292, 5.50%, 7/1/37	272,647
114,453	Pool #A73816, 6.00%, 3/1/38	124,182
475,579	Pool #A75113, 5.00%, 3/1/38	509,779
184,526	Pool #A76187, 5.00%, 4/1/38	198,776
466,640	Pool #A78354, 5.50%, 11/1/37	502,002
115,564	Pool #A79561, 5.50%, 7/1/38	124,647
861,498	Pool #A91887, 5.00%, 4/1/40	930,990
443,416	Pool #A92388, 4.50%, 5/1/40	471,597
828,949	Pool #A93962, 4.50%, 9/1/40	882,668
916,493	Pool #A95573, 4.00%, 12/1/40	956,052
970,821	Pool #A96339, 4.00%, 12/1/40	1,012,726
849,011	Pool #A97099, 4.00%, 1/1/41	887,515
1,003,920	Pool #A97715, 4.00%, 3/1/41	1,049,449
576,454	Pool #A97716, 4.50%, 3/1/41	612,550
83,649	Pool #B31082, 6.00%, 3/1/31	92,286
106,656	Pool #B31128, 6.00%, 9/1/31	117,695
45,528	Pool #B31140, 6.50%, 10/1/31	50,746
72,633	Pool #B31150, 6.50%, 11/1/31	81,338
144,215	Pool #B31188, 6.00%, 1/1/32	159,043
26,762	Pool #B31206, 6.00%, 3/1/32	29,530
25,101	Pool #B31292, 6.00%, 9/1/32	27,700
77,303	Pool #B31493, 5.00%, 2/1/34	81,921
240,254	Pool #B31516, 5.00%, 4/1/34	254,629
63,997	Pool #B31532, 5.00%, 5/1/34	67,836
95,493	Pool #B31546, 5.50%, 5/1/34	102,046
177,272	Pool #B31547, 5.50%, 5/1/34	189,454
117,959	Pool #B31550, 5.00%, 6/1/34	124,973
186,774	Pool #B31551, 5.50%, 6/1/34	199,622
67,742	Pool #B31587, 5.00%, 11/1/34	71,700
129,491	Pool #B31588, 5.50%, 11/1/34	138,347
135,949	Pool #B31642, 5.50%, 5/1/35	145,136
39,299	Pool #B50443, 5.00%, 11/1/18	42,132
89,179	Pool #B50450, 4.50%, 1/1/19	95,170
68,543	Pool #B50451, 5.00%, 1/1/19	73,433
11,437	Pool #B50470, 4.50%, 4/1/19	12,227
132,989	Pool #B50496, 5.50%, 9/1/19	145,002
182,121	Pool #B50499, 5.00%, 11/1/19	195,727
43,472	Pool #B50500, 5.50%, 10/1/19	47,398

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 66,190	Pool #B50501, 4.50%, 11/1/19	$70,808
95,948	Pool #B50504, 5.50%, 11/1/19	104,320
275,373	Pool #B50506, 5.00%, 11/1/19	298,627
81,733	Pool #C35457, 7.50%, 1/1/30	94,343
46,989	Pool #C37233, 7.50%, 2/1/30	54,661
83,369	Pool #C48137, 7.00%, 1/1/31	97,505
35,056	Pool #C48138, 7.00%, 2/1/31	40,874
305,298	Pool #C51686, 6.50%, 5/1/31	347,938
180,203	Pool #C53210, 6.50%, 6/1/31	205,801
61,071	Pool #C53914, 6.50%, 6/1/31	69,777
96,304	Pool #C60020, 6.50%, 11/1/31	110,451
62,264	Pool #C60804, 6.00%, 11/1/31	68,995
62,526	Pool #C65616, 6.50%, 3/1/32	71,524
58,190	Pool #C68324, 6.50%, 6/1/32	66,656
332,377	Pool #C73273, 6.00%, 11/1/32	368,458
190,541	Pool #C73525, 6.00%, 11/1/32	211,605
197,816	Pool #C74672, 5.50%, 11/1/32	214,804
401,978	Pool #C77844, 5.50%, 3/1/33	436,678
156,027	Pool #C77845, 5.50%, 3/1/33	169,558
389,545	Pool #C78252, 5.50%, 3/1/33	422,782
103,172	Pool #C78380, 5.50%, 3/1/33	112,038
82,444	Pool #C79178, 5.50%, 4/1/33	89,595
207,431	Pool #J00980, 5.00%, 1/1/21	220,923
139,643	Pool #J05466, 5.50%, 6/1/22	149,129
1,195,257	Pool #J21142, 2.50%, 11/1/27	1,202,961
1,092,718	Pool #J23532, 2.50%, 5/1/28	1,099,761
643,692	Pool #N31468, 6.00%, 11/1/37	687,946
818,781	Pool #Q00462, 4.00%, 3/1/41	855,658
962,555	Pool #Q00465, 4.50%, 4/1/41	1,016,510
938,335	Pool #Q05867, 3.50%, 12/1/41	951,933
1,030,294	Pool #Q06239, 3.50%, 1/1/42	1,045,225
1,017,401	Pool #Q06406, 4.00%, 2/1/42	1,059,727
1,650,888	Pool #Q13349, 3.00%, 11/1/42	1,612,518
1,441,986	Pool #Q17662, 3.00%, 4/1/43	1,408,471
1,871,200	Pool #Q18754, 3.00%, 6/1/43	1,827,710
1,324,211	Pool #Q18772, 3.00%, 6/1/43	1,293,433

		64,040,863

Ginnie Mae — 26.33%
413,837	Pool #409117, 5.50%, 6/20/38	454,816
440,260	Pool #487643, 5.00%, 2/15/39	474,930
451,482	Pool #588448, 6.25%, 9/15/32	452,031
866,349	Pool #616936, 5.50%, 1/15/36	952,781
509,821	Pool #617904, 5.75%, 9/15/23	509,501
2,970,996	Pool #618363, 4.00%, 9/20/41	3,125,465
538,137	Pool #624106, 5.13%, 3/15/34	541,712
1,336,936	Pool #654705, 4.00%, 9/20/41	1,406,446
440,912	Pool #664269, 5.85%, 6/15/38	462,168

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 744,343	Pool #675509, 5.50%, 6/15/38	$814,881
519,990	Pool #697672, 5.50%, 12/15/38	566,342
305,733	Pool #697814, 5.00%, 2/15/39	330,956
636,990	Pool #697885, 4.50%, 3/15/39	677,150
358,270	Pool #698112, 4.50%, 5/15/39	382,537
1,538,525	Pool #698113, 4.50%, 5/15/39	1,642,737
565,622	Pool #699294, 5.63%, 9/20/38	621,483
3,493,006	Pool #713519, 6.00%, 7/15/39	3,875,109
840,023	Pool #714561, 4.50%, 6/15/39	896,922
785,051	Pool #716822, 4.50%, 4/15/39	836,509
801,293	Pool #716823, 4.50%, 4/15/39	855,568
831,512	Pool #717132, 4.50%, 5/15/39	888,093
1,147,569	Pool #717133, 4.50%, 5/15/39	1,219,919
1,199,335	Pool #720080, 4.50%, 6/15/39	1,289,988
1,096,936	Pool #720521, 5.00%, 8/15/39	1,187,433
2,237,421	Pool #726550, 5.00%, 9/15/39	2,422,009
1,477,893	Pool #729018, 4.50%, 2/15/40	1,576,611
729,141	Pool #729019, 5.00%, 2/15/40	789,296
865,173	Pool #729346, 4.50%, 7/15/41	927,830
1,421,174	Pool #737574, 4.00%, 11/15/40	1,493,065
970,165	Pool #738844, 3.50%, 10/15/41	997,337
881,899	Pool #738845, 3.50%, 10/15/41	906,599
2,032,437	Pool #738862, 4.00%, 10/15/41	2,135,250
625,648	Pool #747241, 5.00%, 9/20/40	682,420
1,320,155	Pool #748654, 3.50%, 9/15/40	1,357,130
983,547	Pool #748846, 4.50%, 9/20/40	1,056,353
1,061,550	Pool #757016, 3.50%, 11/15/40	1,091,282
1,048,870	Pool #757017, 4.00%, 12/15/40	1,104,222
713,944	Pool #762877, 4.00%, 4/15/41	752,737
600,139	Pool #763564, 4.50%, 5/15/41	643,602
1,167,341	Pool #770391, 4.50%, 6/15/41	1,251,882
1,407,146	Pool #770481, 4.00%, 8/15/41	1,478,327
1,044,154	Pool #770482, 4.50%, 8/15/41	1,109,985
1,741,547	Pool #770517, 4.00%, 8/15/41	1,829,645
1,126,922	Pool #770529, 4.00%, 8/15/41	1,183,929
2,017,913	Pool #770537, 4.00%, 8/15/41	2,119,991
899,645	Pool #770738, 4.50%, 6/20/41	965,994
1,787,876	Pool #779592, 4.00%, 11/20/41	1,880,832
1,333,994	Pool #779593, 4.00%, 11/20/41	1,403,351
3,529,037	Pool #791406, 3.50%, 6/15/37	3,600,688
1,155,456	Pool #AA5831, 3.00%, 11/15/42	1,145,301
1,096,256	Pool #AA6312, 3.00%, 4/15/43	1,086,621
1,468,203	Pool #AA6424, 3.00%, 5/15/43	1,455,299
2,436,038	Pool #AB2733, 3.50%, 8/15/42	2,504,266
1,265,584	Pool #AB2744, 3.00%, 8/15/42	1,254,461
2,761,858	Pool #AB2745, 3.00%, 8/15/42	2,737,584
2,869,294	Pool #AB2841, 3.00%, 9/15/42	2,844,076
992,149	Pool #AB2842, 3.00%, 9/15/42	983,429

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 1,599,565	Pool #AB2843, 3.00%, 9/15/42	$1,585,506
921,973	Pool #AB2852, 3.50%, 9/15/42	947,796
1,502,464	Pool #AB9083, 3.00%, 9/15/42	1,489,259
5,934,035	Pool #AC9541, 2.12%, 2/15/48	5,946,314
1,131,658	Pool #AE6946, 3.00%, 6/15/43	1,121,712
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	634,459
2,954,592	Series 2012-107, Class A, 1.15%, 1/16/45	2,842,814
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53(b)	1,485,653
6,906,330	Series 2012-114, Class A, 2.10%, 1/16/53(a)	6,950,350
2,217,720	Series 2012-115, Class A, 2.13%, 4/16/45	2,248,767
3,953,244	Series 2012-120, Class A, 1.90%, 2/16/53	3,919,964
1,879,707	Series 2012-131, Class A, 1.90%, 2/16/53	1,874,151
984,525	Series 2012-144 Class AD, 1.77%, 1/16/53(b)	959,347
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,939,321
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	2,909,722
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,551,642
2,495,543	Series 2012-53, Class AC, 2.38%, 12/16/43	2,538,058
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,640,776
1,466,649	Series 2012-70, Class A, 1.73%, 5/16/42	1,481,325
3,813,760	Series 2012-72, Class A, 1.71%, 5/16/42	3,846,422
4,409,284	Series 2012-78, Class A, 1.68%, 3/16/44	4,408,764
995,782	Series 2013-17, Class A, 1.13%, 1/16/49	982,179
992,297	Series 2013-29, Class AB, 1.77%, 10/16/45	987,744
990,872	Series 2013-33, Class A, 1.06%, 7/16/38	988,833
2,989,988	Series 2013-63, Class AB, 1.38%, 5/1/32(b)	2,935,196
1,600,000	Series 2013-74, Class AC, 2.10%, 12/16/46(a)	1,586,085

		143,039,040

Total U.S. Government Agency Backed Mortgages		562,497,527

(Cost $550,362,037)
U.S. Government Agency Obligations — 8.83%
Small Business Administration — 8.24%
2,537,943	0.38%, 12/25/37(a)	2,472,163
1,809,652	0.38%, 11/7/36(b)	1,816,691
292,583	0.38%, 3/5/37(b)	293,732
3,748,697	0.53%, 3/25/21(a)	3,718,671
266,382	0.53%, 4/30/35(b)	266,798
146,320	0.53%, 10/14/20(b)	146,557
1,127,999	0.55%, 9/25/30(a)	1,114,417
225,287	0.55%, 4/25/28(a)	222,800
184,546	0.55%, 3/25/29(a)	182,436
377,245	0.60%, 11/25/29(a)	373,823
237,220	0.60%, 3/25/28(a)	235,194
1,025,582	0.63%, 3/19/32(b)	1,028,710
158,325	0.63%, 6/25/18(a)	157,730
33,114	0.65%, 3/25/14(a)	33,067
410,323	0.66%, 6/8/32(b)	412,046

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 180,342	0.66%, 3/8/26(b)	$181,247
217,478	0.70%, 3/30/20(b)	218,241
168,383	0.70%, 2/17/20(b)	168,969
70,213	0.70%, 2/13/20(b)	70,459
570,863	0.75%, 11/29/32(b)	574,534
1,225,251	0.80%, 3/27/33(b)	1,234,501
233,535	0.80%, 2/21/33(b)	235,335
162,418	0.80%, 8/8/32(b)	163,844
4,642,214	0.88%, 5/25/37(a)	4,675,413
1,259,394	0.88%, 8/1/32(b)	1,274,431
697,381	0.88%, 1/26/32(b)	706,272
149,270	0.88%, 12/1/19(b)	150,287
14,508	0.88%, 6/4/14(b)	14,513
805,157	0.90%, 3/14/18(b)	808,973
134,563	0.91%, 4/16/20(b)	135,500
2,193,269	1.00%, 5/25/22(a)	2,205,730
69,616	1.13%, 7/30/17(a)(b)	70,052
959,022	1.14%, 11/4/34(b)	977,329
11,401,896	1.26%, 7/18/30*(b)	291,204
12,822,851	1.45%, 3/25/36(a)	13,351,396
260,384	2.00%, 6/20/14(b)	260,754
300,685	3.13%, 10/25/15(a)	307,157
455,697	3.38%, 10/25/15(a)	461,792
139,258	3.38%, 5/25/16(a)	141,674
265,324	3.58%, 12/25/15(a)	269,442
214,555	3.83%, 7/23/16(b)	221,230
152,018	3.83%, 4/2/17(b)	158,413
44,300	4.13%, 7/18/17(b)	46,454
26,879	4.33%, 10/1/16(b)	27,447
48,810	5.70%, 7/30/17(b)	49,922
160,898	6.00%, 3/9/22(b)	165,370
510,816	6.03%, 10/31/32(b)	529,180
156,124	6.25%, 8/30/27(b)	161,779
515,020	6.35%, 8/13/26(b)	536,120
930,228	6.45%, 2/19/32(b)	969,735
49,113	6.69%, 5/28/24(b)	51,647
135,438	7.33%, 6/29/16(b)	141,618
87,613	7.33%, 2/23/16(b)	91,344
23,539	7.38%, 1/1/15(b)	24,221
141,273	7.83%, 9/28/16(b)	150,260

		44,748,624

United States Department of Agriculture — 0.59%
124,075	1.13%, 5/31/14(b)	126,172
285,232	5.38%, 10/26/22(b)	292,517
174,843	5.59%, 1/20/38(b)	179,772
211,350	5.73%, 4/20/37(b)	217,828
725,034	5.75%, 1/20/33(b)	748,155

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 123,001	6.01%, 11/8/32(b)	$127,311
163,459	6.05%, 1/5/26(b)	169,443
494,535	6.07%, 4/20/37(b)	513,752
137,241	6.08%, 7/1/32(b)	142,256
194,271	6.10%, 8/25/37(b)	201,760
5,555	6.12%, 4/20/37(b)	5,887
254,266	6.22%, 1/20/37(b)	265,055
221,817	6.38%, 2/16/37(b)	231,865

		3,221,773

Total U.S. Government Agency Obligations		47,970,397

(Cost $48,655,786)

Promissory Notes — 1.81%
9,165,882	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(b)(c)	9,830,042

Total Promissory Notes		9,830,042

(Cost $9,165,882)

Shares
Investment Company — 1.08%
5,852,690	JPMorgan Prime Money Market Fund	$5,852,690

Total Investment Company		5,852,690

(Cost $5,852,690)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2013 (Unaudited)

Value

Total Investments	$639,496,993
(Cost $626,845,547)(d) — 117.74%

Liabilities in excess of other assets — (17.74)%	(96,340,141)

NET ASSETS — 100.00%	$543,156,852

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $9,830,042 or 1.81% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2013 Carrying Value Per Unit
$9,165,882	Massachusetts Housing Investment Corp.	03/29/2005	$9,165,882	$1.07

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FHA - Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 8.82%
Cayman Islands — 0.45%
$ 500,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28	$490,000
460,000	Dubai DOF Sukuk Ltd., 3.88%, 1/30/23	416,300

		906,300

Indonesia — 0.71%
730,000	Pertamina Persero PT, 4.88%, 5/3/22	700,757
810,000	Pertamina Persero PT, 6.00%, 5/3/42	744,598

		1,445,355

Ireland — 0.34%
750,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	693,750

Luxembourg — 1.59%
3,360,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	3,217,200

Mexico — 1.42%
2,104,000	Petroleos Mexicanos, 3.50%, 1/30/23	1,934,500
1,050,000	Petroleos Mexicanos, 5.50%, 6/27/44	930,475

		2,864,975

Netherlands — 2.66%
3,840,000	Petrobras Global Finance BV, 4.38%, 5/20/23	3,520,451
2,160,000	Petrobras Global Finance BV, 5.63%, 5/20/43	1,858,847

		5,379,298

United States — 0.37%
8,514,000,000(a)	JPMorgan Chase Bank, N.A., 6.13%, 5/17/28	746,401

Venezuela — 1.28%
3,100,000	Petroleos de Venezuela SA, 9.00%, 11/17/21	2,597,607

Total Corporate Bonds		17,850,886

(Cost $19,677,300)

Foreign Government Bonds — 62.78%
Brazil — 4.44%
11,500,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	5,297,107
4,255,000	Brazilian Government International Bond, 2.63%, 1/5/23	3,683,396

		8,980,503

Chile — 1.44%
710,000,000(b)	Chile Government International Bond, 6.00%, 1/1/20	1,449,124
710,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	1,464,776

		2,913,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Columbia — 2.20%
$ 690,000	Colombia Government International Bond, 4.38%, 7/12/21	$717,185
2,310,000	Colombia Government International Bond, 7.38%, 3/18/19	2,800,204
247,000,000(b)	Colombia Government International Bond, 7.75%, 4/14/21	142,568
1,335,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	796,866

		4,456,823

Costa Rica — 0.41%
900,000	Costa Rica Government International Bond, 4.25%, 1/26/23	825,835

Cote D’Ivoire (Ivory Coast) — 0.61%
1,537,000	Ivory Coast Government International Bond, 7.10%, 12/31/32(c)	1,229,600

Croatia (Hrvatska) — 0.70%
1,471,000	Croatia Government International Bond, 5.50%, 4/4/23	1,421,107

Dominican Republic — 1.16%
927,000	Dominican Republic International Bond, 5.88%, 4/18/24	882,161
309,000	Dominican Republic International Bond, 5.88%, 4/18/24(d)	294,054
1,100,000	Dominican Republic International Bond, 7.50%, 5/6/21	1,179,108

		2,355,323

El Salvador — 0.19%
251,000	El Salvador Government International Bond, 7.38%, 12/1/19	276,727
111,000	El Salvador Government International Bond, 7.65%, 6/15/35	108,503

		385,230

Guatemala — 0.70%
1,325,000	Guatemala Government Bond, 4.88%, 2/13/28	1,196,054
220,000	Guatemala Government Bond, 5.75%, 6/6/22	222,315

		1,418,369

Hungary — 4.22%
121,210,000(b)	Hungary Government Bond, 5.50%, 12/22/16	541,518
5,430,000(b)	Hungary Government Bond, 5.50%, 12/20/18	24,014
18,910,000(b)	Hungary Government Bond, 6.50%, 6/24/19	87,277
322,280,000(b)	Hungary Government Bond, 6.75%, 8/22/14	1,459,970
187,920,000(b)	Hungary Government Bond, 6.75%, 11/24/17	877,806
104,460,000(b)	Hungary Government Bond, 7.00%, 6/24/22	486,538
6,050,000(b)	Hungary Government Bond, 7.50%, 11/12/20	29,344
100,400,000(b)	Hungary Government Bond, 7.75%, 8/24/15	469,415
79,000,000(b)	Hungary Government Bond, 8.00%, 2/12/15	366,958
1,240,000	Hungary Government International Bond, 4.13%, 2/19/18	1,205,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 1,186,000	Hungary Government International Bond, 5.38%, 2/21/23	$1,132,630
1,794,000	Hungary Government International Bond, 7.63%, 3/29/41	1,865,760

		8,547,130

Indonesia — 4.83%
3,470,000	Indonesia Government International Bond, 3.38%, 4/15/23	3,103,727
848,000	Indonesia Government International Bond, 3.75%, 4/25/22	794,245
1,560,000	Indonesia Government International Bond, 4.63%, 4/15/43	1,353,062
2,310,000	Indonesia Government International Bond, 11.63%, 3/4/19	3,120,359
242,000,000(b)	Indonesia Treasury Bond, 6.13%, 5/15/28	21,123
14,000,000,000(b)	Indonesia Treasury Bond, 7.00%, 5/15/22	1,391,537

		9,784,053

Israel — 0.88%
1,905,000	Israel Government International Bond, 3.15%, 6/30/23	1,786,753

Lithuania — 0.77%
1,400,000	Lithuania Government International Bond, 6.13%, 3/9/21	1,554,867

Malaysia — 3.56%
3,970,000(b)	Malaysia Government Bond, 3.26%, 3/1/18	1,240,193
4,390,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,359,309
8,970,000(b)	Malaysia Government Bond, 3.49%, 3/31/20	2,827,701
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	82,265
823,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	254,363
1,390,000(b)	Malaysia Government Bond, 3.89%, 3/15/27	440,823
1,005,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	326,518
2,000,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	660,864
50,000(b)	Malaysia Government Bond, 5.09%, 4/30/14	16,077

		7,208,113

Mexico — 7.00%
26,700,000(b)	Mexican Bonos, 6.25%, 6/16/16	2,157,551
3,230,000(b)	Mexican Bonos, 6.50%, 6/10/21	260,019
8,240,000(b)	Mexican Bonos, 6.50%, 6/9/22	661,502
9,050,000(b)	Mexican Bonos, 7.50%, 6/3/27	771,816
9,500,000(b)	Mexican Bonos, 7.75%, 12/14/17	805,148
22,000,000(b)	Mexican Bonos, 8.00%, 12/7/23	1,956,398
8,130,000(b)	Mexican Bonos, 8.50%, 5/31/29	740,922
9,800,000(b)	Mexican Bonos, 8.50%, 11/18/38	873,075
360,000(b)	Mexican Bonos, 10.00%, 11/20/36	36,674
490,000	Mexico Government International Bond, 3.63%, 3/15/22	481,387
1,750,000	Mexico Government International Bond, 5.13%, 1/15/20	1,917,176
850,000	Mexico Government International Bond, 5.75%, 10/12/10	790,500
2,506,000	Mexico Government International Bond, 6.05%, 1/11/40	2,710,882

		14,163,050

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Nigeria — 0.49%
63,368,000(b)	Nigeria Government Bond, 15.10%, 4/27/17	$405,090
32,280,000(b)	Nigeria Government Bond, 16.00%, 6/29/19	213,277
53,221,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	363,601

		981,968

Panama — 0.38%
$ 970,000	Panama Government International Bond, 4.30%, 4/29/53	766,673

Peru — 0.21%
1,013,000(b)	Peruvian Government International Bond, 7.84%, 8/12/20	418,763

Philippines — 1.48%
10,000,000(b)	Philippine Government International Bond, 3.90%, 11/26/22	230,998
800,000	Philippine Government International Bond, 6.38%, 1/15/32	932,533
280,000	Philippine Government International Bond, 6.38%, 10/23/34	334,830
1,132,000	Philippine Government International Bond, 7.75%, 1/14/31	1,487,797

		2,986,158

Poland — 7.17%
4,330,000(b)	Poland Government Bond, 2.50%, 7/25/18	1,229,345
9,402,000(b)	Poland Government Bond, 3.75%, 4/25/18	2,834,622
12,498,000(b)	Poland Government Bond, 4.00%, 10/25/23	3,663,920
190,000(b)	Poland Government Bond, 4.75%, 10/25/16	59,529
7,500,000(b)	Poland Government Bond, 4.75%, 4/25/17	2,354,855
1,614,000(b)	Poland Government Bond, 5.00%, 4/25/16	507,562
890,000(b)	Poland Government Bond, 5.25%, 10/25/17	285,041
440,000(b)	Poland Government Bond, 5.50%, 4/25/15	138,091
5,422,000(b)	Poland Government Bond, 5.75%, 10/25/21	1,802,752
4,902,000(b)	Poland Government Bond, 5.75%, 9/23/22	1,628,310

		14,504,027

Romania — 0.31%
2,170,000(b)	Romania Government Bond, 5.90%, 7/26/17	633,571

Russia — 4.26%
32,440,000(b)	Russian Federal Bond - OFZ, 6.80%, 12/11/19	979,047
40,850,000(b)	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,207,975
680,000(b)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	19,326
37,269,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	1,162,080
60,640,000(b)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	1,908,885
14,978,000(b)	Russian Federal Bond - OFZ, 7.60%, 7/20/22	460,766
12,057,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	379,695
2,134,964	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30(c)	2,503,246

		8,621,020

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Slovenia — 0.38%
700,000(e)	Slovenia Government Bond, 4.63%, 9/9/24	$768,906

South Africa — 3.17%
4,770,000(b)	South Africa Government Bond, 6.25%, 3/31/36	371,341
5,029,900(b)	South Africa Government Bond, 6.75%, 3/31/21	490,043
420,000(b)	South Africa Government Bond, 7.00%, 2/28/31	37,282
9,390,000(b)	South Africa Government Bond, 8.00%, 12/21/18	989,524
36,823,693(b)	South Africa Government Bond, 10.50%, 12/21/26	4,529,842
2,684(b)	South Africa Government Bond, 13.50%, 9/15/15	312

		6,418,344

Sri Lanka — 0.66%
$ 1,444,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	1,343,271

Tanzania — 0.87%
1,740,000	Tanzania Government International Bond, 6.45%, 3/8/20(f)	1,757,400

Thailand — 1.63%
4,500,000(b)	Thailand Government Bond, 1.20%, 7/14/21(g)	147,677
7,600,000(b)	Thailand Government Bond, 1.25%, 3/12/28(g)	237,077
14,430,000(b)	Thailand Government Bond, 3.13%, 12/11/15	467,565
12,028,000(b)	Thailand Government Bond, 3.45%, 3/8/19	384,923
30,691,000(b)	Thailand Government Bond, 3.63%, 6/16/23	970,449
28,210,000(b)	Thailand Government Bond, 3.65%, 12/17/21	904,358
5,495,000(b)	Thailand Government Bond, 3.88%, 6/13/19	180,189
41,000(b)	Thailand Government Bond, 5.25%, 5/12/14	1,351

		3,293,589

Turkey — 7.13%
5,769,667(b)	Turkey Government Bond, 7.10%, 3/8/23	2,690,461
3,230,000(b)	Turkey Government Bond, 8.50%, 9/14/22	1,687,263
3,290,000(b)	Turkey Government Bond, 9.00%, 3/8/17	1,747,674
2,658,960(b)	Turkey Government Bond, 9.50%, 1/12/22	1,453,709
1,755,000	Turkey Government International Bond, 6.88%, 3/17/36	1,964,887
920,000	Turkey Government International Bond, 7.38%, 2/5/25	1,096,400
3,298,000	Turkey Government International Bond, 7.50%, 7/14/17	3,793,385

		14,433,779

Ukraine — 1.15%
1,084,000	Ukraine Government International Bond, 7.50%, 4/17/23	948,500
1,376,000	Ukraine Government International Bond, 9.25%, 7/24/17	1,369,120

		2,317,620

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
United Arab Emirates — 0.13%
$ 320,000	Emirate of Dubai Government International Bonds, 5.25%, 1/30/43	$270,400
Venezuela — 0.25%
599,000	Venezuela Government International Bond, 9.25%, 9/15/27	506,155

Total Foreign Government Bonds		127,052,300

(Cost $136,374,575)

Shares
Investment Company — 25.96%
52,534,925	JPMorgan 100% US Treasury Securities Money Market Fund	$52,534,925

Total Investment Company		52,534,925

(Cost $52,534,925)

Total Investments		$197,438,111
(Cost $208,586,800)(h) — 97.56%

Other assets in excess of liabilities — 2.44%		4,946,095

NET ASSETS — 100.00%		$202,384,206

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Euros.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013.
(g)	Inflation protected security. Principal amount reflects original security face amount.
(h)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	273,073	ZAR	2,738,919	Citibank, N.A.	7/1/13	$ (3,879)
BRL	2,399,700	USD	1,140,000	Citibank, N.A.	7/2/13	(65,014)
BRL	3,273,964	USD	1,586,223	Citibank, N.A.	7/2/13	(119,595)
BRL	3,956,227	USD	1,916,127	Citibank, N.A.	7/2/13	(143,868)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	3,956,227	USD	1,918,450	Citibank, N.A.	7/2/13	$(146,191)
BRL	3,956,227	USD	1,918,543	Citibank, N.A.	7/2/13	(146,284)
BRL	3,956,227	USD	1,918,822	Citibank, N.A.	7/2/13	(146,563)
BRL	3,956,227	USD	1,919,474	Citibank, N.A.	7/2/13	(147,214)
BRL	3,956,227	USD	1,919,939	Citibank, N.A.	7/2/13	(147,680)
USD	2,717,465	BRL	5,970,271	Citibank, N.A.	7/2/13	42,981
USD	2,717,465	BRL	5,970,270	Citibank, N.A.	7/2/13	42,981
USD	2,713,760	BRL	5,970,271	Citibank, N.A.	7/2/13	39,275
USD	956,562	BRL	2,048,860	Citibank, N.A.	7/2/13	38,740
USD	2,712,527	BRL	5,970,271	Citibank, N.A.	7/2/13	38,042
USD	785,000	BRL	1,740,345	Citibank, N.A.	7/2/13	5,383
USD	785,000	BRL	1,740,738	Citibank, N.A.	7/2/13	5,207
USD	1,027,761	EUR	785,000	Citibank, N.A.	7/18/13	5,888
COP	4,141,953,420	USD	2,123,262	Citibank, N.A.	7/24/13	26,056
COP	4,141,953,420	USD	2,124,133	Citibank, N.A.	7/24/13	25,184
COP	2,753,163,970	USD	1,414,236	Citibank, N.A.	7/24/13	14,419
CZK	27,074,250	USD	1,350,000	Citibank, N.A.	7/24/13	4,837
HUF	99,968,000	USD	440,000	Citibank, N.A.	7/24/13	(33)
HUF	203,958,000	USD	900,000	Citibank, N.A.	7/24/13	(2,365)
HUF	94,673,100	USD	430,000	Citibank, N.A.	7/24/13	(13,337)
HUF	96,905,600	USD	440,000	Citibank, N.A.	7/24/13	(13,511)
IDR	23,666,315,274	USD	2,312,293	Citibank, N.A.	7/24/13	20,638
INR	26,279,124	USD	438,000	Citibank, N.A.	7/24/13	255
INR	52,533,720	USD	876,000	Citibank, N.A.	7/24/13	102
INR	52,524,960	USD	876,000	Citibank, N.A.	7/24/13	(44)
INR	155,249,227	USD	2,625,558	Citibank, N.A.	7/24/13	(36,476)
INR	215,056,954	USD	3,629,653	Citibank, N.A.	7/24/13	(43,162)
INR	215,056,954	USD	3,630,266	Citibank, N.A.	7/24/13	(43,774)
INR	215,056,954	USD	3,630,634	Citibank, N.A.	7/24/13	(44,142)
MXN	25,697,798	USD	1,922,748	Citibank, N.A.	7/24/13	55,766
MXN	25,697,799	USD	1,923,344	Citibank, N.A.	7/24/13	55,170
MXN	20,486,577	USD	1,532,967	Citibank, N.A.	7/24/13	44,326
MXN	12,108,600	USD	900,000	Citibank, N.A.	7/24/13	32,260
MXN	7,264,140	USD	539,924	Citibank, N.A.	7/24/13	19,353
MXN	7,773,581	USD	580,356	Citibank, N.A.	7/24/13	18,144
MXN	6,301,276	USD	474,083	Citibank, N.A.	7/24/13	11,062
MXN	6,515,544	USD	490,987	Citibank, N.A.	7/24/13	10,655
PHP	14,896,800	USD	345,313	Citibank, N.A.	7/24/13	682
PLN	2,075,257	USD	623,275	Citibank, N.A.	7/24/13	237
RUB	29,711,700	USD	900,000	Citibank, N.A.	7/24/13	(9)
RUB	6,700,081	USD	203,033	Citibank, N.A.	7/24/13	(82)
RUB	9,009,650	USD	273,237	Citibank, N.A.	7/24/13	(328)
RUB	9,362,458	USD	284,565	Citibank, N.A.	7/24/13	(968)
RUB	18,715,145	USD	568,124	Citibank, N.A.	7/24/13	(1,228)
RUB	14,933,837	USD	453,675	Citibank, N.A.	7/24/13	(1,317)
RUB	32,805,252	USD	1,013,744	Citibank, N.A.	7/24/13	(20,047)
THB	39,813,049	USD	1,294,607	Citibank, N.A.	7/24/13	(12,870)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
TRY	1,736,280	USD	900,000	Citibank, N.A.	7/24/13	$ (3,473)
TRY	3,354,868	USD	1,773,749	Citibank, N.A.	7/24/13	(41,465)
USD	1,673,869	PLN	5,335,289	Citibank, N.A.	7/24/13	70,879
USD	1,673,577	PLN	5,335,289	Citibank, N.A.	7/24/13	70,588
USD	1,673,449	PLN	5,335,289	Citibank, N.A.	7/24/13	70,459
USD	978,044	CZK	19,004,770	Citibank, N.A.	7/24/13	27,017
USD	2,071,467	ILS	7,505,650	Citibank, N.A.	7/24/13	9,314
USD	379,696	PLN	1,239,745	Citibank, N.A.	7/24/13	7,214
USD	1,529,910	RUB	50,309,575	Citibank, N.A.	7/24/13	5,994
USD	1,529,631	RUB	50,309,574	Citibank, N.A.	7/24/13	5,715
USD	1,032,458	HUF	233,366,539	Citibank, N.A.	7/24/13	5,395
USD	1,529,213	RUB	50,309,575	Citibank, N.A.	7/24/13	5,296
USD	1,032,298	HUF	233,366,539	Citibank, N.A.	7/24/13	5,235
USD	220,000	TRY	416,119	Citibank, N.A.	7/24/13	5,137
USD	1,643,169	RUB	54,084,917	Citibank, N.A.	7/24/13	4,894
USD	450,000	MXN	5,791,275	Citibank, N.A.	7/24/13	4,121
USD	173,800	PLN	571,333	Citibank, N.A.	7/24/13	2,143
USD	84,302	RON	283,464	Citibank, N.A.	7/24/13	1,912
USD	450,000	COP	864,495,000	Citibank, N.A.	7/24/13	1,401
USD	117,959	PEN	327,040	Citibank, N.A.	7/24/13	642
USD	785,000	INR	47,052,900	Citibank, N.A.	7/24/13	302
USD	16,256	MYR	51,333	Citibank, N.A.	7/24/13	128
USD	460,679	PLN	1,533,877	Citibank, N.A.	7/24/13	(175)
USD	894,918	TRY	1,733,546	Citibank, N.A.	7/24/13	(197)
USD	540,000	COP	1,041,282,000	Citibank, N.A.	7/24/13	(336)
USD	460,000	COP	887,340,000	Citibank, N.A.	7/24/13	(453)
USD	800,000	RUB	26,433,200	Citibank, N.A.	7/24/13	(683)
USD	1,283,383	TRY	2,488,095	Citibank, N.A.	7/24/13	(1,343)
USD	870,000	INR	52,356,600	Citibank, N.A.	7/24/13	(3,148)
USD	311,457	CLP	160,774,049	Citibank, N.A.	7/24/13	(3,497)
USD	900,000	MYR	2,875,950	Citibank, N.A.	7/24/13	(3,600)
USD	311,276	CLP	160,774,049	Citibank, N.A.	7/24/13	(3,678)
USD	870,000	INR	52,417,500	Citibank, N.A.	7/24/13	(4,163)
USD	1,278,044	TRY	2,488,095	Citibank, N.A.	7/24/13	(6,683)
USD	481,437	ZAR	4,845,037	Citibank, N.A.	7/24/13	(6,790)
USD	450,000	MXN	5,953,275	Citibank, N.A.	7/24/13	(8,352)
USD	900,000	MXN	11,917,350	Citibank, N.A.	7/24/13	(17,536)
ZAR	19,626,485	USD	1,965,085	Citibank, N.A.	7/24/13	12,644
ZAR	2,738,919	USD	272,158	Citibank, N.A.	7/24/13	3,838
ZAR	2,168,080	USD	217,166	Citibank, N.A.	7/24/13	1,308
CNY	12,924,298	USD	2,016,114	Citibank, N.A.	7/25/13	71,605
CNY	3,595,200	USD	560,000	Citibank, N.A.	7/25/13	20,749
CNY	9,159,310	USD	1,460,000	Citibank, N.A.	7/25/13	19,544
CNY	2,630,560	USD	410,000	Citibank, N.A.	7/25/13	14,926
USD	1,076,591	CNY	6,638,261	Citibank, N.A.	7/25/13	4,283
USD	1,074,848	CNY	6,638,261	Citibank, N.A.	7/25/13	2,540
USD	1,074,500	CNY	6,638,261	Citibank, N.A.	7/25/13	2,192

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	934,239	CNY	5,771,730	Citibank, N.A.	7/25/13	$ 1,906
USD	423,882	CNY	2,622,855	Citibank, N.A.	7/25/13	201
BRL	5,970,270	USD	2,695,503	Citibank, N.A.	8/2/13	(40,256)
BRL	5,970,271	USD	2,696,843	Citibank, N.A.	8/2/13	(41,595)
BRL	5,970,271	USD	2,700,014	Citibank, N.A.	8/2/13	(44,766)
BRL	5,970,271	USD	2,700,380	Citibank, N.A.	8/2/13	(45,133)
USD	5,300,000	BRL	11,735,790	Citibank, N.A.	8/2/13	80,567
CNY	9,916,830	USD	1,590,000	Citibank, N.A.	10/24/13	3,429
CNY	5,771,730	USD	930,474	Citibank, N.A.	10/24/13	(3,077)
CNY	6,638,261	USD	1,070,515	Citibank, N.A.	10/24/13	(3,884)
CNY	6,638,261	USD	1,070,687	Citibank, N.A.	10/24/13	(4,057)
CNY	6,638,261	USD	1,072,504	Citibank, N.A.	10/24/13	(5,873)
CNY	18,180,064	USD	2,930,000	Citibank, N.A.	10/24/13	(8,841)
USD	1,820,000	CNY	11,352,250	Citibank, N.A.	10/24/13	(4,071)

Total						$(505,945)

Interest rate swaps as of June 30, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
9.11%	BRL-CDI	BNP Paribas SA	1/2/17	BRL	6,354	$(174,518)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	7,090	(231,418)
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	3/30/14	INR	390,000	15,384
7.01%	INR-MIBOR-OIS-COMPOUND	Citigroup Global Markets, Inc.	6/17/18	INR	285,000	(9,512)
4.34%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100	3,996
4.35%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/9/15	MXN	44,660	(1,862)
5.28%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	5/5/23	MXN	12,360	(103,445)
5.28%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	12,220	(102,273)

Total						$(603,648)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Total return swaps as of June 30, 2013:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
10.00%	Brazil Notas Tesouro Nacional, Series F	Deutsche Bank AG	6/11/18	BRL	2,000	$946,052
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000	447,074
9.50%	Indonesia Treasury Bond	Citibank, N.A.	7/15/31	IDR	1,161,000	140,133
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000	100,554
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000	98,222
7.35%	Russian Federal Bond - OFZ	Citibank, N.A.	1/20/16	RUB	10,780	347,038

Total (Cost $2,159,871)						$2,079,073

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	63.23%
Energy	8.00%
Financials	0.37%
Other*	28.40%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.07%
Brazil — 5.90%
$ 78,000	Banco BMG SA, 9.15%, 1/15/16	$78,585
400,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	386,788
100,000	Cosan Overseas Ltd., 8.25%, 11/29/49	102,000
200,000	OI SA, 5.75%, 2/10/22	185,002
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	280,590

		1,032,965

British Virgin Islands — 6.28%
200,000	Bestgain Real Estate Ltd., 2.63%, 3/13/18	182,761
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	178,602
200,000	FPC Finance Ltd., 6.00%, 6/28/19	201,000
200,000	LS Finance 2022 Ltd., 4.25%, 10/16/22	181,040
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	203,416
150,560	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/18	152,442

		1,099,261

Cayman Islands — 14.16%
400,000	Country Garden Holdings Co. Ltd., 7.50%, 1/10/23	368,000
215,000	Greentown China Holdings Ltd., 8.50%, 2/4/18	212,850
190,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(a)	197,600
135,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(a)	140,400
200,000	Industrial Senior Trust, 5.50%, 11/1/22	185,412
200,000	Longfor Properties Co. Ltd., 6.75%, 1/29/23	179,600
200,000	MAF Global Securities Ltd., 5.25%, 7/5/19	204,686
200,000	MCE Finance Ltd., 5.00%, 2/15/21	186,000
400,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	389,802
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	220,000
200,000	Sunac China Holdings Ltd., 9.38%, 4/5/18	194,500

		2,478,850

Chile — 4.55%
200,000	AES Gener SA, 5.25%, 8/15/21	205,001
200,000	Cencosud SA, 4.88%, 1/20/23	194,263
200,000	Corpbanca SA, 3.13%, 1/15/18	191,000
200,000	E.CL SA, 5.63%, 1/15/21	206,000

		796,264

Columbia — 4.49%
400,000	Banco de Bogota SA, 5.38%, 2/19/23	390,944
87,000	Bancolombia SA, 5.13%, 9/11/22	83,360
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	311,664

		785,968

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Guernsey — 1.10%
$ 193,935	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/24	$191,996

Hong Kong — 2.18%
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/49(a)	203,000
200,000	CRCC Yuxiang Ltd., 3.50%, 5/16/23	178,600

		381,600

India — 2.77%
100,000	ICICI Bank Ltd., 5.75%, 11/16/20	101,520
200,000	ICICI Bank Ltd./Dubai, 4.70%, 2/21/18	199,947
200,000	ONGC Videsh Ltd., 2.50%, 5/7/18	184,061

		485,528

Indonesia — 0.98%
200,000	Pertamina Persero PT, 5.63%, 5/20/43	172,032

Ireland — 2.12%
200,000	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 2/19/18	186,500
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	185,300

		371,800

Israel — 2.39%
200,000	Israel Electric Corp. Ltd., 5.63%, 6/21/18	205,500
200,000	Israel Electric Corp. Ltd., 7.25%, 1/15/19	214,000

		419,500

Jersey Channel Island — 2.24%
200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	191,543
200,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	200,750

		392,293

Luxembourg — 6.72%
200,000	Altice Financing SA, 7.88%, 12/15/19	210,000
200,000	CSN Resources SA, 6.50%, 7/21/20	194,750
200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23	188,500
300,000	VTB Bank OJSC Via VTB Capital SA, 6.00%, 4/12/17	312,000
200,000(b)	Wind Acquisition Holdings Finance SA, 12.25% cash or payment-in-kind interest, 7/15/17(c)	272,043

		1,177,293

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Mexico — 4.22%
$2,060,000(d)	America Movil SAB de CV, 6.45%, 12/5/22	$151,330
500,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	540,000
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22	47,250

		738,580

Netherlands — 7.53%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	368,000
100,000	Indosat Palapa Co. BV, 7.38%, 7/29/20	107,000
200,000	Listrindo Capital BV, 6.95%, 2/21/19	207,000
200,000	OSX 3 Leasing BV, 9.25%, 3/20/15(e)	174,041
100,000	Petrobras Global Finance BV, 3.00%, 1/15/19	92,856
200,000	Petrobras Global Finance BV, 4.38%, 5/20/23	183,357
200,000	VimpelCom Holdings BV, 5.95%, 2/13/23	186,500

		1,318,754

Peru — 3.39%
83,000	Banco de Credito del Peru, 6.13%, 4/24/27(a)	84,038
136,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	145,520
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	182,500
200,000	Gas Natural de Lima y Callao SA, 4.38%, 4/1/23	181,000

		593,058

Philippines — 0.60%
100,000	Energy Development Corp., 6.50%, 1/20/21	105,500

Qatar — 1.39%
226,290	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	243,827

Singapore — 2.92%
300,000	Berau Capital Resources Pte Ltd., 12.50%, 7/8/15	317,250
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	194,446

		511,696

Spain — 1.24%
200,000	Cemex Espana Luxembourg, 9.88%, 4/30/19	216,804

Sweden — 1.29%
200,000	Eileme 2 AB, 11.63%, 1/31/20	226,000

Turkey — 5.33%
350,000(d)	Turkiye Garanti Bankasi AS, 7.38%, 3/7/18	164,366
200,000	Turkiye Halk Bankasi AS, 3.88%, 2/5/20	181,500
200,000	Turkiye Halk Bankasi AS, 4.88%, 7/19/17	202,000
200,000	Turkiye Is Bankasi, 6.00%, 10/24/22	195,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$ 200,000	Turkiye Vakiflar Bankasi Tao, 6.00%, 11/1/22	$190,000

		932,866

United Arab Emirates — 2.11%
250,000	DP World Ltd., 6.85%, 7/2/37	256,946
100,000	Dubai Electricity & Water Authority, 7.38%, 10/21/20	112,042

		368,988

United States — 1.62%
40,000	Cemex Finance LLC, 9.38%, 10/12/22	43,537
225,000	Southern Copper Corp., 7.50%, 7/27/35	240,515

		284,052

Venezuela — 2.55%
290,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	271,269
200,000	Petroleos de Venezuela SA, 5.00%, 10/28/15	174,649

		445,918

Total Corporate Bonds		15,771,393

(Cost $16,469,645)

Shares
Investment Company — 10.09%
1,767,383	JPMorgan 100% US Treasury Securities Money Market Fund	$1,767,383

Total Investment Company		1,767,383

(Cost $1,767,383)

Total Investments		$17,538,776
(Cost 18,237,028)(f) — 100.16%

Liabilities in excess of other assets — (0.16)%		(27,817)

NET ASSETS — 100.00%		$17,510,959

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013.
(b)	Principal amount denoted in Euros.
(c)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2013 (Unaudited)

(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	659,000	USD	50,000	Citibank, N.A.	7/18/13	$ 765
MXN	1,400,723	USD	107,518	Citibank, N.A.	7/18/13	385
MXN	708,000	USD	55,876	Citibank, N.A.	7/18/13	(1,336)
TRY	116,412	USD	60,000	Citibank, N.A.	7/18/13	166
TRY	115,000	USD	61,755	Citibank, N.A.	7/18/13	(2,318)
USD	181,787	TRY	344,610	Citibank, N.A.	7/18/13	3,679
USD	261,919	EUR	200,000	Citibank, N.A.	7/18/13	1,570
USD	164,756	MXN	2,123,723	Citibank, N.A.	7/18/13	1,157
USD	62,129	TRY	120,400	Citibank, N.A.	7/18/13	(98)
USD	48,290	MXN	644,000	Citibank, N.A.	7/18/13	(1,319)

Total						$ 2,651

Abbreviations used are defined below:

EUR - Euro

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	31.41%
Utilities	14.39%
Telecom Services	13.76%
Energy	12.31%
Materials	6.37%
Industrials	6.00%
Consumer Staples	3.73%
Consumer Discretionary	2.10%
Other*	9.93%

100.00%

* Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Bank Loans — 8.89%
Italy — 0.30%
250,000(a)	Seat Pagine Term Loan, 0.00%, 6/28/16	$84,743

United States — 8.59%
$ 160,000	Ardent Medical Services, Inc. 2nd Lien, 11.00%, 1/2/19	161,800
95,923	Clear Channel Communications, Inc. Term Loan, 3.85%, 1/29/16(b)	87,470
282,931	Clear Channel Communications, Inc. Term Loan, 6.95%, 1/29/16	257,308
200,000	Formula One Term Loan, 0.00%, 4/30/19	199,550
310,000	H.J. Heinz Co. Term Loan, 3.25%, 3/22/19	309,436
160,000	H.J. Heinz Co. Term Loan, 3.50%, 3/22/20	159,818
299,250	Integra Telcom, Inc. Term Loan 1st Lien, 5.25%, 2/22/19(b)	299,100
200,000(a)	Prosieben Media AG, 5.36%, 6/2/16(b)	255,684
150,000	Ranpak, Inc., 8.50%, 4/23/20(b)	150,000
348,219	Sensus USA, Inc., 5.75%, 5/9/17(b)	346,697
203,890	US Telepacific Holdings Corp. Term Loan, 5.75%, 2/23/17	202,819

		2,429,682

Total Bank Loans		2,514,425

(Cost $2,513,534)

Corporate Bonds — 81.95%
Australia — 0.44%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(c)	123,500

Barbados — 2.33%
610,000	Columbus International, Inc., 11.50%, 11/20/14	658,800

Bermuda — 1.98%
400,000	Digicel Ltd., 8.25%, 9/1/17(c)	416,000
140,000	Digicel Ltd., 8.25%, 9/1/17	145,600

		561,600

Canada — 3.38%
140,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	135,447
369,000	Mood Media Corp., 9.25%, 10/15/20(c)	338,725
470,000	VPII Escrow Corp., 6.75%, 8/15/18(c)	481,750

		955,922

Cayman Islands — 1.86%
240,000	Sable International Finance Ltd., 7.75%, 2/15/17(c)	252,000
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	274,647

		526,647

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Croatia (Hrvatska) — 1.02%
209,000(a)	Agrokor DD, 10.00%, 12/7/16	$289,520

Denmark — 0.96%
$ 260,000	Welltec A/S, 8.00%, 2/1/19(c)	270,373

Germany — 3.42%
120,000(a)	Trionista TopCo GmbH, 6.88%, 4/30/21	155,611
100,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.13%, 1/21/23	121,053
100,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 9/15/22	126,259
204,642(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	278,358
200,000(a)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21	286,361

		967,642

Jersey Channel Island — 0.60%
110,000(e)	Aston Martin Capital Ltd., 9.25%, 7/15/18	169,815

Luxembourg — 11.07%
150,000	Aguila 3 SA, 7.88%, 1/31/18(c)	153,750
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	195,000
100,000(a)	Albea Beauty Holdings SA, 8.75%, 11/1/19	126,422
200,000	Altice Financing SA, 7.88%, 12/15/19(c)	210,000
280,000	Altice Finco SA, 9.88%, 12/15/20(c)	298,200
430,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23(c)	404,200
110,000	Intelsat Luxembourg SA, 8.13%, 6/1/23(c)	113,575
180,000(f)	Matterhorn Mobile SA, 5.40%, 5/15/19(b)	190,567
240,000(f)	Mobile Challenger Intermediate Group SA, 8.75% cash or 9.50% payment-in-kind interest, 3/15/19(g)	242,655
100,000(a)	Numericable Finance & Co. SCA, 8.09%, 10/15/18(b)	131,466
110,000(a)	Ontex IV SA, 9.00%, 4/15/19	143,181
231,491(a)	Oxea Finance & Cy SCA, 9.63%, 7/15/17	322,773
60,000(a)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	81,613
150,000(f)	Sunrise Communications International SA, 5.63%, 12/31/17	159,600
200,000	Wind Acquisition Finance SA, 7.25%, 2/15/18(c)	201,000
120,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	157,369

		3,131,371

Netherlands — 1.95%
250,000	InterGen NV, 7.00%, 6/30/23(c)	245,418
300,000(f)	UPC Holding BV, 6.75%, 3/15/23	306,495

		551,913

Spain — 0.81%
180,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	229,610

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Sweden — 0.48%
100,000(a)	TVN Finance Corp. II AB, 10.75%, 11/15/17	$136,672

United Kingdom — 5.09%
110,000(e)	AA Bond Co. Ltd., 9.50%, 7/31/19	172,018
$ 320,000	CEVA Group Plc, 8.38%, 12/1/17(c)	313,600
200,000(e)	Elli Finance UK Plc, 8.75%, 6/15/19	325,485
110,000(e)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	143,464
60,000(e)	LBG Capital No. 1 Plc, 11.04%, 3/19/20	101,752
100,000(e)	Moto Finance Plc, 10.25%, 3/15/17	156,659
100,000(e)	Priory Group No. 3 Plc, 8.88%, 2/15/19	147,533
50,000(e)	Virgin Media Secured Finance Plc, 7.00%, 1/15/18	78,710

		1,439,221

United States — 46.56%
140,000	AMC Networks, Inc., 4.75%, 12/15/22	135,100
80,000	ARAMARK Corp., 5.75%, 3/15/20(c)	81,800
150,000	Audatex North America, Inc., 6.00%, 6/15/21(c)	149,625
392,000	BakerCorp International, Inc., 8.25%, 6/1/19	384,160
200,000(a)	Belden, Inc., 5.50%, 4/15/23	253,681
561,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(c)	603,075
200,000	Burger King Corp., 9.88%, 10/15/18	223,000
210,000	CBRE Services, Inc., 5.00%, 3/15/23	198,975
260,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	243,750
420,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	394,800
230,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	234,025
280,000	Chaparral Energy, Inc., 7.63%, 11/15/22	285,600
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	99,900
250,000	Cinemark USA, Inc., 4.88%, 6/1/23(c)	240,000
170,000	CST Brands, Inc., 5.00%, 5/1/23(c)	165,750
230,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	248,400
259,000	Emergency Medical Services Corp., 8.13%, 6/1/19	275,188
380,000	Epicor Software Corp., 8.63%, 5/1/19	389,500
150,000	First Quality Finance Co., Inc., 4.63%, 5/15/21(c)	142,500
250,000	GCI, Inc., 6.75%, 6/1/21	233,750
342,000	Geo Group, Inc. (The), 5.13%, 4/1/23(c)	326,610
300,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(c)	289,500
70,000	HCA Holdings, Inc., 6.25%, 2/15/21	71,400
200,000	HCA, Inc., 5.88%, 5/1/23	200,500
280,000	HCA, Inc., 6.50%, 2/15/20	302,925
100,000(a)	Infor US, Inc., 10.00%, 4/1/19	144,730
50,000	Level 3 Financing, Inc., 7.00%, 6/1/20	49,875
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	388,500
110,000	Live Nation Entertainment, Inc., 7.00%, 9/1/20(c)	115,638

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
$260,000	Live Nation Entertainment, Inc., 8.13%, 5/15/18(c)	$275,600
300,000	LKQ Corp., 4.75%, 5/15/23(c)	286,500
200,000(e)	Lynx I Corp., 6.00%, 4/15/21	302,671
200,000(e)	Lynx II Corp., 7.00%, 4/15/23	302,671
180,000	MetroPCS Wireless, Inc., 6.25%, 4/1/21(c)	183,150
320,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(c)	342,400
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	286,195
529,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(c)	544,870
130,000	PDC Energy, Inc., 7.75%, 10/15/22(c)	134,225
200,000	Physio-Control International, Inc., 9.88%, 1/15/19(c)	220,000
250,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	261,250
300,000	Rosetta Resources, Inc., 5.63%, 5/1/21	292,875
187,000	Sabre, Inc., 8.50%, 5/15/19(c)	199,155
80,000	Service Corp. International, 5.38%, 1/15/22(c)	79,800
150,000	Sirius XM Radio, Inc., 4.63%, 5/15/23(c)	138,750
110,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(c)	115,225
110,000	Spectrum Brands Escrow Corp., 6.63%, 11/15/22(c)	115,225
260,000	Spectrum Brands, Inc., 9.50%, 6/15/18	284,700
150,000	Sprint Nextel Corp., 6.00%, 11/15/22	147,000
44,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20	47,410
200,000	Tenet Healthcare Corp., 4.38%, 10/1/21(c)	183,500
260,000	Tenet Healthcare Corp., 8.00%, 8/1/20	268,775
130,000	Tops Holding Corp./Tops Markets LLC, 8.88%, 12/15/17(c)	140,725
174,000	Toys R Us, Inc., 7.38%, 10/15/18	157,035
148,000	Toys R Us, Inc., 10.38%, 8/15/17	148,000
130,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	140,400
169,000	Valeant Pharmaceuticals International, 6.88%, 12/1/18(c)	173,225
220,000	Windstream Corp., 6.38%, 8/1/23	205,700
252,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	328,014

		13,177,303

Total Corporate Bonds		23,189,909

(Cost $23,456,347)

Shares
Common Stocks — 0.17%
United States — 0.17%
56	CEVA Holdings LLC*(h)	47,660

Total Common Stocks		47,660

(Cost $47,666)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2013 (Unaudited)

Shares		Value
Warrants/Rights — 0.00%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	$0

Total Warrants/Rights		0

(Cost $0)

Investment Company — 3.75%
1,062,355	JPMorgan 100% US Treasury Securities Money Market Fund	1,062,355

Total Investment Company		1,062,355

(Cost $1,062,355)
Preferred Stock — 0.36%
United States — 0.36%
121	CEVA Holdings LLC, Series A-2*(h)	103,171

Total Preferred Stock		103,171

(Cost $103,184)

Contracts
Put Options Purchased — 0.04%
9	S & P 500 Index, Strike Price USD 1,500, Expires 8/17/13	10,530

Total Put Options Purchased		10,530

(Cost $13,257)

Total Investments		$26,928,050
(Cost $27,196,343)(i) — 95.16%

Other assets in excess of liabilities — 4.84%		1,371,092

NET ASSETS — 100.00%		$28,299,142

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Principal amount denoted in British Pounds.
(f)	Principal amount denoted in Swiss Francs.
(g)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(h)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2013 (Unaudited)

(i)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	65,000	USD	85,146	Citibank, N.A.	7/18/13	$ (532)
EUR	400,000	USD	533,134	Citibank, N.A.	7/18/13	(12,434)
GBP	300,000	USD	464,386	Citibank, N.A.	7/18/13	(8,163)
GBP	400,000	USD	625,739	Citibank, N.A.	7/18/13	(17,442)
USD	144,846	CAD	150,000	Citibank, N.A.	7/18/13	2,290
USD	940,246	CHF	900,000	Citibank, N.A.	7/18/13	(12,746)
USD	130,260	EUR	100,000	Citibank, N.A.	7/18/13	85
USD	4,680,713	EUR	3,600,000	Citibank, N.A.	7/18/13	(5,587)
USD	3,054,738	GBP	2,000,000	Citibank, N.A.	7/18/13	13,251
USD	216,569	GBP	140,000	Citibank, N.A.	7/18/13	3,665

Total						$(37,613)

Credit default swaps as of June 30, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)	Value
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD 145	$3,521
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD 205	4,978
5.00%	J.C. Penney Co., Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD 229	22,976

Total (Premiums received $46,655)						$31,475

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	31.85%
Consumer Staples	21.84%
Financials	13.72%
Consumer Discretionary	10.27%
Industrials	4.99%
Energy	3.83%
Information Technology	2.42%
Materials	1.58%
Utilities	0.87%
Other*	8.63%

100.00%

*   Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 96.12%
Australia — 6.19%
300,000(a)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$303,724
$ 400,000	Paladin Energy Ltd., 3.63%, 11/4/15	348,000
500,000(a)	Western Areas NL, 6.40%, 7/2/15	451,561

		1,103,285

Bermuda — 7.07%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	232,500
3,000,000(b)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	449,076
400,000	Seadrill Ltd., 3.38%, 10/27/17	577,000

		1,258,576

British Virgin Islands — 3.64%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	404,500
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	243,650

		648,150

Cayman Islands — 4.24%
500,000	Agile Property Holdings Ltd., 4.00%, 4/28/16	498,750
2,000,000(c)	Hengan International Group Co. Ltd., 1.99%, 6/27/18(d)	256,896

		755,646

Germany — 2.33%
500,000(e)	TUI AG, 2.75%, 3/24/16	414,248
Isle of Man — 1.12%
200,000	AngloGold Ashanti Holdings Finance Plc, 3.50%, 5/22/14	199,500

Jersey Channel Island — 4.37%
250,000	Shire Plc, 2.75%, 5/9/14	275,625
500,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	501,875

		777,500

Luxembourg — 0.75%
100,000(e)	GBL Verwaltung SA, 1.25%, 2/7/17	134,395

Malaysia — 2.40%
400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	427,000

Netherlands — 3.65%
100,000(e)	Amorim Energia BV, 3.38%, 6/3/18	132,898
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	256,875
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	260,000

		649,773

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Singapore — 8.72%
500,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	$363,905
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	405,325
500,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	379,684
500,000(a)	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(d)	403,925

		1,552,839

Spain — 1.54%
200,000(e)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	273,918

Sweden — 1.57%
1,466,900(a)	Elekta AB, 2.75%, 4/25/17	279,168

Switzerland — 0.75%
125,000(a)	Schindler Holding AG, 0.38%, 6/5/17	133,331

Taiwan — 5.54%
$ 200,000	Asia Cement Corp., 0.00%, 5/13/18(d)	196,600
500,000	AU Optronics Corp., 10.19%, 10/13/15(d)	496,875
300,000	Tatung Co. Ltd., 4.19%, 3/25/14(d)	292,500

		985,975

United Arab Emirates — 3.08%
400,000(e)	Aabar Investments PJSC, 4.00%, 5/27/16	548,642

United States — 36.75%
80,000	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20(f)	79,000
400,000	Boston Properties LP, 3.63%, 2/15/14(f)	413,250
430,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	456,069
39,000	Concur Technologies, Inc., 0.50%, 6/15/18(f)	38,805
60,000	Extra Space Storage LP, 2.38%, 7/1/33(f)	58,254
200,000	Intel Corp., 2.95%, 12/15/35	217,625
600,000	Intel Corp., 3.25%, 8/1/39	764,625
660,000	Liberty Interactive LLC, 0.75%, 3/30/43(f)	724,350
500,000	Liberty Interactive LLC, 3.50%, 1/15/31	256,250
500,000	Medivation, Inc., 2.63%, 4/1/17	630,937
350,000	MGM Resorts International, 4.25%, 4/15/15	391,781
100,000	priceline.com, Inc., 0.35%, 6/15/20(f)	94,064
300,000	priceline.com, Inc., 1.00%, 3/15/18	348,750
250,000	SanDisk Corp., 1.50%, 8/15/17	333,281
400,000	VeriSign, Inc., 3.25%, 8/15/37	562,750
500,000	Wellpoint, Inc., 2.75%, 10/15/42(f)	622,500
400,000	Xilinx, Inc., 3.13%, 3/15/37	552,000

		6,544,291

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Vietnam — 2.41%
$ 400,000	Vingroup JSC, 5.00%, 4/3/17	$429,000

Total Corporate Bonds		17,115,237

(Cost $16,610,797)
Shares
Preferred Stock — 1.76%
France — 1.76%
15,000	Etablissements Maurel et Prom	313,370

Total Preferred Stock		313,370

(Cost $344,534)

Total Investments		$17,428,607
(Cost $16,955,331)(g) — 97.88%

Other assets in excess of liabilities — 2.12%		377,431

NET ASSETS — 100.00%		$17,806,038

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Principal amount denoted in Hong Kong Dollars.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Euros.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2013 (Unaudited)

Foreign currency exchange contracts as of June 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
AUD	14,000	USD	13,218	Citibank, N.A.	7/18/13	$ (434)
SEK	630,000	USD	97,193	Citibank, N.A.	7/18/13	(3,294)
USD	820,134	AUD	850,000	Citibank, N.A.	7/18/13	43,943
USD	126,928	CHF	120,000	Citibank, N.A.	7/18/13	(137)
USD	3,273,988	EUR	2,500,000	Citibank, N.A.	7/18/13	19,613
USD	250,806	HKD	1,945,000	Citibank, N.A.	7/18/13	13
USD	390,457	SEK	2,560,000	Citibank, N.A.	7/18/13	8,899
USD	1,222,005	SGD	1,530,000	Citibank, N.A.	7/18/13	14,853
USD	374,896	SGD	470,000	Citibank, N.A.	7/18/13	4,072

Total						$87,528

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

HKD - Hong Kong Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	23.64%
Industrials	12.96%
Materials	12.26%
Consumer Staples	11.60%
Telecom Services	11.15%
Information Technology	11.15%
Energy	8.31%
Consumer Discretionary	6.06%
Utilities	0.75%
Other*	2.12%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

June 30, 2013 (Unaudited)

Principal Amount		Value
Corporate Bonds — 21.98%
Australia — 0.67%
2,100,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	$3,099,463

Cayman Islands — 0.92%
2,850,000(c)	Southern Water Services Finance Ltd., 4.50%, 3/31/38(b)	4,202,715

France — 1.65%
2,000,000(a)	Areva SA, 3.50%, 3/22/21	2,630,372
2,400,000(a)	Areva SA, 4.38%, 11/6/19	3,362,871
900,000(a)	Lagardere SCA, 4.13%, 10/31/17	1,228,229
$ 332,000	Societe Generale SA, 6.63%, 12/11/49(b)	335,320

		7,556,792

Ireland — 2.12%
3,600,000	Aquarius + Investments Plc for Swiss Reinsurance Co. Ltd., 6.38%, 9/1/24(b)	3,591,000
2,300,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	2,724,267
2,850,000(a)	Russian Railways via RZD Capital Plc, 3.37%, 5/20/21	3,436,093

		9,751,360

Italy — 1.56%
925,000(a)	Indesit Co. SpA, 4.50%, 4/26/18	1,167,278
950,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	928,922
1,150,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,094,421
3,974,000	Intesa Sanpaolo SpA, 6.50%, 2/24/21(d)	3,996,285

		7,186,906

Japan — 0.51%
2,450,000	Softbank Corp., 4.50%, 4/15/20(d)	2,339,750

Jersey Channel Island — 0.36%
930,000(c)	Heathrow Funding Ltd., 7.13%, 2/14/24	1,637,268

Luxembourg — 0.76%
2,180,000(c)	Glencore Finance Europe SA, 6.00%, 4/3/22(e)	3,486,615

Netherlands — 1.50%
1,500,000(a)	HIT Finance BV, 5.75%, 3/9/18	2,187,522
4,837,000	Royal Bank of Scotland NV, 0.98%, 3/9/15(b)	4,679,797

		6,867,319

Spain — 1.35%
4,800,000(a)	Telefonica Emisiones SAU, 3.96%, 3/26/21	6,181,199

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
Switzerland — 0.61%
$ 2,950,000	UBS AG, 4.75%, 5/22/23(b)	$2,795,125

United Kingdom — 4.83%
170,000(c)	Everything Everywhere Finance Plc, 4.38%, 3/28/19	258,022
1,600,000(c)	GKN Holdings Plc, 5.38%, 9/19/22	2,442,355
2,150,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	4,545,386
600,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	1,089,475
2,000,000(a)	Lloyds TSB Bank Plc, 11.88%, 12/16/21(b)	3,162,992
3,986,000(c)	NGG Finance Plc, 5.63%, 6/18/73(b)	5,960,389
1,000,000(c)	Scottish Widows Plc, 5.50%, 6/16/23	1,464,790
2,100,000(c)	SSE Plc, 5.45%, 9/29/49(b)	3,277,937

		22,201,346

United States — 5.14%
461,000	American Tower Corp., 3.50%, 1/31/23	422,126
2,400,000	DCP Midstream LLC, 5.85%, 5/21/43(b)(d)	2,304,000
3,900,000	Fidelity National Information Services, Inc., 3.50%, 4/15/23	3,522,359
477,000	Frontier Communications Corp., 7.13%, 1/15/23	474,615
898,000(a)	GE Capital Trust II, 5.50%, 9/15/67(b)	1,173,784
4,100,000	Genworth Financial, Inc., 6.15%, 11/15/66(b)	3,556,750
1,450,000	Glencore Funding LLC, 2.50%, 1/15/19(d)	1,311,828
4,600,000	ING US, Inc., 5.65%, 5/15/53(b)(d)	4,324,000
3,100,000	Safeway, Inc., 7.25%, 2/1/31	3,400,691
2,036,000	Staples, Inc., 4.38%, 1/12/23	1,973,739
1,250,000	Total System Services, Inc., 3.75%, 6/1/23	1,160,634

		23,624,526

Total Corporate Bonds		100,930,384

(Cost $105,264,508)

Foreign Government Bonds — 10.49%
Germany — 0.17%
550,000(a)	Bundesrepublik Deutschland, 3.50%, 1/4/16	774,008

Hungary — 0.23%
781,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	1,049,945

Slovenia — 4.92%
4,900,000(a)	Slovenia Government Bond, 4.38%, 1/18/21	5,686,647
9,952,000(a)	Slovenia Government Bond, 5.13%, 3/30/26	11,174,182
6,001,000	Slovenia Government International Bond, 4.75%, 5/10/18	5,730,955

		22,591,784

Spain — 5.17%
3,230,000(a)	Autonomous Community of Madrid Spain, 4.30%, 9/15/26	3,378,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2013 (Unaudited)

Principal Amount		Value
4,803,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	$6,945,738
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,181,631
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	2,871,424
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,527,435
$ 7,900,000	Spain Government International Bond, 4.00%, 3/6/18	7,842,933

		23,747,681

Total Foreign Government Bonds		48,163,418

(Cost $49,496,030)

Shares
Investment Company — 61.03%
280,277,456	JPMorgan 100% US Treasury Securities Money Market Fund	$280,277,456

Total Investment Company		280,277,456

(Cost $280,277,456)

Total Investments		$429,371,258
(Cost $435,037,994)(f) — 93.50%

Other assets in excess of liabilities — 6.50%		29,863,943

NET ASSETS — 100.00%		$459,235,201

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2013.
(c)	Principal amount denoted in British Pounds.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	1,850,000	USD	2,440,444	Citibank, N.A.	7/18/13	$ (32,207)
EUR	8,300,000	USD	10,848,648	Citibank, N.A.	7/18/13	(44,123)
EUR	1,500,000	USD	1,999,396	Citibank, N.A.	7/18/13	(46,772)
EUR	10,500,000	USD	13,723,743	Citibank, N.A.	7/18/13	(55,369)
EUR	6,500,000	USD	8,671,916	Citibank, N.A.	7/18/13	(210,541)
EUR	16,500,000	USD	21,797,490	Citibank, N.A.	7/18/13	(318,616)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	890,000	USD	1,373,163	Citibank, N.A.	7/18/13	$ (19,701)
GBP	1,500,000	USD	2,316,984	Citibank, N.A.	7/18/13	(35,869)
USD	35,399,822	GBP	23,150,000	Citibank, N.A.	7/18/13	194,611
USD	2,667,202	EUR	2,000,000	Citibank, N.A.	7/18/13	63,702
USD	130,069,403	EUR	99,900,000	Citibank, N.A.	7/18/13	24,585
USD	967,816	EUR	740,000	Citibank, N.A.	7/18/13	4,522
MXN	60,592,120	USD	4,600,000	Citibank, N.A.	7/31/13	62,053
MXN	60,003,300	USD	4,601,780	Citibank, N.A.	7/31/13	14,968
USD	4,601,780	EUR	3,500,000	Citibank, N.A.	7/31/13	45,396

Total						$(353,361)

Interest rate swaps as of June 30, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
1.85%	EUR-EURIBOR-Reuters	Barclays Plc	7/4/22	EUR	20,000	$128,360
2.40%	USD-BBA LIBOR	Citibank, N.A.	9/18/23	USD	10,500	310,743

Total						$439,103

Credit default swaps as of June 30, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Alstom	Barclays Plc	9/20/18	Buy	EUR	4,155	$291,734
1.00%	Citigroup, Inc.	BNP Paribas SA	9/20/18	Buy	USD	2,512	36,551
5.00%	CDX.NA.HY Series 20	Morgan Stanley Capital Services, Inc.	6/20/18	Buy	USD	6,900	(212,211)
5.00%	CDX.NA.HY, Series 20	Barclays Plc	6/20/18	Buy	USD	6,300	(193,758)
1.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	1,860(a)	137,320
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	1,314(a)	97,010
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	400(a)	29,531
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	2,942(a)	217,201
5.00%	Chesapeake Energy Corp.	Barclays Plc	6/20/18	Sell	USD	750(a)	55,346
1.00%	Cytec Industries, Inc.	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	1,545	16,642
1.00%	Darden Restaurants, Inc.	Barclays Plc	9/20/18	Buy	USD	5,124	184,494
1.00%	Darden Restaurants, Inc.	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	1,820	65,531
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	283	31,330
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	1,517	167,944
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	2,921	363,777
1.00%	Dell, Inc.	BNP Paribas SA	6/20/18	Buy	USD	409	50,936
5.00%	H & R Block, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	2,100	(315,305)
5.00%	H & R Block, Inc.	Citigroup Global Markets, Inc.	9/20/18	Buy	USD	1,500	(229,137)
5.00%	H & R Block, Inc.	Citigroup Global Markets, Inc.	9/20/18	Buy	USD	300	(44,736)
1.00%	Heinz (H.J.) Co.	Barclays Plc	9/20/18	Buy	USD	3,420	132,374
5.00%	iTraxx Europe Crossover, Series 19	BNP Paribas SA	6/20/18	Buy	EUR	270	(3,594)
5.00%	iTraxx Europe Crossover, Series 19	Barclays Plc	6/20/18	Buy	EUR	6,700	(89,193)
5.00%	iTraxx Europe Crossover, Series 19	Barclays Plc	6/20/18	Buy	EUR	11,100	(147,768)
5.00%	iTraxx Europe Crossover, Series 19	BNP Paribas SA	6/20/18	Buy	EUR	7,400	(98,512)
1.00%	iTraxx Europe Main, Series 19	BNP Paribas SA	6/20/18	Buy	EUR	2,350	27,785
1.00%	iTraxx Europe Main, Series 19	Barclays Plc	6/20/18	Buy	EUR	1,767	20,892

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2013 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	iTraxx Europe Main, Series 19	Barclays Plc	6/20/18	Buy	EUR	1,767	$20,892
1.00%	iTraxx Europe Main, Series 19	Barclays Plc	6/20/18	Buy	EUR	2,711	32,053
1.00%	iTraxx Europe Main, Series 19	Barclays Plc	6/20/18	Buy	EUR	3,455	40,849
1.00%	iTraxx Europe Main, Series 19	Barclays Plc	6/20/18	Buy	EUR	22,193	262,393
1.00%	iTraxx Europe Main, Series 19	Barclays Plc	6/20/18	Buy	EUR	2,205	26,070
1.00%	iTraxx Europe Main, Series 19	BNP Paribas SA	6/20/18	Buy	EUR	3,313	39,193
1.00%	Lafarge S.A.	Barclays Plc	9/20/18	Buy	EUR	4,730	526,642
5.00%	Office Depot, Inc.	BNP Paribas SA	6/20/18	Buy	USD	3,420	(351,327)
1.00%	Packaging Corp. of America	Deutsche Bank AG	6/20/18	Buy	USD	2,580	1,461
1.00%	Packaging Corp. of America	Deutsche Bank AG	6/20/18	Buy	USD	857	485
5.00%	Polkomtel S.A.	BNP Paribas SA	6/20/18	Sell	EUR	2,348(a)	(106,560)
5.00%	Polkomtel S.A.	BNP Paribas SA	6/20/18	Sell	EUR	352(a)	(15,975)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	3/20/18	Sell	EUR	865(a)	(65,549)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	3/20/18	Sell	EUR	115(a)	(8,714)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	6/20/18	Sell	EUR	753(a)	(64,930)
1.00%	PostNL NV	BNP Paribas SA	6/20/18	Sell	EUR	608(a)	(52,427)
1.00%	PostNL NV	Barclays Plc	6/20/18	Sell	EUR	1,541(a)	(132,877)
1.00%	PostNL NV	Citigroup Global Markets, Inc.	9/20/18	Sell	EUR	1,289(a)	(124,254)
1.00%	Quest Diagnostics, Inc.	BNP Paribas SA	9/20/18	Buy	USD	1,435	(6,121)
1.00%	Quest Diagnostics, Inc.	Barclays Plc	9/20/18	Buy	USD	2,600	(11,090)
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	12/20/17	Sell	USD	90(a)	(2,948)
1.00%	Safeway, Inc.	Deutsche Bank AG	3/20/18	Sell	USD	900(a)	(37,989)
1.00%	Safeway, Inc.	Citigroup Global Markets, Inc.	3/20/18	Sell	USD	400(a)	(16,884)
1.00%	Safeway, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Sell	USD	1,000(a)	(42,210)
1.00%	Safeway, Inc.	Citigroup Global Markets, Inc.	3/20/18	Sell	USD	126(a)	(5,318)
5.00%	SLM Corp.	JPMorgan Chase Bank, N.A.	6/20/18	Sell	USD	244(a)	17,431
5.00%	SLM Corp.	Deutsche Bank AG	6/20/18	Buy	USD	244	(15,640)
5.00%	SLM Corp.	Deutsche Bank AG	9/20/18	Buy	USD	524	(32,319)
5.00%	SLM Corp.	JPMorgan Chase Bank, N.A.	9/20/18	Sell	USD	524(a)	35,992
1.00%	Spain Government International Bond	Deutsche Bank AG	6/20/18	Buy	USD	2,595	207,394
1.00%	Spain Government International Bond	Deutsche Bank AG	6/20/18	Buy	USD	1,105	88,312
1.00%	Spain Government International Bond	Citigroup Global Markets, Inc.	6/20/18	Buy	USD	8,192	654,710
1.00%	Spain Government International Bond	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	15,700	1,340,354
1.00%	Tyco International Ltd.	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	1,700	(26,267)
1.00%	United Utilities Group Plc	Barclays Plc	12/20/18	Buy	EUR	170	8,328
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	(45,671)
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,200(a)	(56,781)
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,300(a)	(59,361)
1.00%	Weatherford International Ltd.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	600(a)	(15,482)

Total (Premiums received $934,030)							$2,598,049

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2013 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

EUR - Euro EURIBOR—Euro Interbank Offered Rate

GBP - British Pound

MXN - Mexican Peso

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	10.49%
Financials	8.69%
Utilities	2.93%
Energy	2.48%
Telecom Services	2.28%
Consumer Discretionary	1.50%
Consumer Staples	1.47%
Industrials	1.10%
Information Technology	0.77%
Materials	0.76%
Other*	67.53%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2013 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fourteen investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the five RBC BlueBay Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models usually consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the inputs are unobservable, the values are categorized as Level 3.

Exchange traded options, futures, and options on futures are valued at the last sale price at the close of the market on the principle exchange on which they are primarily traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Forward foreign currency exchange contracts are marked-to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. These swap contracts are classified as Level 2 in the fair valuation hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by at least two nationally recognized rating organization such as Standard & Poor’s Corporation or Moody’s Investors Service or Fitch Ratings Ltd. or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality.

The Funds’ Board has policies and procedures for the valuation of each Fund’s assets and has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the Procedures, including the responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk analytics, compliance and legal.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, and includes a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures and related controls. At least a quorum of the Pricing Committee meets more frequently, as needed, to consider and approve time-sensitive fair valuation actions. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

Fair value methods used include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors used in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In such cases where a security price is unavailable, the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, or where Fund Management determines that the value provided by the pricing services does not approximate fair value, the value of the security or asset will be determined in good faith by the Pricing Committee as authorized by the Board, generally based upon recommendation provided by the Advisor or Sub-Advisor. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the New York Stock Exchange; an extraordinary event like a natural disaster or terrorist act occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities.

When the Funds use fair valuation methods that use significant unobservable inputs to determine their NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realize gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Funds’ Board.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$43,673,701	$25,617,290	$(1,354,131)	$24,263,159
Enterprise Fund	79,482,603	52,568,289	(3,885,449)	48,682,840
Small Cap Core Fund	95,729,753	32,250,533	(2,582,972)	29,667,561
Microcap Value Fund	124,669,257	48,661,045	(33,130,335)	15,530,710
Mid Cap Value Fund	2,518,657	326,833	(72,368)	254,465
Access Capital Community Investment Fund	626,845,547	21,753,181	(9,101,735)	12,651,446
Emerging Market Select Bond Fund	209,025,807	445,699	(12,033,395)	(11,587,696)
Emerging Market Corporate Bond Fund	18,278,507	139,704	(879,435)	(739,731)
Global High Yield Bond Fund	27,196,343	358,219	(626,512)	(268,293)
Global Convertible Bond Fund	16,955,331	920,708	(447,432)	473,276
Absolute Return Fund	435,037,994	255,829	(5,922,565)	(5,666,736)

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the Money Market Funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net realized gains or losses and net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2013, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2013 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Deutsche Bank Securities	0.30%	6/03/13	7/02/13	$(20,200,881)	$(20,196,000)
Goldman Sachs	0.32%	6/17/13	7/16/13	(28,155,676)	(28,148,420)
Goldman Sachs	0.32%	6/17/13	7/26/13	(28,513,940)	(28,504,059)
Goldman Sachs	0.32%	6/26/13	8/02/13	(25,991,127)	(25,982,581)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at June 30, 2013 were as follows:

	Description	Rate	Maturity Date	Par	Value
Deutsche Bank
Securities
6/3/13 to
7/2/13
	Fannie Mae Pool #AJ7667	3.50%	12/01/41	$1,217,826	$1,238,377
	Fannie Mae Pool #AK6717	3.50%	3/01/42	1,160,663	1,180,249
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,480,284	1,543,717
	Fannie Mae Pool #AH1077	4.00%	1/01/41	1,165,419	1,221,914
	Fannie Mae Pool #AH6764	4.00%	3/01/41	1,414,616	1,475,234
	Fannie Mae Pool #AJ9133	4.00%	1/01/42	1,414,514	1,475,570
	Fannie Mae Pool #AC2109	4.50%	7/01/39	1,726,039	1,827,915
	Fannie Mae Pool #MC0154	4.50%	8/01/39	1,642,206	1,745,293
	Fannie Mae Pool #AI1846	4.50%	5/01/41	1,587,203	1,681,877
	Fannie Mae Pool #AI1847	4.50%	5/01/41	1,233,426	1,306,998
	Fannie Mae Pool #AC1463	5.00%	8/01/39	1,446,207	1,568,852
	Fannie Mae Pool #844361	5.50%	11/01/35	1,396,948	1,518,089
	Fannie Mae Pool #885724	5.50%	6/01/36	1,471,642	1,601,101
	Fannie Mae Pool #AA0527	5.50%	12/01/38	1,016,874	1,111,412

					$20,496,598

Goldman Sachs
6/17/13 to
7/16/13
	Fannie Mae Pool #AK2386	3.50%	2/01/42	$13,501,059	$13,728,889
	Fannie Mae Pool #AE5432	4.00%	10/01/40	1,414,228	1,474,830
	Fannie Mae Pool #AE7707	4.00%	11/01/40	1,849,590	1,928,848
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,125,020	3,258,932
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,646,274	2,812,390

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Value
	Fannie Mae Pool #AD1988	4.50%	2/01/40	$3,252,401	$3,456,566
	Fannie Mae Pool #777621	5.00%	2/01/34	2,344,904	2,530,206

					$29,190,661

Goldman Sachs
6/17/13 to
7/26/13
	Fannie Mae Pool #AP9716	3.00%	10/01/42	$1,657,095	$1,622,658
	Fannie Mae Pool #AO2923	3.50%	5/01/42	1,385,737	1,409,121
	Fannie Mae Pool #AE2012	4.00%	9/01/40	2,294,368	2,392,686
	Fannie Mae Pool #AH2980	4.00%	1/01/41	1,744,525	1,819,281
	Fannie Mae Pool #AH5656	4.00%	1/01/41	1,392,221	1,453,620
	Fannie Mae Pool #AH5658	4.00%	2/01/41	1,969,085	2,053,464
	Fannie Mae Pool #AH7281	4.00%	3/01/41	1,635,195	1,711,397
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,368,713	2,517,405
	Fannie Mae Pool #AD4456	4.50%	4/01/40	1,492,514	1,588,070
	Fannie Mae Pool #AD4458	4.50%	4/01/40	1,494,463	1,582,671
	Fannie Mae Pool #AD7271	4.50%	7/01/40	1,837,123	1,954,742
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,028,689	2,148,429
	Fannie Mae Pool #AI1849	4.50%	5/01/41	1,366,428	1,458,181
	Fannie Mae Pool #727312	5.00%	9/01/33	1,293,858	1,397,518
	Fannie Mae Pool #934941	5.00%	8/01/39	1,333,132	1,442,022
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,533,178	1,658,408
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,296,361	1,409,540

					$29,619,213

Goldman Sachs
6/26/13 to
8/2/13
	Fannie Mae Pool #AK6715	3.50%	3/01/42	$6,337,801	$6,444,752
	Fannie Mae Pool #AK6716	3.50%	3/01/42	2,359,629	2,399,448
	Fannie Mae Pool #AO8029	3.50%	7/01/42	3,779,424	3,843,202
	Fannie Mae Pool #AH7537	4.00%	3/01/41	1,949,862	2,040,729
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,147,187	3,344,747
	Fannie Mae Pool #AI1848	4.50%	5/01/41	2,069,236	2,192,662
	Fannie Mae Pool #663159	5.00%	7/01/32	3,329,001	3,584,268
	Fannie Mae Pool #AC7199	5.00%	12/01/39	3,485,979	3,770,713

					$27,620,521

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Derivatives

The Access Capital Community Investment Fund and each of the five RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Access Capital Community Investment Fund and RBC BlueBay Funds, excluding Global High Yield Bond Fund and Global Convertible Bond Fund, entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Access Capital Community Investment Fund had the following open futures contracts at June 30, 2013:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short Position:

90 Day Euro
Dollar	25	March, 2014	$(141,250)	6,081,875	Barclays Capital
	25	June, 2014	$(152,812)	6,066,562	Barclays Capital
	25	September, 2013	$(100,000)	6,130,313	Barclays Capital
	25	September, 2014	$(163,125)	6,051,563	Barclays Capital
	25	December, 2013	$(130,313)	6,096,250	Barclays Capital
Ten Year
U.S. Treasury Notes	310	September, 2013	$886,029	40,120,404	Barclays Capital
Thirty Year
U.S. Treasury Bonds	85	September, 2013	$385,820	11,932,539	Barclays Capital

Collateral pledged for open futures contracts is the cash at the brokers in the amount of $5,857,548 at June 30, 2013.

The Emerging Market Select Bond Fund had the following open futures contract at June 30, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Ten Year
U.S. Treasury Bonds	9	September, 2013	$(2,531)	USD	1,141,594	Barclays Plc

Collateral pledged for open futures contracts is the cash at brokers in the amount of $123,915 at June 30, 2013.

The Emerging Market Corporate Bond Fund had the following open futures contract at June 30, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Five Year						Citigroup Global
U.S. Treasury Bonds	7	September, 2013	$(9,844)	USD	857,172	Markets
Ten Year						Citigroup Global
U.S. Treasury Bonds	5	September, 2013	$(12,719)	USD	645,531	Markets

Collateral pledged for open futures contracts is the cash at brokers in the amount of $26,294 at June 30, 2013.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Absolute Return Fund had the following open futures contracts at June 30, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Counterparty
Five Year Euro-Bobl	193	September, 2013	$(23,099)	EUR	24,181,371	Goldman Sachs
Ten Year Euro-Bond	2	September, 2013	(693)	EUR	283,573	Goldman Sachs
Ten Year Euro-BTP	216	September, 2013	25,685	EUR	23,668,960	Goldman Sachs
Ten Year Euro-Buxl	12	September, 2013	(31,107)	EUR	1,566,411	Goldman Sachs

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Counterparty
Five Year						Citigroup Global
U.S. Treasury Bonds	89	September, 2013	$115,241	USD	10,888,413	Markets
Ten Year British Bond	61	September, 2013	453,339	GBP	7,124,800	Goldman Sachs
Ten Year						Citigroup Global
U.S. Treasury Bonds	29	September, 2013	79,070	USD	3,749,383	Markets
Twenty Year						Citigroup Global
U.S. Treasury Bonds	23	September, 2013	79,781	USD	3,204,188	Markets
Two Year						Citigroup Global
U.S. Treasury Bonds	4	September, 2013	374	USD	880,374	Markets

Collateral pledged for open futures contracts is the cash at brokers in the amount of $5,611,638 at June 30, 2013.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global High Yield Bond Fund had outstanding options as of June 30, 2013.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2012	—	$—
Options written	1,010	7,424
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(1,010)	(7,424)

Contracts outstanding at June 30, 2013	—	$—

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2012	—	$—
Options written	8	6,776
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(8)	(6,776)

Contracts outstanding at June 30, 2013	—	$—

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The RBC BlueBay Funds, excluding Emerging Market Corporate Bond Fund and Global Convertible Bond Fund, entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of June 30, 2013 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2013
Statement of Assets and Liabilities Location
Asset Derivatives
		Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts	Credit default swaps at value	$—	$—	$—	$31,475	$—	$5,228,957

Equity contracts	Investments, at value (put options purchased)	—	—	—	10,530	—	—

Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	1,101,161	7,722	19,291	91,393	409,837

Interest rate contracts	Total return swaps at value	—	2,079,073	—	—	—	—

Interest rate contracts	Unrealized appreciation on futures contracts	1,271,849	—	—	—	—	753,490

Interest rate contracts	Unrealized appreciation on interest rate swaps contracts	—	19,380	—	—	—	439,103

Total		$1,271,849	$3,199,614	$7,722	$61,296	$91,393	$6,831,387

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives
		Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts	Credit default swaps at value	$—	$—	$—	$—	$—	$2,630,908

Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	1,607,106	5,071	56,904	3,865	763,198

Interest rate contracts	Unrealized depreciation on futures contracts	687,500	2,531	22,563	—	—	54,899

Interest rate contracts	Unrealized depreciation on interest rate swaps contracts	—	623,028	—	—	—	—

Total		$687,500	$2,232,665	$27,634	$56,904	$3,865	$3,449,005

* For open derivative instruments as of June 30, 2013, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts and the preceding section for financial futures contracts.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Equity Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

Fair Value Measurements

Various input levels are used in determining the fair value of investments which are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc. Generally, the types of securities included in Level 2 for the Money Market Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

—    Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2013 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$67,936,860(a	)	$—		$ —	$67,936,860
Enterprise Fund	127,583,643(a	)	—		581,800	128,165,443
Small Cap Core Fund	125,397,314(a	)	—		—	125,397,314
Microcap Value Fund	139,362,764(a	)	799,553(b	)	37,650	140,199,967
Mid Cap Value Fund	2,773,122(a	)	—		—	2,773,122
Prime Money Market Fund	—		12,601,772,645(c	)	—	12,601,772,645
U.S. Government Money Market Fund	—		5,797,663,440(c	)	—	5,797,663,440
Tax Free Money Market Fund	15,000,000(d	)	1,284,470,577(e	)	—	1,299,470,577
Access Capital Community
Investment Fund	5,852,690(d	)	633,644,303(c	)	—	639,496,993
Emerging Market Select Bond Fund	52,534,925(d	)	144,903,186(c	)	—	197,438,111
Emerging Market Corporate Bond Fund	1,767,383(d	)	15,771,393(c	)	—	17,538,776
Global High Yield Bond Fund	1,062,355(d	)	25,855,165(c	)	—	26,917,520
Global Convertible Bond Fund	313,370(c	)	17,115,237(c	)	—	17,428,607
Absolute Return Fund	280,277,456(d	)	149,093,802(c	)	—	429,371,258

Other Financial Instruments*
Access Capital Community Investment Fund	1,271,849		—		—	1,271,849
Emerging Market Select Bond Fund	—		3,199,614		—	3,199,614
Emerging Market Corporate Bond Fund	—		7,722		—	7,722
Global High Yield Bond Fund	—		61,296		—	61,296
Global Convertible Bond Fund	—		91,393		—	91,393
Absolute Return Fund	753,490		6,077,897		—	6,831,387

Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	(687,500)		—		—	(687,500)
Emerging Market Select Bond Fund	(2,531)		(2,230,134)		—	(2,232,665)
Emerging Market Corporate Bond Fund	(22,563)		(5,071)		—	(27,634)
Global High Yield Bond Fund	—		(56,904)		—	(56,904)
Global Convertible Bond Fund	—		(3,865)		—	(3,865)
Absolute Return Fund	(54,899)		(3,394,106)		—	(3,449,005)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities as disclosed in the Consumer Discretionary ($576,462), Financials ($123,437), Industrials ($134) and Materials ($99,520) sections of the Schedules of Portfolio Investments.
(c)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(d)	Level 1 investments consist of Investment Companies.
(e)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

During the period ended June 30, 2013, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $480 were due to the absence of an active trading market for the securities on the last business day of the period. Securities were transferred from Level 2 to Level 1 in the amount of $599,309 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Enterprise Fund	Microcap Value Fund
		(Common Stocks-Consumer
	(Common Stocks-Industrials)	Discretionary, Health Care)
Balance as of 09/30/12 (value)	$592,946	$ 20,550
Transfers in	—	53,460(a)
Change in unrealized appreciation (depreciation) *	(11,146)	(36,360)

Balance as of 6/30/13 (value)	$581,800	$ 37,650

(a) This security was transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2013.

The Funds’ assets assigned to the Level 3 category were valued using observable market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Fund’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of September 30, 2012 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Enterprise Fund	$4,116,532	2018

Microcap Value Fund	17,632,206	2018

Prime Money Market Fund	4,195,564	2017

Tax Free Money Market Fund	10,264	2019

Access Capital Community Investment Fund	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2012, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $3,615,809 and a long-term capital loss carryforward of $6,200,860 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013.

Deferred Qualified Late-Year Losses
SMID Cap Growth Fund	$314,732
Enterprise Fund	230,894
Small Cap Core Fund	165,592
Mid Cap Value Fund	991
Tax Free Money Market Fund	6,606
Access Capital Community Investment Fund	5,475,077
Emerging Market Corporate Bond Fund	4,583
Global High Yield Bond Fund	2,870

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of June 30, 2013, Global High Yield Bond had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8-22-13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8-22-13

By (Signature and Title)*	/s/ Kathleen A. Hegna Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	8-22-13

* Print the name and title of each signing officer under his or her signature.